   As filed with the Securities and Exchange Commission on November 30, 1999
                        File Nos. 333-32483 and 811-8305
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                -----------------
                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [ ]
PRE-EFFECTIVE AMENDMENT NO.                                             [ ]
POST-EFFECTIVE AMENDMENT NO. 6                                          [X]
                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [ ]
AMENDMENT NO. 8                                                         [X]

                               ------------------

                                  EUREKA FUNDS
                                  ------------
               (Exact Name of Registrant as Specified in Charter)

                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                     (Address of Principal Business Office)

                                  614-470-8000
                                  ------------
              (Registrant's Telephone Number, including Area Code)

                                 Martin R. Dean
                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                     (Name and Address of Agent for Service)

                          Copies of communications to:

      Martin E. Lybecker, Esq.                 Eureka Funds
      Ropes & Gray                             3435 Stelzer Road
      1301 K Street, N.W.                      Columbus, Ohio  43219
      Suite 800 East
      Washington, D.C.  20004

Approximate Date of Proposed Public Offering: Continuous.

     It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)

[ ] on (date) pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(i)

[X] on February 1, 2000 pursuant to paragraph (a)(i)

[ ] 75 days after filing pursuant to paragraph (a)(ii)

[ ] on (date) pursuant to paragraph (a)(ii)

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:  Shares of Beneficial Interest

                                  EUREKA FUNDS

                                  TRUST SHARES
                         U.S. Treasury Obligations Fund
                             Prime Money Market Fund
                           Investment Grade Bond Fund
                          Global Asset Allocation Fund
                                   Equity Fund


                                   PROSPECTUS

                                FEBRUARY 1, 2000

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

HOW TO READ THIS PROSPECTUS

This prospectus is arranged into different sections so that you can easily review this important information. The next page contains general information you should know about investing in the Funds.

If you would like more detailed information about each Fund, please see:

FUND SUMMARY, INVESTMENT STRATEGY, RISK/RETURN SUMMARY, PERFORMANCE INFORMATION, AND FEES AND EXPENSE
4  - U.S. Treasury Obligations Fund
7  - Prime Money Market Fund
11 - Investment Grade Bond Fund
15 - Global Asset Allocation Fund
19 - Equity Fund

If you would like more information about the following topics, please see:

23   YOUR ACCOUNT
     23  -   Multiple Class Structure
     23  -   Opening an account
     24  -   Buying shares
     26  -   Selling shares
     27  -   Exchanging shares
     28  -   Pricing of Fund shares
     30  -   Additional investor services
     30  -   Dividends and Distributions
     31  -   Taxes
33   INVESTMENT MANAGEMENT
41   OTHER SERVICE PROVIDERS
38   FINANCIAL HIGHLIGHTS
39   ADDITIONAL INVESTMENT PRACTICES AND
     RISKS

TO OBTAIN MORE INFORMATION ABOUT THE
EUREKA FUNDS PLEASE REFER TO THE BACK
COVER OF THE PROSPECTUS



February 1, 2000

INTRODUCTION

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade.

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF SANWA BANK CALIFORNIA, ITS AFFILIATES, OR ANY BANK. IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY.

Each Fund has its own investment goal and strategies for reaching that goal. However, it cannot be guaranteed that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

The portfolio manager invests each Fund's assets in a way that the manager believes will help the Fund achieve its goal. A manager's judgments about the bond and stock markets, economy and companies, and his or her method of investment selection, may cause a Fund to underperform other funds with similar objectives.

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS FUND
--------------------------------------------------------------------------------


FUND SUMMARY

Investment Goal                         Current income with liquidity and
                                        stability of principal
--------------------------------------------------------------------------------
Investment Focus                        U.S. Treasury securities and repurchase
                                        agreements collateralized by U.S.
                                        Treasury securities
--------------------------------------------------------------------------------
Principal Investment Strategy           Invests in short-term U.S. Treasury
                                        securities
--------------------------------------------------------------------------------
Share Price Volatility                  Low
--------------------------------------------------------------------------------
Investor Profile                        Short-term or highly risk averse
                                        investors seeking current income from a
                                        money market fund that invests in
                                        obligations supported by the full faith
                                        and credit of the U.S. government
--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The U.S. Treasury Obligations Fund seeks current income consistent with liquidity and stability of principal.

The Fund invests exclusively in bills, notes, and bonds issued or guaranteed by the U.S. government, agency obligations supported by the full faith and credit of the U.S. government, and repurchase agreements collateralized by U.S. Treasury securities.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following principal risks:

     Interest Rate Risk - Interest rate risk involves the possibility that the Fund's yield will decrease due to a decline in interest rates.

     Net Asset Value Risk - The risk that the Fund will be unable to meet its goal of a constant $1 per share.

     For more information about these risks please refer to the section titled "Additional Investment Practices and Risks."

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF SANWA BANK CALIFORNIA, ITS AFFILIATES, OR ANY BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS FUND
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the Fund's performance for its first full calendar year of operations.

[INSERT BAR CHART]


     Best Quarter                   Worst Quarter
     -------                        -------
     (------)                       (------)

This table compares the Fund's average annual total returns for periods ending December 31, 1999 to those of the Lipper U. S. Treasury Money Market Funds Average.

--------------------------------------------------------------------------------
                                                                         SINCE
                                                                       INCEPTION
                                                          1 YEAR       (11/3/97)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS FUND                                  %              %
--------------------------------------------------------------------------------
LIPPER U.S. TREASURY MONEY MARKET FUNDS AVERAGE(1)              %              %
--------------------------------------------------------------------------------
(1) The Lipper U. S. Treasury Money Market Funds Average is based on an arithmetic average of U.S. Treasury money market funds as reported by Lipper Inc.


YIELD

All mutual funds must use the same formulas to calculate yield and effective yield. The Fund typically advertises performance in terms of a 7-day yield and 7-day effective yield and may advertise total return. The 7-day yield quotation more closely reflects current earnings of the Fund than the total return quotation. The 7-day effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. Current yields and effective yields fluctuate daily and will vary due to factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio. The 7-day yield for the period ended December 31, 1999 was ___%.

You may obtain the most current yield information for the Fund by calling
(888)890-8121.

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS FUND
--------------------------------------------------------------------------------

FEES AND EXPENSES

--------------------------------------------------------------------------------
SHAREHOLDER FEES(1)
--------------------------------------------------------------------------------

This table describes the shareholder fees that you pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.

Maximum Sales Charge (Load) Imposed on Purchases                       0%
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                                   0%
(as a percentage of net asset value)

Redemption Fee
(as a percentage of amount redeemed)(2)                                0%

(1) A shareholder's account may be charged account fees for automatic investments, exchanges, and other investment services. Please refer to the section titled "Your Account."
(2)  Does not include any wire transfer fees, if applicable.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.

Investment Advisory Fees                                      0.20%*
Distribution/Service (12b-1) Fees                             0.00%
Other Expenses                                                0.41%
                                                              -----

Total Annual Fund Operating Expenses                          0.61%*

     * During the last fiscal year, Sanwa Bank California (the "Adviser") waived 0.10% of its Investment Advisory Fees. This fee waiver may be terminated at any time by the Adviser. Accordingly, actual annual fund operating expenses were as follows:

           Investment Advisory Fees                       0.10%
           Distribution/Service (12b-1) Fees              0.00%
           Other Expenses                                 0.41%
                                                          -----

           Total Annual Fund Operating Expenses           0.51%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS FUND
--------------------------------------------------------------------------------

Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

     1 YEAR            3 YEARS          5 YEARS              10 YEARS
     $---              $---             $---                 $---

--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------


FUND SUMMARY

Investment Goal                         Current income with liquidity and
                                        stability of principal
--------------------------------------------------------------------------------
Investment Focus                        High quality money market instruments
--------------------------------------------------------------------------------
Principal Investment Strategy           Invests in high-quality, short-term debt
                                        instruments
--------------------------------------------------------------------------------
Share Price Volatility                  Low
--------------------------------------------------------------------------------
Investor Profile                        Short-term or risk averse investors
                                        seeking current income from a money
                                        market fund that invests in high quality
                                        instruments
--------------------------------------------------------------------------------
INVESTMENT STRATEGY

The Prime Money Market Fund seeks as high a level of current income as is consistent with maintaining liquidity and stability of principal.

The Fund invests primarily in U.S. government agency securities, high-quality commercial paper, short-term corporate debt obligations, and repurchase agreements. To be considered high-quality, a security must be rated in one of the two highest credit quality categories for short-term securities or determined by the Fund's Adviser to be of comparable quality.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following principal risks:

     Credit Risk - Credit risk is the possibility that an issuer cannot make timely interest and principal payments on its securities. Because the Fund will only invest in securities believed to pose minimal credit risk, it is unlikely that losses due to credit risk will cause a decline in the value of your investment. However, even if not severe enough to cause such a decline in principal value, credit losses could reduce the Fund's yield. In general, lower-rated securities have higher credit risks.

     Interest Rate Risk - Interest rate risk involves the possibility that the Fund's yield will decrease due to a decline in interest rates.

     Net Asset Value Risk - The risk that the Fund will be unable to meet its goal of a constant $1 per share.

     For more information about these risks please refer to the section titled "Additional Investment Practices and Risks."

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF SANWA BANK CALIFORNIA, ITS AFFILIATES, OR ANY BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER

--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the Fund's performance for its first full calendar year of operations.

[INSERT BAR CHART]


     Best Quarter          Worst Quarter
     -------                        -------
     (------)                       (------)

This table compares the Fund's average annual total returns for periods ending December 31, 1999 to those of the Lipper Money Market Funds Average.

--------------------------------------------------------------------------------
                                                                SINCE
                                                               INCEPTION
                                             1 YEAR            (11/1/97)
--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND                           %                   %
--------------------------------------------------------------------------------
LIPPER MONEY MARKET FUNDS AVERAGE(1)              %                   %
--------------------------------------------------------------------------------
(1) The Lipper Money Market Funds Average is based on an arithmetic average of money market funds as reported by Lipper Inc.


YIELD

All mutual funds must use the same formulas to calculate yield and effective yield. The Fund typically advertises performance in terms of a 7-day yield and 7-day effective yield and may advertise total return. The 7-day yield quotation more closely reflects current earnings of the Fund than the total return quotation. The 7-day effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. Current yields and effective yields fluctuate daily and will vary due to factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio. The 7-day yield for the period ended December 31, 1999 was ___%.

You may obtain the most current yield information for the Fund by calling
(888)890-8121.

--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

FEES AND EXPENSES

--------------------------------------------------------------------------------
SHAREHOLDER FEES(1)
--------------------------------------------------------------------------------

This table describes the shareholder fees that you pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.

Maximum Sales Charge (Load) Imposed on Purchases                 0%
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                             0%
(as a percentage of net asset value)

Redemption Fee (as a percentage of                               0%
amount redeemed)(2)

(1) A shareholder's account may be charged account fees for automatic investments, exchanges, and other investment services. Please refer to the section titled "Your Account."
(2)  Does not include any wire transfer fees, if applicable.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------
This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.

Investment Advisory Fees                         0.30%*
Distribution/Service (12b-1) Fees                0.00%
Other Expenses                                   0.33%
                                                 -----

Total Annual Fund Operating Expenses             0.63%*

     * During the last fiscal year, the Adviser waived 0.10% of its Investment Advisory Fees. This fee waiver may be terminated at any time by the Adviser. Accordingly, actual annual fund operating expenses were as follows:

                  Investment Advisory Fees                             0.20%
                  Distribution/Service (12b-1) Fees                    0.00%
                  Other Expenses                                       0.33%
                                                                       -----

                  Total Annual Fund Operating Expenses                 0.53%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.

--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

        1 YEAR           3 YEARS           5 YEARS           10 YEARS
        $---             $---              $---              $---

--------------------------------------------------------------------------------
INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------


FUND SUMMARY

Investment Goal                          A high level of income, consistent
                                         with preservation of capital
--------------------------------------------------------------------------------
Investment Focus                         High quality debt obligations
--------------------------------------------------------------------------------
Principal Investment Strategy            Attempts to identify fixed income
                                         securities with high expected returns
                                         using a quantitative securities
                                         selection process
--------------------------------------------------------------------------------
Share Price Volatility                   Low to Medium
--------------------------------------------------------------------------------
Investor                                 Profile Investors willing to accept low
                                         to medium price fluctuation in order to
                                         receive income from their investment
                                         that is typically higher than that of a
                                         money market fund
--------------------------------------------------------------------------------
INVESTMENT STRATEGY

The Investment Grade Bond Fund seeks a high level of income, consistent with preservation of capital.

The Fund invests in a broad range of fixed income securities, including U.S. Treasury securities, U.S. agency securities, mortgage related securities, and corporate bonds. The Fund will invest at least 80% of its net assets in bonds which are investment grade securities. To be considered investment grade, a security must be rated in one of the four highest credit quality categories or determined by the Fund's Adviser to be of comparable quality.

The Adviser uses its proprietary, quantitative security selection strategy to determine the optimal combination of investments in the portfolio. Quantitative investment models and risk management systems assist the Adviser in identifying the optimal interest rate, credit, and exposure at any point in time. The Adviser seeks the fixed income sectors and/or securities with high expected relative return premiums, adjusted for risk. Fundamental valuation, macroeconomic, technical and risk measures are all employed to determine the expected relative return premium for each sector and/or security. Once the attractiveness of the various investment sector and individual security alternatives is determined, the portfolio is constructed so as to overweight those sectors and/or securities with the most-favorable prospects, according to the current quantitative analysis.

The Fund may invest up to 20% of its assets in non-investment grade debt securities, preferred stocks and convertible securities. In the event that a security held by the Fund is downgraded, the Fund may continue to hold such security until such time as the Adviser deems it to be advantageous to dispose of the security.

In pursuing its investment objective, the Fund expects that its portfolio will be characterized by investment risk that is similar to that of a broadly diversified investment grade bond portfolio, such as a portfolio structured to match the Lehman Brothers Aggregate Bond Index or the Salomon Broad Investment Grade Bond Index.

--------------------------------------------------------------------------------
INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

         Credit Risk - Credit risk is the possibility that an issuer cannot make timely interest and principal payments on its debt obligations, such as bonds. In general, lower-rated bonds have higher credit risks. However, because the Fund invests primarily in investment grade debt obligations, credit risk is minimized.

         Interest Rate Risk - Interest rate risk involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates. In general, the longer a security's maturity, the greater the interest rate risk.

         Prepayment/Call Risk - Prepayment risk is the chance that the repayment of mortgages backing a security will occur sooner than expected. Call risk is the possibility that during periods of falling interest rates, a bond issuer will "call" - or repay - its high-yielding bond before the bond's maturity date. In each case, the Fund may be forced to reinvest in securities with a lower yield. It may also lose any premium paid for the bond. Changes in prepayment/call rates can result in greater price and yield volatility.

         The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

         For more information about these risks please refer to the section titled "Additional Investment Practices and Risks."

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF SANWA BANK CALIFORNIA, ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the Fund's performance for its first full calendar year of operations.

[INSERT BAR CHART]


         Best Quarter               Worst Quarter
         -------                    -------

--------------------------------------------------------------------------------
INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------

         (------)          (------)
This table compares the Fund's average annual total returns for periods ending December 31, 1999 to those of the Lehman Brothers Aggregate Bond Index and the Lipper Intermediate Investment Grade Debt Funds Average.

--------------------------------------------------------------------------------
                                                                       SINCE
                                                                      INCEPTION
                                                            1 YEAR    (11/1/97)
--------------------------------------------------------------------------------
INVESTMENT GRADE BOND FUND                                       %           %
--------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE BOND INDEX(1)                          %           %
--------------------------------------------------------------------------------
SALOMON BROAD INVESTMENT GRADE BOND INDEX(2)                     %           %
--------------------------------------------------------------------------------
LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE(3)       %           %
--------------------------------------------------------------------------------

(1) The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of intermediate- term government bonds, investment grade corporate debt securities and mortgage-backed securities.
(2) The Salomon Broad Investment Grade Bond Index is an unmanaged index generally representative of U.S. investment grade bonds with over one year to maturity.
(3) The Lipper Intermediate Investment Grade Debt Funds Average is based on an arithmetic average of intermediate investment grade debt funds as reported by Lipper Inc.

FEES AND EXPENSES

--------------------------------------------------------------------------------
SHAREHOLDER FEES(1)
--------------------------------------------------------------------------------
This table describes the shareholder fees that you pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.

Maximum Sales Charge (Load) Imposed on Purchases            0%
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                        0%
(as a percentage of net asset value)

Redemption Fee
(as a percentage of amount redeemed)(2)                     0%

(1) A shareholder's account may be charged account fees for automatic investments, exchanges, and other investment services. Please refer to the section titled "Your Account."
(2)  Does not include any wire transfer fees, if applicable.

--------------------------------------------------------------------------------
INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.

Investment Advisory Fees                             0.60%*
Distribution/Service (12b-1) Fees                    0.00%
Other Expenses                                       0.40%
                                                     -----

Total Annual Fund Operating Expenses                 1.00%*

     * During the last fiscal year, the Adviser waived 0.10% of its Investment Advisory Fees. These fee waivers may be terminated at any time by the Adviser. Accordingly, actual annual fund operating expenses were as follows:

             Investment Advisory Fees                      0.50%
             Distribution/Service (12b-1) Fees             0.00%
             Other Expenses                                0.40%
                                                           ----

             Total Annual Fund Operating Expenses          0.90%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

 1 YEAR             3 YEARS         5 YEARS     10 YEARS
 $_____             $______         $______     $_______

--------------------------------------------------------------------------------
GLOBAL ASSET ALLOCATION FUND
--------------------------------------------------------------------------------


FUND SUMMARY

Investment Goal                          Income and long-term capital
                                         appreciation
--------------------------------------------------------------------------------
Investment Focus                         Common stocks and bonds of U.S. and
                                         foreign issuers
--------------------------------------------------------------------------------
Principal Investment Strategy            Attempts to diversify investments
                                         across countries, currencies, and asset
                                         classes using a quantitative securities
                                         selection process
--------------------------------------------------------------------------------
Share Price Volatility                   Medium
--------------------------------------------------------------------------------
Investor Profile                         Investors seeking currentincome and
                                         capital appreciation with higher
                                         current income and lower volatility
                                         than the average stock fund
--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Global Asset Allocation Fund seeks a balance of income and long-term capital appreciation.

Through the use of a disciplined asset allocation approach, the Fund intends to invest in, and assume a level of risk commensurate with, a globally diversified portfolio of stocks, bonds, and cash equivalents. The Adviser will use a variety of quantitative investment models to identify the country, sector, and asset classes with the highest expected risk-adjusted return. Once the relative attractiveness of the various investment class alternatives is determined, the portfolio is constructed so as to overweight those countries, currencies, sectors, and asset classes with the most favorable prospects, according to the current quantitative analysis.

The Fund will invest in a varying combination of stocks, bonds, and cash equivalents selected primarily from major markets such as: the United States, Japan, the U.K., Germany, France, Switzerland, Spain, Canada, and Australia. The Fund may also invest in other markets, including emerging markets. By diversifying across countries, currencies, and asset classes (stocks and bonds), the Fund pursues its capital appreciation goals while seeking to control portfolio risk. The Fund will normally invest at least 65% of its net assets in securities representing at least three different countries, including the United States.

The Fund's equity exposure typically will not deviate by more than 20% from the market capitalization weights of the respective individual equity markets as determined by that market's representation in the Salomon Smith Barney Primary World Index or the Morgan Stanley Capital International World Index. For example, if the Japanese equity market represents 30% of the Salomon Smith Barney Primary World Index, then Japanese equities will typically represent not less than 10% nor more than 50% of the Fund's equity exposure.

Bonds in the Fund's portfolio are expected to range in maturity from one to thirty years. The Fund's bond portfolio will seek to maintain a risk level, yield, maturity and other characteristics commensurate with that of the Lehman Brothers U.S. Treasury Index. The Fund will normally invest at least 25% of its net assets in fixed income securities.

--------------------------------------------------------------------------------
GLOBAL ASSET ALLOCATION FUND
--------------------------------------------------------------------------------


In order to execute its strategy in an efficient manner, the Adviser may utilize equity index, bond index, and currency futures contracts in the various countries. The Fund may use futures contracts to provide an efficient means of achieving broad market exposure to the stock, fixed income and currency markets of a particular country, to provide liquidity, and to facilitate asset allocation shifts.

In addition to the securities described above, the Fund may invest in other types of equity and debt securities.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

         Foreign Securities Risk - Investing in foreign markets involves greater risk than investing in the United States. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

         Market Risk - Market risk is the possibility that the Fund's investments in equity securities will decline because of drops in the stock market. Stock markets tend to move in cycles, with periods of either rising or falling prices. The value of your investment will go up or down in response to these movements.

         Investment Style Risk - Investment style risk is the possibility that returns from large capitalization stocks will trail returns from other asset classes or the overall stock market.

         The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

         For more information about these risks please refer to the section titled "Additional Investment Practices and Risks."


AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF SANWA BANK CALIFORNIA, ITS AFFILIATES, OR ANY BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------
GLOBAL ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the Fund's performance for its first full calendar year of operations.

[INSERT BAR CHART]

       Best Quarter     Worst Quarter

         --------          --------
        (________)        (________)

This table compares the Fund's average annual total returns for periods ending December 31, 1999 to those of the Salomon Smith Barney Primary World Index , the Lehman Brothers U.S. Treasury Index, and the Lipper Global Flexible Portfolio Funds Average.

--------------------------------------------------------------------------------
                                                                        SINCE
                                                                      INCEPTION
                                                       1 YEAR         (11/1/97)
--------------------------------------------------------------------------------
GLOBAL ASSET ALLOCATION FUND                                 %                %
--------------------------------------------------------------------------------
SALOMON SMITH BARNEY PRIMARY WORLD INDEX(1)                  %                %
CONFIRM ACCURACY OF INDEX NAME
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S. TREASURY INDEX(2)                       %                %
--------------------------------------------------------------------------------
LIPPER GLOBAL FLEXIBLE PORTFOLIO FUNDS AVERAGE(3)            %                %
--------------------------------------------------------------------------------

(1) The Salomon Smith Barney Primary World Index is an unmanaged index generally representative of the performance of the international and domestic stock market. ADD SALOMON DISCLOSURE?
(2) The Lehman Brothers U.S. Treasury Index is an unmanaged index generally representative of the performance of the domestic Treasury market.
(3) The Lipper Global Flexible Portfolio Funds Average is based on an arithmetic average of global funds as reported by Lipper Inc.

FEES AND EXPENSES

--------------------------------------------------------------------------------
SHAREHOLDER FEES(1)
--------------------------------------------------------------------------------
This table describes the shareholder fees that you pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.

--------------------------------------------------------------------------------
GLOBAL ASSET ALLOCATION FUND
--------------------------------------------------------------------------------


Maximum Sales Charge (Load) Imposed on Purchases             0%
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                         0%
(as a percentage of net asset value)

Redemption Fee
(as a percentage of amount redeemed)(2)                      0%

(1) A shareholder's account may be charged account fees for automatic investments, exchanges, and other investment services. Please refer to the section titled "Your Account."
(2)  Does not include any wire transfer fees, if applicable.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------
This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.

Investment Advisory Fees                        0.90%*
Distribution/Service (12b-1) Fees               0.00%
Other Expenses                                  0.64%
                                                -----

Total Annual Fund Operating Expenses            1.54%*

     * During the last fiscal year, the Adviser waived 0.10% of its Investment Advisory Fee. This fee waiver may be terminated at any time by the Adviser. Accordingly, actual annual fund operating expenses were as follows:

           Investment Advisory Fees                         0.80%
           Distribution/Service (12b-1) Fees                0.00%
           Other Expenses                                   0.64%
                                                            -----

           Total Annual Fund Operating Expenses             1.44%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

 1 YEAR             3 YEARS             5 YEARS               10 YEARS
 $_____             $______             $______               $_______

--------------------------------------------------------------------------------
EQUITY FUND
--------------------------------------------------------------------------------


FUND SUMMARY

Investment Goal                         Long-term capital growth
--------------------------------------------------------------------------------
Investment Focus                        U.S. common stocks
--------------------------------------------------------------------------------
Principal Investment Strategy           Attempts to identify stocks of both
                                        undervalued companies and growth
                                        companies using a quantitative
                                        securities selection process
--------------------------------------------------------------------------------
Share Price Volatility                  Medium to high
--------------------------------------------------------------------------------
Investor Profile                        Investors with long-term investment
                                        goals who are looking primarily for
                                        growth of capital
--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Equity Fund seeks long-term capital growth. The Fund intends to invest at least 65% of its net assets in the common stocks of corporations representing a broad cross section of the U.S. economy.

Common stocks are chosen based up on the Adviser's quantitative stock selection models which rank a universe of approximately 1,000 U.S. common stocks according to their valuation, growth, technical, and risk measures. The stocks assigned the highest ratings are those deemed to have a greater potential for price appreciation over a short- to-intermediate term horizon. The portfolio is then constructed so that the aggregate investment characteristics of the Fund are similar to those of the S&P 500 Index. These characteristics include such measures as economic sector diversification, P/E ratio, dividend yield, and market "beta" (or sensitivity). However, while maintaining aggregate investment characteristics similar to those of the S&P 500 Index, the Fund seeks to invest in individual common stocks -- including stocks which may not be part of that Index -- which the Adviser believes hold a greater potential for price appreciation.

Although the Fund normally intends to be fully invested in common stocks, it may invest temporarily in certain short-term fixed income securities, investment company securities, and money market instruments. Such securities may be used to invest uncommitted cash balances or to maintain liquidity in order to meet shareholder redemptions.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

        Market Risk - Market risk is the possibility that the Fund's investments in equity securities will decline because of drops in the stock market. Stock markets tend to move in cycles, with periods of either rising or falling prices. The value of your investment will go up or down in response to these movements.

--------------------------------------------------------------------------------
EQUITY FUND
--------------------------------------------------------------------------------

        Investment Style Risk - Investment style risk is the possibility that returns from large capitalization stocks (generally, stocks in the S&P 500 Index) will trail returns from other asset classes or the overall stock market.

        The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

        For more information about these risks please refer to the section titled "Additional Investment Practices and Risks."

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF SANWA BANK CALIFORNIA, ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the Fund's performance for its first full calendar year of operations.

[INSERT BAR CHART]




      Best Quarter       Worst Quarter

        -------            -------
       (_______)          (_______)

--------------------------------------------------------------------------------
EQUITY FUND
--------------------------------------------------------------------------------

This table compares the Fund's average annual total returns for periods ending December 31, 1999 to those of the S&P 500 Index and Lipper U.S. Diversified Equity Funds Average.

--------------------------------------------------------------------------------
                                                                      SINCE
                                                                    INCEPTION
                                                     1 YEAR         (11/1/97)
--------------------------------------------------------------------------------
EQUITY FUND                                                %              %
--------------------------------------------------------------------------------
S&P 500 INDEX(1)                                           %              %
--------------------------------------------------------------------------------
LIPPER U.S. DIVERSIFIED EQUITY FUNDS AVERAGE(2)            %              %
--------------------------------------------------------------------------------

(1) The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market.
(2) The Lipper U.S. Diversified Equity Funds Average is based on an arithmetic average of U.S. diversified equity funds as reported by Lipper Inc.


FEES AND EXPENSES

--------------------------------------------------------------------------------
SHAREHOLDER FEES(1)
--------------------------------------------------------------------------------
This table describes the shareholder fees that you pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.

Maximum Sales Charge (Load) Imposed on Purchases                 0%
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                             0%
(as a percentage of net asset value)

Redemption Fee
(as a percentage of amount redeemed)(2)                          0%

(1) A shareholder's account may be charged account fees for automatic investments, exchanges, and other investment services. Please refer to the section titled "Your Account."
(2)  Does not include any wire transfer fees, if applicable.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.

Investment Advisory Fees                                      0.75%*
Distribution/Service (12b-1) Fees                             0.00%
Other Expenses                                                0.38%
                                                              -----

--------------------------------------------------------------------------------
EQUITY FUND
--------------------------------------------------------------------------------

Total Annual Fund Operating Expenses                          1.13%*

     * During the last fiscal year, the Adviser waived 0.10% of its Investment Advisory Fees. This fee waiver may be terminated at any time by the Adviser. Accordingly, actual annual fund operating expenses were as follows:

                  Investment Advisory Fees                       0.65%
                  Distribution/Service (12b-1) Fees              0.00%
                  Other Expenses                                 0.38%
                                                                 -----

                  Total Annual Fund Operating Expenses           1.03%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

        1 YEAR           3 YEARS           5 YEARS           10 YEARS
        $_____           $______           $______           $_______

YOUR ACCOUNT

MULTIPLE CLASS STRUCTURE

The Eureka Funds offer two classes of shares: Trust shares and Class A shares. Trust shares are offered to Sanwa Bank California and its affiliates, and certain other financial service providers approved by the Distributor. Trust shares are also offered to employees of Sanwa Bank California, employees of BISYS Fund Services, and Trustees of the Eureka Funds. Trust shares are not subject to a distribution/service (12b-1) fee or a shareholder servicing fee. Class A shares are offered to the general public and are subject to a distribution/ service (12b-1) fee and a shareholder servicing fee.

OPENING AN ACCOUNT

1.      Read this prospectus carefully.

2.      Determine how much you want to invest.

        - If purchasing through a financial institution approved by the Distributor, then contact that financial institution. With respect to such shares, it is the responsibility of the financial institution to transmit purchase or redemption orders to the Distributor. Such shares will normally be held of record by the financial institution. Beneficial ownership of shares will be recorded by the financial institution and reflected in the account statements provided by the financial institution to the customer. The minimum initial investment is $100,000.

        - Employees of Sanwa Bank California, employees of BISYS Fund Services, and Trustees of the Eureka Funds may directly purchase Trust shares. The minimum initial investment is $500, or $50 if part of the Eureka Funds' automatic investment plan. There is no minimum subsequent investment amount.

                  Complete the appropriate parts of the Account Registration Form, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For additional information or for an Account Registration Form, please contact your local Sanwa Bank California office or call Eureka Funds at (888)890-8121.

              A Fund may waive its minimum purchase requirement. The Distributor may reject an order if it is considered to be in the best interest of the Fund.

BUYING SHARES

              OPENING AN ACCOUNT                                   ADDING TO AN ACCOUNT
BY MAIL OR BY OVERNIGHT MAIL
        -     To buy shares through a financial                    -     To add to your account through a
              institution approved by the Distributor,                   financial institution approved by the
              you must contact that financial                            Distributor, you must contact that
              institution.                                               financial institution.

        -     Employees of Sanwa Bank California,                  -     Employees of Sanwa Bank California,
              employees of BISYS Fund Services, and                      employees of BISYS Fund Services, and
              Trustees of the Eureka Funds may follow                    Trustees of the Eureka Funds may follow
              the instructions below:                                    the instructions below:

              -   Make out a check, bank draft, or                       -   Make out a check, bank draft, or
                  money order for the investment                             money order for the investment
                  amount (at least $500, or at least $50                     amount payable (there is no
                  if part of the automatic investment                        minimum amount) to the Eureka
                  plan), payable to the Eureka Funds.                        Funds.
              -   Deliver the check, bank draft, or                      -   Deliver the check, bank draft, or
                  money order and your completed                             money order and investment slip
                  Account Registration Form to:                              attached to your account statement
                                                                             (or, if unavailable, provide the Fund
                      BY MAIL:                                               name, share class, amount invested,
                      Eureka Funds                                           account name, and account number)
                      P.O. Box 182792                                        to
                      Columbus, Ohio  43218-2792
                                                                                 BY MAIL:
                      BY OVERNIGHT MAIL:                                         Eureka Funds
                      Eureka Funds                                               P.O. Box 182792
                      c/o BISYS Fund Services                                    Columbus, Ohio  43218-2792
                      Attn: T.A. Operations
                      3435 Stelzer Road                                          BY OVERNIGHT MAIL:
                      Columbus, Ohio  43219                                      Eureka Funds
                                                                                 c/o BISYS Fund Services
                                                                                 Attn: T.A. Operations
                                                                                 3435 Stelzer Road
                                                                                 Columbus, Ohio  43219


                                All purchases by check should be in U.S. dollars.
                         Third party checks, credit cards or cash will not be accepted.


BY WIRE TRANSFER
                                                                   -     If you purchased shares through a
                                                                         financial institution approved by the
                                                                         Distributor, contact that financial
                                                                         institution to place an order by wire
                                                                         transfer.

                                                                   -     Employees of Sanwa Bank California,
                                                                         employees of BISYS Fund Services, and
                                                                         Trustees of the Eureka Funds may follow
                                                                         the instructions below:

                                                                         -   To place an order by wire transfer
                                                                             call the Funds at (888) 890-8121
                                                                             to obtain wiring instructions regarding
                                                                             the bank account number into which
                                                                             funds should be wired and other pertinent
                                                                             information.


                    Your bank may charge a fee to wire funds.


BUYING SHARES

                OPENING AN ACCOUNT                                      ADDING TO AN ACCOUNT


BY ELECTRONIC FUNDS TRANSFER
        -     Your bank must participate in the                    -     Employees of Sanwa Bank California,
              Automated Clearing House and must be a                     employees of BISYS Fund Services, and
              U.S. bank.                                                 Trustees of the Eureka Funds may call
                                                                         (888) 890-8121 to arrange an electronic
        -     To purchase shares by electronic funds                     purchase.
              transfer through a financial institution
              approved by the Distributor, you must
              contact that financial institution.

        -     Employees of Sanwa Bank California, employees of BISYS Fund
              Services, and Trustees of the Eureka Funds may follow the instructions below:

              -   Establish the electronic purchase
                  option on your Account Registration
                  Form.

              -   Call (888) 890-8121 to arrange an
                  electronic purchase.

                          Your bank may charge a fee to send funds by electronic wire transfer.


SELLING SHARES

              DESIGNED FOR                                         TO SELL SOME OR ALL OF YOUR SHARES
BY MAIL
        -     Accounts of any type.                                -     Write a letter of instruction indicating the
                                                                         fund name, your account number, the
        -     Sales of any amount.                                       name(s) in which the account is
                                                                         registered and the dollar value or number
Shares purchased through a financial institution                         of shares you wish to sell.
approved by the Distributor may be required to be
redeemed in accordance with instructions and                       -     Include the account owner(s)
limitations pertaining to his or her account.  For                       signature(s).
example, if a customer has agreed to maintain a
minimum balance in his or her account, and the                     -     Mail the materials to the Eureka Funds,
balance in that account falls below that minimum, the                    P.O. Box 182792, Columbus, Ohio
customer may be required to redeem, or the financial                     43218-2792.  Or by overnight mail to the
institution approved by the Distributor may redeem for                   Eureka Funds, c/o BISYS Fund Services,
and on behalf of the customer, all or part of the                        Attn: T.A.  Operations, 3435 Stelzer
customer's shares to the extent necessary to maintain                    Road, Columbus, Ohio 43219.
the required minimum balance.  If a distribution is to
be made to a customer who is not eligible to receive               -     A check will be mailed to the name(s)
Trust Shares, for whatever reason, then Class A                          address in which the account is registered,
and  Shares will be distributed to that customer.                        or otherwise according to your letter of instruction.
Contact  your financial institution for instructions and
more information.

BY TELEPHONE
        -     Accounts of any type.                                -     Call (888) 890-8121 with instructions as
                                                                         to how you wish to receive your funds
        -     Sales of any amount.                                       (mail, wire, electronic transfer).

Shares purchased through a financial institution approved by the Distributor may be required to be redeemed in accordance with instructions and limitations pertaining to his or her account.
Contact your financial institution for instructions and more information.


                    This option is not available if you have declined telephone privileges.

BY WIRE
        -     Accounts of any type which have elected              -     Call (888) 890-8121 to request a wire
              the wire option on the Account                             transfer.
              Registration Form.
                                                                   -     If you call by 4 p.m. Eastern time, your
        -     Sales of any amount.                                       payment will normally be wired to your
                                                                         bank on the next business day.

     Shares purchased through a financial institution approved by the Distributor may be required to be redeemed in accordance with instructions and limitations pertaining to his or her account. Contact your financial institution for instructions and more information.

                                     The Fund may charge a wire fee. Your
                               bank may charge a fee to receive funds by wire.



BY AUTOMATED CLEARING HOUSE (ACH)
        -     Accounts of any type.                                -     Call (888) 890-8121 to request an
                                                                         electronic funds transfer.
        -     Sales of any amount.
                                                                   -     If you call by 4 p.m. Eastern time, the
        -     Shareholders with accounts at a U.S. bank                  NAV of your shares will normally be
              which participates in the Automated                        determined on the same day and the
              Clearing House.                                            proceeds will be created within 8 days.


                         Your bank may charge a fee to receive funds by Automated Clearing House.


GENERAL POLICIES ON SELLING SHARES

SELLING SHARES IN WRITING. In certain circumstances, you may need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee unless:

        - the redemption check is payable to the shareholder(s) of record, and

        - the check is mailed to the shareholder(s) of record and mailed to the address of record.

You should be able to obtain your signature guarantee from a bank, broker, dealer, credit union, securities exchange or association, clearing agency, or savings association. A notary public CANNOT provide a signature guarantee.

RECEIVING YOUR MONEY. Normally, payment of your redemption proceeds will be made as promptly as possible and, in any event, within seven calendar days after the redemption order is received. At various times, however, a Fund may be requested to redeem shares for which it has not yet received good payment; collection of payment may take ten or more days. In these circumstances, the redemption request will be rejected by the Fund. Once a Fund has received good payment for the shares a shareholder may submit another request for redemption. If you have made your initial investment by check, you cannot redeem any portion of it until that check has cleared (which may require up to 15 days or more). You can avoid this delay by purchasing shares with a certified check or wire transfer.

INVOLUNTARY SALES OF YOUR SHARES. Shares may be redeemed involuntarily if an account balance falls below the minimum established by the financial institution approved by the Distributor. Each Fund reserves the right to redeem your shares at net asset value if your account balance drops below $25,000. Employees of Sanwa Bank California, employees of BISYS Fund Services, and Trustees of the Eureka Funds will not be required to maintain a minimum account balance.

REFUSAL OF REDEMPTION REQUEST. The Funds may postpone payment for shares at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular or express mail. Follow the instructions above under "Selling Your Shares" in this section.

REDEMPTION IN KIND. The Funds reserve the right to make payment in securities rather than cash, known as a "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares.
When you convert these securities to cash, you will pay brokerage charges.

UNDELIVERABLE REDEMPTION CHECKS. For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain undeliverable or uncashed for six months will be canceled and will be redeposited in your account at the current net asset value.

EXCHANGING SHARES

HOW TO EXCHANGE YOUR SHARES. Trust Shares of each Fund may be exchanged for Trust Shares of the other Funds, provided that the Shareholder making the exchange is eligible on the date of the exchange to purchase Trust Shares (with certain exceptions and subject to the terms and conditions described in this prospectus). A Shareholder wishing to exchange Trust Shares purchased through a financial adviser or brokerage account may do so by contacting their adviser or broker.

The Funds do not charge a fee for processing exchanges of its Trust Shares. The exchange will be made on the basis of the relative net asset value of the Shares exchanged.

An exchange from one Fund to another Fund is considered a sale of shares and will result in a capital gain or loss for federal income tax purposes.

Any shareholder who wishes to make an exchange must have received a current Prospectus of the Fund in which he or she wishes to invest before the exchange will be effected.

If not selected on the Account Registration form, the Shareholder will automatically receive exchange privileges.

The Funds reserve the right to change the terms of the exchange privilege upon sixty days' written notice.

The Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that excessive trading can have on efficient portfolio management, the Funds have established a policy of limiting exchange activity to four substantive exchange redemptions from a Fund during any calendar year. Other than exchanges pursuant to the Eureka Funds' Auto Exchange Plan, there is a $500 minimum for exchanges.

PRICING OF FUND SHARES

VALUATION OF SHARES. The price of a Fund's shares is based on the Fund's net asset value. The net asset value of a Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund. The net asset value is calculated separately for the Trust shares and the Class A shares of each Fund.

The net asset value for each Fund (except the Money Market Funds)may be found daily in The Wall Street Journal and other newspapers.

Money Market Funds (the             -        The net asset value of each of the
U.S. Treasury Obligations                    Money Market Funds is determined on
Fund and the Prime Money                     each business day as of 1:00 p.m.
Market Fund)                                 Eastern time and as of the close
                                             of regular trading of the New York
                                             Stock Exchange ("NYSE") (generally
                                             4:00 p.m. Eastern time) on each
                                             day in which the NYSE is open for
                                             trading and the Federal Reserve
                                             Bank is open and any other day
                                             during which there is sufficient
                                             trading in a Fund's investments
                                             that the Fund's net asset value may
                                             be materially affected.

                                    -        The assets in each Money Market
                                             Fund are valued based upon the
                                             amortized cost method, which does
                                             not take into account unrealized
                                             gains or losses.

                                    -        Each Money Market Fund's net asset
                                             value is expected to remain at a
                                             constant $1, although there is no
                                             assurance that this will be
                                             maintained.

                                    -        For further information about the
                                             valuation of investments, see the
                                             Statement of Additional
                                             Information.

Investment Grade Bond Fund,         -        The net asset value of the
the Global Asset Allocation                  Investment Grade Bond Fund,
Fund, and the Equity Fund                    the Global Asset Allocation Fund,
                                             and the Equity Fund is determined
                                             on each business day as of
                                             the close of regular trading of the
                                             NYSE (generally 4:00 p.m. Eastern
                                             time) on each day in which the
                                             NYSE is open for trading and any
                                             other day during which there is
                                             sufficient trading in a Fund's
                                             investments that the Fund's net
                                             asset value may be materially
                                             affected.

                                    -        The assets in the Investment Grade
                                             Bond Fund, the Global Asset
                                             Allocation Fund, and the Equity
                                             Fund are valued accordingly:

                                                      Portfolio securities, the
                                                      principal market for which
                                                      is a securities exchange,
                                                      will be valued at the
                                                      closing sales price on
                                                      that exchange, or, if
                                                      there have been no sales
                                                      during that day, at their
                                                      latest bid. If market
                                                      quotations are not readily
                                                      available, the securities
                                                      will be valued by a method
                                                      which the Board of
                                                      Trustees believes
                                                      accurately reflects fair
                                                      value.

                                                      Portfolio securities, the
                                                      principal market for which
                                                      is not a securities
                                                      exchange, will be valued
                                                      at the mean between their
                                                      latest bid and asked
                                                      prices. If such prices are
                                                      not available, then the
                                                      securities will be valued
                                                      by a method which the
                                                      Board of Trustees believes
                                                      accurately reflects fair
                                                      value.

                                    -        For further information about
                                             valuation of investments, see the
                                             Statement of Additional
                                             Information.

BUY AND SELL PRICES. When you buy shares, you pay the net asset value next determined after your order is received. When you sell shares, you receive the net asset value next determined after your order is received.

ADDITIONAL INVESTOR SERVICES

AUTO INVEST PLAN (AIP). AIP enables a Shareholder who is an employee of Sanwa Bank California, an employee of BISYS Fund Services, or a Trustees of the Eureka Funds to set up periodic additional investments in the Funds of your choice through automatic deductions from your bank account. The minimum investment amount is $50 per Fund and the minimum subsequent investment amount is $50 per Fund. Investments may be made bi-monthly, monthly, or quarterly. To establish, complete the appropriate section in the Account Registration Form. To participate in AIP from your bank account, please attach a voided check to your Account Registration Form.

CHECK WRITING SERVICE. Shareholders of Trust Shares of a Money Market Fund may write checks in the amount of $500 or more against their Fund account. A Shareholder will receive a supply of checks after a signed signature card is received. A check may be made payable to any person, and the Shareholder's account will continue to earn dividends until the check clears. Because of the difficulty of determining in advance the exact value of a Fund account, a Shareholder may not use a check to close his or her account. The Eureka Funds reserve the right to charge a Shareholder's account a fee for stopping payment of a check upon the Shareholder's request or if the check cannot be honored because of insufficient funds or other valid reasons.

AUTO EXCHANGE. Eureka Funds Auto Exchange enables a Shareholder who is an employee of Sanwa Bank California, an employee of BISYS Fund Services, or a Trustees of the Eureka Funds to make regular, automatic withdrawals from Trust Shares of a Money Market Fund and use those proceeds to benefit from dollar-cost-averaging by automatically making purchases of shares of another Eureka Fund. With shareholder authorization, the Transfer Agent will withdraw the amount specified (subject to the applicable minimums) from the Shareholder's Money Market Fund account and will automatically invest that amount in Trust Shares of the Fund designated by the Shareholder. In order to participate in the Auto Exchange, Shareholders must have a minimum beginning balance of $10,000 in their Money Market Fund account and are still subject to minimum account balance requirements as described below.

To participate in the Auto Exchange, complete the appropriate section of the Account Registration Form, which can be acquired by calling the Funds at
(888)890-8121. To change the Auto Exchange instructions or to discontinue the feature, a shareholder must send a written request to the Eureka Funds, P.O. Box 182792, Columbus, Ohio 43218-2792. The Auto Exchange may be amended or terminated without notice at any time.

AUTO WITHDRAWAL PLAN (AWP). If you have at least $10,000 in the Fund selected and maintain a minimum account balance of $1,000 in the Fund, you may use AWP, which allows you to receive regular distributions from your account. Under the plan you may elect to receive automatic payments via check of at least $100 per Fund or more on a monthly basis. You may arrange to receive regular distributions from your account and have the amount transferred according to your instructions by completing the appropriate section in the Account Registration Form or by submitting a written request (with signature guarantee) to the Funds. To change the AWP instructions or to discontinue the feature, the request must be made in writing to the Eureka Funds, P.O. Box 182792, Columbus, Ohio 43218-2792. The AWP may be amended or terminated, without notice, at any time.

EUREKA FUNDS INDIVIDUAL RETIREMENT ACCOUNT ("IRA"). The Eureka Funds IRAs are available to employees of SBCL, employees of BISYS Fund Services and Trustees of the Eureka Funds. The minimum initial investment in an IRA is $500 and there is no minimum subsequent investment requirement. Available IRAs include IRAs set up under a Simplified Employee Pension Plan and IRA "Rollover Accounts." An IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program by purchasing Trust Shares for an IRA. Eureka Funds IRA contributions may be tax deductible and earnings are tax deferred.

         For more information on a Eureka Funds IRA call the Funds at (888) 890-8121. Shareholders are advised to consult a tax adviser on Eureka Funds IRA contribution and withdrawal requirements and restrictions.


DIVIDENDS AND DISTRIBUTIONS

As a mutual fund shareholder, you may receive capital gains and/or income from your investment. The Money Market Funds and the Investment Grade Bond Fund declare dividends daily and pay income dividends monthly. The Global Asset Allocation Fund declares and pays income dividends annually. The Equity Fund declares and pays income dividends monthly. The Money Market Funds do not expect to realize any capital gains. However, if capital gains are realized, the Money Market Funds will distribute such gains at least once a year. The Investment Grade Bond Fund, the Global Asset Allocation Fund, and the Equity Fund each distribute capital gains, if any, at least once a year.

We will automatically reinvest any income dividends and capital gains distributions you are entitled to in additional shares of your Fund(s) unless you notify the Funds that you want to receive your distributions in cash. To do so, select the cash option on your application or to change your existing account, send a letter with your request, including your name and account number to:

                                  Eureka Funds
                                 P.O. Box 182792
                            Columbus, Ohio 43218-2792

Your request will become effective for distributions having record dates after our Distributor receives your request. Note that the Internal Revenue Service treats dividends paid in additional Fund shares the same as it treats dividends paid in cash.

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We've summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes.

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in our Statement of Additional Information.

Note that you may have to pay taxes on Fund distributions whether you received them in the form of cash or additional Fund shares. The Internal Revenue Service treats most mutual fund distributions as ordinary income. One exception is long-term capital gains, which are typically taxed at a lower rate than ordinary income when distributed to shareholders who are individuals regardless of how long such shareholders have held their Fund shares.

TAXES ON FUND DISTRIBUTIONS. You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it (if such income or capital gains were included in the price you initially paid for your shares).

STATE, LOCAL, AND FOREIGN TAXES. In addition to federal taxes, you may have to pay state, local, and foreign taxes on the dividends or capital gains, if any, you receive from a Fund, as well as on capital gains, if any, you realized from selling or exchanging Fund shares.

DIVIDENDS AND SHORT-TERM CAPITAL GAINS. The Internal Revenue Service treats any dividends and short-term capital gains you receive from the Funds as ordinary income.

FUNDS INVESTING IN FOREIGN SECURITIES: If your Fund invests in foreign securities, the income those securities generate may be subject to foreign withholding taxes, which may decrease their yield. Foreign governments may also impose taxes on other payments or gains your Fund earns on these securities. In general, shareholders in these Funds will not be entitled to claim a credit or deduction for these foreign taxes on their U.S. tax return. (There are some exceptions, however; please consult your tax adviser for more information.) In addition, foreign investments may prompt a fund to distribute ordinary income more frequently and/or in greater amounts than purely domestic funds, which could increase your tax liability.

TAX CONSEQUENCES OF SELLING OR EXCHANGING SHARES. If you sell or exchange Fund shares, you may have to report capital gains, if any, you realize as income and any capital loss as a deduction on your federal income tax return. For more specific information about your own tax situation, consult your tax adviser.

The portfolio managers of the Funds do not actively consider tax consequences when making investment decisions. From time to time, the Funds may realize capital gains as by-products of ordinary investment activities. As a result, the amount and timing of Fund distributions may vary considerably from year to year.

--------------------------------------------------------------------------------
AVOID 31% TAX WITHHOLDING. If you have not done so already, be sure to provide us with your correct taxpayer identification number OR certify that it is correct. Unless we have that information, the Funds may be required, by law, to withhold 31% of the taxable distributions you would otherwise be entitled to receive from your Fund investments as well as any proceeds you would normally receive from selling Fund shares.
--------------------------------------------------------------------------------

THESE TAX CONSIDERATIONS MAY OR MAY NOT APPLY TO YOU. PLEASE CONSULT YOUR TAX ADVISER TO DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION. MORE INFORMATION ABOUT TAXES CAN BE FOUND IN THE STATEMENT OF ADDITIONAL INFORMATION.

INVESTMENT MANAGEMENT

INVESTMENT ADVISER

Sanwa Bank California (Sanwa), 601 S. Figueroa Street, Los Angeles, California 90017, serves as the investment adviser to each Fund. Sanwa is a wholly-owned subsidiary of The Sanwa Bank Limited, of Japan. Established in 1972, Sanwa provides a full range of individual and business banking services through a network of more than 100 branches and offices statewide. As of ______, 1999, Sanwa had approximately $__ billion in assets.

Subject to the general supervision of the Board of Trustees of the Funds, Sanwa makes the investment decisions and continuously reviews, supervises, and administers the investment programs of the Funds.

The persons primarily responsible for the day-to-day management of each Fund, as well as their previous business experience, are as follows:

Portfolio Manager          Business Experience
----------------           -------------------

Cecilia Chen               Ms. Chen manages the Eureka Equity Fund and the
                           Eureka Global Asset Allocation Fund. Ms. Chen, Vice
                           President and Director of Equities and Director of Sanwa Investment Management's quantitative research operations, overseas the equity selection process, and the global and domestic asset allocation and currency strategies. She also manages the Sanwa Small
                           Stock Fund and the equity portfolios of
                           high-net-worth individuals.

                           Ms. Chen has more than seven years of experience in the investment management field, with more than five years at the Adviser. Ms. Chen is a Chartered Financial Analyst and holds a Masters of Business Administration from the University of California at Irvine and a Bachelor of Science in math and computer science from the University of California at Los Angeles.

David Lampert              Mr. Lampert manages the Investment Grade Bond Fund
                           and co-manages the U.S. Treasury Obligations Fund and the Prime Money Market Fund. Mr. Lampert, Vice
                           President and Director of Fixed Income, has been with the Adviser since 1984 where he handles investment management and client relations for personal and institutional trust and agency accounts for Sanwa Investment Management. As Deputy Head of
                           Sanwa Investment Management, Mr. Lampert is a key player in the investment strategy and portfolio management of the Adviser's $2 billion in managed assets.

                           Mr. Lampert has held several positions within Sanwa. Before joining the investment management department, he served as deputy treasurer, managing investment and derivative sales, trading and funding. He also served as fixed income section manager, managing a bond portfolio of $700 million and a money market portfolio of $1.2 billion. Mr. Lampert graduated from the University of California at Los Angeles with a bachelor of arts in business/economics.

The investment advisory fees paid to Sanwa, after voluntary fee reductions, by the Funds for the fiscal year ended September 30, 1999 were as follows:

         Fund                                          % of Average Net Assets
         ----                                          -----------------------

U.S. Treasury Obligations Fund                                 0.10%
Prime Money Market Fund                                        0.20%
Investment Grade Bond Fund                                     0.50%
Global Asset Allocation Fund                                   0.80%
Equity Fund                                                    0.65%


Prior Performance of the Adviser

The following tables set forth the Adviser's composite performance data relating to the historical performance of all collective investment trusts and common trust funds managed by the Adviser, since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the Equity Fund and the Investment Grade Bond Fund. The data is provided to illustrate the past performance of the Adviser in managing substantially similar accounts as measured against a specified market index or indices and does not represent the performance of the Equity Fund and the Investment Grade Bond Fund. Investors should not consider this performance data as an indication of future performance of the Equity Fund and the Investment Grade Bond Fund or of the Adviser.

         The Adviser's composite performance data shown below were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and loses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by the Adviser's institutional private accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculation. The Adviser's composites include all actual, fee-paying, discretionary institutional, private accounts managed by the Adviser that have investment objectives, policies, strategies and risks substantially similar to those of the Equity Fund and the Investment Grade Bond Fund. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The monthly returns of the Adviser's composites combine the individual accounts' returns by asset-weighting each individual account's asset value as of the beginning of the month. Yearly returns are calculated by geometrically linking the monthly returns.

         The institutional private accounts that are included in the Adviser's composites are not subject to the same types of expenses to which the Equity Fund and Investment Grade Bond Fund are subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Portfolios by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Adviser's composites could have been adversely affected if the institutional private accounts included in the composites had been regulated as investment companies under the federal securities laws.

         The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

         The investment results of the Adviser's composites presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Equity Fund and Investment Grade Bond Fund or an individual investor investing in such Funds. The investment results of the Adviser's composites were not calculated pursuant to the methodology established by the SEC that will be used to calculate the Funds performance results. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.

         All information set forth in the tables below relies on data supplied by the Adviser or from statistical services, reports or other sources believed by the Adviser to be reliable. However, except as otherwise indicated, such information has not been verified and is unaudited.


                                                Equity Performance
                                                ------------------


                                                  Eureka           Adviser's
                                                  Equity             Equity          S&P 500
         Year                                       Fund           Composite        Index (1)
         ----                                       ----           ---------        ---------
         1988                                                         10.20%          16.50%
         1989                                                         25.18%          31.43%
         1990                                                          4.03%          -3.19%
         1991                                                         29.66%          30.55%
         1992                                                          3.12%           7.68%
         1993                                                          2.54%          10.00%
         1994                                                          0.75%           1.23%
         1995                                                         35.85%          37.50%
         1996                                                         22.60%          23.12%
         1997(2)                                                      23.47%          25.34%
         1997(3)                                   5.55%                 --            6.42%
         1998(4)                                  27.05%                 --           28.60%
         Since Inception(5)                       28.58%                 --           30.86%
         Last Year(6)                                                 30.12%          32.10%
         Last 5 Years(6)                                              17.38%          19.85%
         Last 10 Years(6)                                             15.03%          17.14%

---------------

         1 The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.
         2 For the ten-month period through October 31, 1997.
         3 Aggregate total return for the Trust Shares of the Eureka Equity
           Fund for the period from November 1, 1997 through December 31,
           1997. Return has not been annualized.
         4 Aggregate total return for the Trust Shares of the Eureka Equity Fund for the period from January 1, 1998 through December 31, 1998.
         5 Average annual total return for the Trust Shares of the Eureka Equity Fund for the period from November 1, 1997 through December 31, 1998.
         6 Through October 31, 1997.


                       Investment Grade Bond Performance
                       ---------------------------------

                                            Eureka                                 Lehman           Lehman
                                          Investment          Adviser's           Brothers         Brothers
                                             Grade           Investment          Government/       Aggregate
                                             Bond            Grade Bond           Corporate          Bond
Year                                         Fund             Composite         Bond Index(1)      Index(2)
----                                         ----             ---------         -------------      --------

1988                                                             8.72%             7.59%            7.88%
1989                                                            12.16%            14.24%           14.53%
1990                                                             6.65%             8.28%            8.95%
1991                                                            13.37%            16.13%           16.00%


1992                                                             6.95%             7.58%            7.40%
1993                                                             9.40%            10.97%            9.75%
1994                                                            -5.26%            -3.49%           -2.92%
1995                                                            16.58%            19.24%           18.48%
1996                                                             0.22%             2.91%            3.61%
1997(3)                                                          7.45%             8.04%            8.09%
1997(4)                                         1.24%            --                1.58%            1.47%
1998(5)                                         8.25%            --                9.47%            8.69%
Since Inception(6)                              8.16%            --                9.53%            8.75%
Last Year(7)                                                     8.05%             8.81%            8.89%
Last 5 Years(7)                                                  5.65%             7.62%            7.51%
Last 10 Years(7)                                                 7.60%             9.19%            9.25%


---------------

         1 The Lehman Brothers Government/Corporate Bond Index includes the Lehman Brothers Government and Lehman Brothers Corporate Bond indices. The Government Bond Index is made up of the Treasury Bond Index (all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues) and the Lehman Brothers Agency Bond Index (all publicly issued debt of U.S. Government agencies and quasi-federal corporation, and corporate debt guaranteed by the U.S. Government). We have also included the 1-3 year Government Index, composed of agency and Treasury securities with maturities of one to three years, and the 20+ Year Treasury Index, composed of Treasury issues with 20 years or more to maturity. The Lehman Brothers Corporate Bond Index includes all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt. The Lehman Brothers Corporate Index sectors are industrial, finance, utility, and Yankee. Also included among Yankees is debt issued or guaranteed by foreign sovereign governments, municipalities, or governmental or international agencies.

         2 The Lehman Brothers Aggregate Bond Index includes fixed rate debt issues rated investment grade or higher by Moody's Investors Service, Standard & Poor's Corporation, or Fitch Investors Service, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million. Intermediate indices include bonds with maturities of up to 10 years, and long-term indices include those with maturities of 10 years or longer. Price, coupon, paydown, and total return are reported for all sectors on a month-end to month-end basis. All returns are market value-weighted inclusive of accrued interest.

         3 For the ten-month period through October 31, 1997.

         4 Aggregate total return for the Trust Shares of the Eureka Investment Grade Bond Fund for the period from November 1, 1997 through December 31, 1997. Return has not been annualized.

         5 Aggregate total return for the Trust Shares of the Eureka Investment Grade Bond Fund from the period from January 1, 1998 through December 31, 1998.

         6 Average annual total return for the Trust Shares of the Eureka Investment Grade Bond Fund for the period from November 1, 1997 through December 31, 1998.

         7 Through October 31, 1997.

Prime Money Market Fund
-----------------------

         The Prime Money Market Fund commenced operations on November 1, 1997 subsequent to the transfer of assets by the Employee Benefit Trust Money Market Fund E, a collective investment trust, to the Prime Money

Market Fund in exchange for shares of the Prime Money Market Fund. The Prime Money Market Fund's portfolio of investments on November 1, 1997 was the same as the portfolio of the Employee Benefit Trust Money Market Fund E immediately prior to the transfer.

         The Employee Benefit Trust Money Market Fund E was not a registered investment company as it was exempt from registration under the 1940 Act. Since, in a practical sense, the common trust fund constitutes a "predecessor" of the Fund, the Prime Money Market Fund calculates the performance for each Class of the Fund for periods commencing prior to the transfer of the Employee Benefit Trust Money Market Fund E's assets to the Prime Money Market Fund by including the Employee Benefit Trust Money Market Fund E's total return adjusted to reflect the deduction of fees and expenses, absent any waivers, applicable to the Trust Shares of the Fund as stated in the footnotes to the Fee Table in this Prospectus.

         The Prime Money Market Fund from time to time may advertise certain investment performance figures, as discussed above. These figures are based on historical earnings, but past performance data is not necessarily indicative of future performance of the Fund.

                  COMPARATIVE PERFORMANCE INFORMATION REGARDING
               THE EMPLOYEE BENEFIT TRUST MONEY MARKET FUND E AND
                           THE PRIME MONEY MARKET FUND

                          Average Annual Total Return*
                                October 31, 1997

Fund                                                                1 year     3 years    5 years  10 years
----                                                                ------     -------    -------  --------

Employee Benefit Trust
  Money Market Fund E                                                5.02%       5.15%     4.34%    5.72%

The above-mentioned performance data includes the performance of the Employee Benefit Trust Money Market Fund E for the ten year period before the Prime Money Marker Fund commenced operations, adjusted to reflect the deduction of fees and expenses, absent any waivers, applicable to the Trust Shares of the Prime Money Market Fund. The Employee Benefit Trust Money Market Fund E was not registered under the 1940 Act and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Code. If the Employee Benefit Trust Money Market Fund E had been subject to such requirements of the 1940 Act and the Code, its performance may have been adversely affected. The investment objective, policies, guidelines and restrictions of the Prime Money Market Fund are materially equivalent to the investment objective, policies, guidelines and restrictions of the Employee Benefit Trust Money Market Fund E.


*Figures were calculated pursuant to a methodology established by the SEC and do not reflect the imposition of a sales load given that the Trust Shares of the Prime Money Market Fund are not subject to a sales load.

OTHER SERVICE PROVIDERS


DISTRIBUTOR & ADMINISTRATOR

         BISYS Fund Services
         3435 Stelzer Road
         Columbus, Ohio  43219-3035

TRANSFER AGENT

         BISYS Fund Services, Inc.
         3435 Stelzer Road
         Columbus, Ohio  43219

CUSTODIAN

         The Bank of New York
         90 Washington Street
         New York, New York  10286

LEGAL COUNSEL

         Ropes & Gray
         1301 K Street, N.W., Suite 800 East
         Washington, DC  20005

AUDITORS

         Ernst & Young, LLP
         10 West Broad Street
         Columbus, Ohio  43219

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Trust Shares of each Fund for the period from commencement of operations through September 30, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

                    ADDITIONAL INVESTMENT PRACTICES AND RISKS

INVESTMENT PRACTICES
--------------------

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of the securities and techniques used by the Fund, as well as the risks inherent in their use. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.


         X NO FUNDAMENTAL POLICY LIMITATION ON USAGE
         - NOT PERMITTED
         # REPRESENTS MAXIMUM PERMISSIBLE PERCENTAGE OF TOTAL ASSETS
         + FOR TEMPORARY DEFENSIVE PURPOSES MAY CONSTITUTE 100 PERCENT OF TOTAL
           ASSETS

                                                               PRIME       U.S.       INVESTMENT      GLOBAL
                                                               MONEY     TREASURY        GRADE         ASSET
                                                              MARKET    OBLIGATIONS      BOND       ALLOCATION    EQUITY
                                                               FUND        FUND          FUND          FUND        FUND
                                                              ------    -----------      ----       ----------    ------

INVESTMENT PRACTICES
--------------------
AND SECURITIES
--------------

ASSET BACKED SECURITIES.  Securities secured by                  x         --             x             35          35
company receivables, home equity loans, truck and auto
loans, leases, credit card receivables and other securities
backed by receivables or assets. Credit, interest rate,
opportunity and pre-payment risks.

BANKERS' ACCEPTANCES.  Bills of exchange or time drafts         25         --            35+            35+         35+
drawn on and accepted by a commercial bank.  Credit
risk.

BORROWINGS.(1)  The borrowing of money from banks or            33 1/3     33 1/3        33 1/3         33 1/3      33 1/3
through reverse repurchase agreements.  Leverage and
credit risks.

CERTIFICATES OF DEPOSIT.  Negotiable instruments with a          x         --            35+            35+         35+
stated maturity.  Credit and liquidity risks.

COMMERCIAL PAPER AND OTHER SHORT-TERM                            x         --            35+            35+         35+
OBLIGATIONS.  Short-term promissory notes or other
obligations issued by corporations and other entities.
Credit risk.

COMMON STOCK.  Shares of ownership of a company.                --         --            --              x           x
Market risk.


                                                               PRIME       U.S.       INVESTMENT      GLOBAL
                                                               MONEY     TREASURY        GRADE         ASSET
                                                              MARKET    OBLIGATIONS      BOND       ALLOCATION    EQUITY
                                                               FUND        FUND          FUND          FUND        FUND
                                                               ----        ----          ----          ----        ----

CONVERTIBLE SECURITIES.  Bonds or preferred stock that          --          --             x             x           x
convert to common stock.  Credit, interest rate and
market risks.

CORPORATE OR COMMERCIAL BONDS.  Debt securities                  x          --             x             x          35
issued by corporations.  Credit and interest rate risks.

DOLLAR ROLLS.  A transaction in which a fund sells
securities for delivery in a current month and                  --          --             x             x           x
simultaneously contracts with the same party to
repurchase similar but not identical securities on a
specified future date.  Interest rate, management and
market risks.

EMERGING MARKET SECURITIES.  Securities of countries            --          --            15            15          15
with emerging economies or securities markets.
Currency, information, liquidity, market and political risks.

FOREIGN SECURITIES.

-        Stocks and bonds of foreign issuers                    --          --            35             x          35

-        American depository receipts, European                 --          --            35             x          35
         depository receipts, global depository receipts
         and other similar global instruments

-        Eurodollar Certificates of Deposit, Yankee             35          --            35             x          35
         Certificates of Deposit, Eurodollar Time
         Deposits ("ETD's") and Canadian Time
         Deposits.

Currency, information, liquidity, market, natural event and political risks.

FORWARD COMMITMENTS.  The purchase or sale of a                  x           x             x             x           x
security with payment and delivery scheduled for a
future time.  Leverage, market and opportunity risks.

FORWARD FOREIGN CURRENCY EXCHANGE TRANSACTIONS.                 --          --            --            50          --
Contractual agreement to purchase or sell one specified
currency for another currency at a specified future date
and price. Credit, correlation, currency, information,
leverage, liquidity, management, market,
opportunity and political risks.

ILLIQUID SECURITIES.(3)  Securities which may be difficult to   10          --            15            15          15
sell at an acceptable price.  Liquidity, market and
valuation risks.

                                                               PRIME       U.S.       INVESTMENT      GLOBAL
                                                               MONEY     TREASURY        GRADE         ASSET
                                                              MARKET    OBLIGATIONS      BOND       ALLOCATION    EQUITY
                                                               FUND        FUND          FUND          FUND        FUND
                                                               ----        ----          ----          ----        ----

INVESTMENT COMPANY SECURITIES. Shares of other mutual funds. SBCL and BISYS Fund Services will reduce certain fees when investing in funds for which it serves as investment adviser or administrator. (Investments in any one fund will not exceed 5% of total assets.
Investments in all funds will not exceed 10% of total assets.) Management and market risks.

-        Money market mutual funds                              10          10            10            10          10

-        Non-money market mutual funds                          --          --            --            10          --

INVESTMENT GRADE BONDS.  Interest-bearing or                    --          --             x             x           x
discounted government or corporate securities that
obligate the issuer to pay the bondholder a specified
sum of money, usually at specific intervals, and to repay
the principal amount of the loan at maturity.
Investment grade bonds are those rated BBB or better
by S&P or Baa or better by Moody's or similarly rated
by other nationally recognized statistical rating
organizations, or, if not rated, determined to be of
comparable quality by the Adviser. Market and credit risk.

MONEY MARKET INSTRUMENTS.  Investment-grade, U.S.                x          --             x             x           x
dollar-denominated debt securities that have
remaining maturities of one year or less.  These
securities may include U.S. government obligations,
commercial paper and other short-term corporate
obligations, repurchase agreements collateralized
with U.S. government securities, certificates of
deposit, bankers' acceptances, and other financial
institution obligations.  These securities may carry
fixed or variable interest rates. Market and credit risks.

MORTGAGE BACKED SECURITIES. (2) Debt obligations secured        --          --             x            35          35
by real estate loans and pools of loans, including such
securities as collateralized mortgage obligations, which
are structured pools of mortgage pass through certificates
or mortgage loans, real estate investment conduits, and
stripped mortgage backed securities.  Mortgage backed
securities may have greater price and yield volatility than
traditional fixed-income securities and their prepayment
sensitivity may range from relatively low to relatively
high.  Credit, interest rate, opportunity and pre-payment
risks.


                                                               PRIME       U.S.       INVESTMENT      GLOBAL
                                                               MONEY     TREASURY        GRADE         ASSET
                                                              MARKET    OBLIGATIONS      BOND       ALLOCATION    EQUITY
                                                               FUND        FUND          FUND          FUND        FUND
                                                               ----        ----          ----          ----        ----

MUNICIPAL OBLIGATIONS.  Securities issued by a state or          x          --             x            --          --
political subdivision to obtain funds for various public
purposes.  Municipal obligations include participation
certificates in leases, installment purchase contracts and
conditional sales contracts.  Credit, liquidity, political
and tax risks.

OPTIONS AND FUTURES.(1)  Contracts involving the right or        --          --             x             x           x
obligation to deliver or receive assets or money
depending upon the performance of one or more assets
or an economic index.  Currency, correlation, credit,
interest rate, leverage, liquidity, opportunity and market
risks.

PREFERRED STOCK.  A class of stock that generally pays a        --          --            30             x           x
dividend at a specified rate and has preference over
common stock in the payment of dividends and
liquidation.  Market risk.

REPURCHASE AGREEMENTS.(1)  The purchase of a security            x           x             x             x           x
and the simultaneous commitment to sell it back at an
agreed upon price.  Credit, market and leverage risks.

REVERSE REPURCHASE AGREEMENTS.(1)(4)  The sale of a              x           x             x             x           x
security and the simultaneous commitment to buy it back
at an agreed upon price.  Credit, leverage and market
risks.

RESTRICTED SECURITIES.(5)  Securities not registered under       x          --             x             x           x
the Securities Act of 1933.  Market and valuation risks.

RIGHTS AND WARRANTS.  A contract issued by a                    --          --             x             x           x
corporation enabling the owner to subscribe to and
purchase a specified number of shares of the corporation
at a specified price during a specified period of
time. Market and valuation risks.

SECURITIES LENDING.(1)  The lending of securities to            33 1/3      33 1/3        33 1/3        33 1/3      33 1/3
financial institutions, which provide cash or government
securities as collateral.  Credit risk.

SHORT-TERM TRADING. The sale of a security soon after           --          --             x             x           x
its purchase.  A portfolio engaging in such trading will
have higher turnover and transaction expenses.  Such
trading may also increase a shareholder's tax liability.
Market risk.


                                                               PRIME       U.S.       INVESTMENT      GLOBAL
                                                               MONEY     TREASURY        GRADE         ASSET
                                                              MARKET    OBLIGATIONS      BOND       ALLOCATION    EQUITY
                                                               FUND        FUND          FUND          FUND        FUND
                                                               ----        ----          ----          ----        ----

SWAPS, CAPS AND FLOORS.(5)  Swaps involve the exchange           --          --             x             x           x
of obligations by two parties.  Caps and floors entitle a
purchaser to a principal amount from the seller of the
cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount.
Correlation, credit, interest rate, liquidity, management,
market and opportunity risks.

TIME DEPOSITS.  Non-negotiable receipts issued by a
bank in exchange for the deposit of funds.  Liquidity risk.      x          --            35+           35+         35+

U.S. GOVERNMENT AGENCY SECURITIES. Obligations
issued by U.S. government agencies, such as the                  x           x             x             x          35+
Federal National Mortgage Association (FNMA),
including bills, notes, bonds, and separately traded
registered interest and principal securities. Although
these securities have high credit ratings, the
majority of these obligations are not backed by the full
faith and credit of the U.S. government as are U.S.
Treasury securities. Credit and interest rate risks.

U.S. TREASURY SECURITIES: Obligations issued or                  x           x             x             x          35+
guaranteed as to payment of principal and interest by the
full faith and credit of the U.S. government including
bills, notes, bonds, and separately traded registered
interest and principal securities. Market risk.

VARIABLE AND FLOATING RATE INSTRUMENTS.  Obligations             x          --             x             x           x
with a yield that is reset on a periodic basis and loosely
correlated to changes in money market interest rates,
including variable and floating rate notes and bonds.
Credit, interest rate and liquidity risks.

WHEN-ISSUED OR DELAYED-DELIVERY SECURITIES.  The                 x           x             x             x           x
purchase or sale of securities for delivery at a future date.
Leverage, market and opportunity risks.

(1) Each Fund has a fundamental investment policy regarding these practices or securities, as set forth in the Statement of Additional Information, which may in some cases be less restrictive than the operating policy set forth in the chart.

(2) The Money Market Funds may invest in these securities only if consistent with their objectives and Rule 2a-7.

(3) Each Fund's liquidity limit is calculated as a percentage of its net assets.

(4) Reverse repurchase agreements would also be subject to a Fund's policy on borrowings.

(5) Relative to other securities, these securities are more likely to be deemed illiquid and, therefore, may be subject to the restrictions on illiquid securities.

                                INVESTMENT RISKS
                                ----------------

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "What are the main risks of investing in this Fund?" Because of these risks, the value of the securities held by each Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others.

CORRELATION RISK. The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks and volatility.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK. The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

INFORMATION RISK. The risk that key information about a security or market is inaccurate or unavailable.

INTEREST RATE RISK. The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values.

LEVERAGE RISK. The risk associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

         HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

         SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks. This risk is common to all mutual funds.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable.

OPPORTUNITY RISK. The risk of foregoing an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

POLITICAL RISK. The risk of losses attributable to governmental or political actions, from changes in tax or trade statutes to governmental collapse and war. There are also risks in particular to investing in foreign securities, including higher transaction costs, delayed settlements, currency controls and adverse economic developments.

PRE-PAYMENT RISK. The risk that the principal repayment of a security will occur sooner than expected and will effect the rate of return on mortgage-backed securities and may result in greater price and yield volatility and possible investment losses. When mortgage obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. During periods of declining interest rates, prepayment rates can be expected to accelerate. Under certain interest rate and prepayment rate scenarios, a Fund may fail to recoup any premium paid on mortgage-related securities notwithstanding a direct or indirect governmental or agency guarantee.

TAX RISK. The risk that the issuer of tax-exempt securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause interest income to be retroactively included in gross income.

VALUATION RISK. The risk that a Fund has valued certain of its securities at a higher price than it can sell them for.

PORTFOLIO TURNOVER. High portfolio turnover rates will generally result in higher transaction costs to a Fund and may increase the taxes payable by a Fund's shareholders.

HOW TO OBTAIN MORE INFORMATION

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

More detailed information about the Eureka Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds' holdings and contain information on the market conditions and investment strategies that significantly affected the Eureka Funds' performance during the last year.

TO OBTAIN THE SAI, ANNUAL OR SEMI-ANNUAL REPORTS, OR MORE INFORMATION:

BY TELEPHONE:

Call (888) 890-8121

BY MAIL:

Eureka Funds
P.O. Box 182792
Columbus, Ohio  43218-2792

BY INTERNET:

http://www._________.com

FROM THE SEC: You can also obtain the SAI, the Annual and Semi-Annual Reports, and other information about the Eureka Funds, from the SEC's web site (http://www/sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, 450 5th Street, N.W., Washington, DC 20549-6009.

Eureka Funds' Investment Company Act registration number is 811-08305.

                                  EUREKA FUNDS

                                 CLASS A SHARES
                         U.S. Treasury Obligations Fund
                             Prime Money Market Fund
                           Investment Grade Bond Fund
                          Global Asset Allocation Fund
                                   Equity Fund


                                   PROSPECTUS

                                FEBRUARY 1, 2000

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

HOW TO READ THIS PROSPECTUS

This prospectus is arranged into different sections so that you can easily review this important information. The next page contains general information you should know about investing in the Funds.

If you would like more detailed information about each Fund, please see:

FUND SUMMARY, INVESTMENT STRATEGY, RISK/RETURN SUMMARY, PERFORMANCE INFORMATION, AND FEES AND EXPENSE

4  - U.S. Treasury Obligations Fund
8  - Prime Money Market Fund
12 - Investment Grade Bond Fund
16 - Global Asset Allocation Fund
20 - Equity Fund


If you would like more information about the following topics, please see:

24   YOUR ACCOUNT
     24 - Rule 12b-1 Fees
     24 - Multiple Class Structure
     24 - Opening an account
     25 - Buying shares
     27 - Selling shares
     28 - Exchanging shares
     29 - Pricing of Fund shares
     32 - Additional investor services
     32 - Dividends and Distributions
     33 - Taxes
35   INVESTMENT MANAGEMENT
39   OTHER SERVICE PROVIDERS
40   FINANCIAL HIGHLIGHTS
41   ADDITIONAL INVESTMENT PRACTICES AND
     RISKS

TO OBTAIN MORE INFORMATION ABOUT THE EUREKA FUNDS PLEASE REFER TO THE BACK COVER OF THE PROSPECTUS



February 1, 2000

INTRODUCTION

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade.

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF SANWA BANK CALIFORNIA, ITS AFFILIATES, OR ANY BANK. IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY.

Each Fund has its own investment goal and strategies for reaching that goal. However, it cannot be guaranteed that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

The portfolio manager invests each Fund's assets in a way that the manager believes will help the Fund achieve its goal. A manager's judgments about the bond and stock markets, economy and companies, and his or her method of investment selection, may cause a Fund to underperform other funds with similar objectives.

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS FUND
--------------------------------------------------------------------------------



FUND SUMMARY

Investment Goal                     Current income with liquidity and stability
                                    of principal
--------------------------------------------------------------------------------
Investment Focus                    U.S. Treasury securities and repurchase
                                    agreements collateralized by U.S. Treasury
                                    securities
--------------------------------------------------------------------------------
Principal Investment Strategy       Invests in short-term U.S. Treasury
                                    securities
--------------------------------------------------------------------------------
Share Price Volatility              Low
--------------------------------------------------------------------------------
Investor                            Profile Short-term or highly risk averse
                                    investors seeking current income from a
                                    money market fund that invests in
                                    obligations supported by the full faith and
                                    credit of the U.S. government
--------------------------------------------------------------------------------


INVESTMENT STRATEGY

The U.S. Treasury Obligations Fund seeks current income consistent with liquidity and stability of principal.

The Fund invests exclusively in bills, notes, and bonds issued or guaranteed by the U.S. government, agency obligations supported by the full faith and credit of the U.S. government, and repurchase agreements collateralized by U.S. Treasury securities.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following principal risks:

     Interest Rate Risk - Interest rate risk involves the possibility that the Fund's yield will decrease due to a decline in interest rates.

     Net Asset Value Risk - The risk that the Fund will be unable to meet its goal of a constant $1 per share.

     For more information about these risks please refer to the section titled "Additional Investment Practices and Risks."

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF SANWA BANK CALIFORNIA, ITS AFFILIATES, OR ANY BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS FUND
--------------------------------------------------------------------------------


PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the Fund's performance for its first full calendar year of operations.

[INSERT BAR CHART]


   Best Quarter                  Worst Quarter

     -------                        -------
    (_______)                      (_______)

This table compares the Fund's average annual total returns for periods ending December 31, 1999 to those of the Lipper U. S. Treasury Money Market Funds Average.


--------------------------------------------------------------------------------
                                                                        SINCE
                                                                      INCEPTION
                                                         1 YEAR       (2/3/98)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS FUND                              %             %
--------------------------------------------------------------------------------
LIPPER U.S. TREASURY MONEY MARKET FUNDS AVERAGE(1)          %             %
--------------------------------------------------------------------------------

(1) The Lipper U. S. Treasury Money Market Funds Average is based on an arithmetic average of U.S. Treasury money market funds as reported by Lipper Inc.


YIELD

All mutual funds must use the same formulas to calculate yield and effective yield. The Fund typically advertises performance in terms of a 7-day yield and 7-day effective yield and may advertise total return. The 7-day yield quotation more closely reflects current earnings of the Fund than the total return quotation. The 7-day effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. Current yields and effective yields fluctuate daily and will vary due to factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio. The 7-day yield for the period ended December 31, 1999 was ___%.

You may obtain the most current yield information for the Fund by calling
(888)890-8121.

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS FUND
--------------------------------------------------------------------------------


FEES AND EXPENSES


SHAREHOLDER FEES(1)

This table describes the shareholder fees that you pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.

Maximum Sales Charge (Load) Imposed on Purchases      0%
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                  0%
(as a percentage of net asset value)

Redemption Fee
(as a percentage of amount redeemed)(2)               0%

(1) A shareholder's account may be charged account fees for automatic investments, exchanges, and other investment services. Refer to the section titled "Your Account."
(2)  Does not include any wire transfer fees, if applicable.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.

Investment Advisory Fees                                0.20%*
Distribution/Service (12b-1) Fees                       0.25%
Other Expenses                                          0.66%
                                                        -----

Total Annual Fund Operating Expenses                    1.11%*

     * During the last fiscal year, Sanwa Bank California (the "Adviser") waived 0.10% of its Investment Advisory Fees and the Administrator waived 0.25% of Other Expenses. These fee waivers may be terminated at any time by the Adviser and the Administrator, respectively. Accordingly, actual annual fund operating expenses were as follows:

                  Investment Advisory Fees                       0.10%
                  Distribution/Service (12b-1) Fees              0.25%
                  Other Expenses                                 0.41%
                                                                 -----

                  Total Annual Fund Operating Expenses           0.76%



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS FUND
--------------------------------------------------------------------------------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

          1 YEAR           3 YEARS       5 YEARS           10 YEARS
          $_____           $______       $______           $_______

--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------



FUND SUMMARY

Investment Goal                     Current income with liquidity and stability
                                    of principal
--------------------------------------------------------------------------------
Investment Focus                    High quality money market instruments
--------------------------------------------------------------------------------
Principal Investment Strategy       Invests in high-quality, short-term debt
                                    instruments
--------------------------------------------------------------------------------
Share Price Volatility              Low
--------------------------------------------------------------------------------
Investor Profile                    Short-term or risk averse investors seeking
                                    current income from a money market fund that
                                    invests in high quality instruments
--------------------------------------------------------------------------------


INVESTMENT STRATEGY

The Prime Money Market Fund seeks as high a level of current income as is consistent with maintaining liquidity and stability of principal.

The Fund invests primarily in U.S. government agency securities, high-quality commercial paper, short-term corporate debt obligations, and repurchase agreements. To be considered high-quality, a security must be rated in one of the two highest credit quality categories for short-term securities or determined by the Fund's Adviser to be of comparable quality.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following principal risks:

     Credit Risk - Credit risk is the possibility that an issuer cannot make timely interest and principal payments on its securities. Because the Fund will only invest in securities believed to pose minimal credit risk, it is unlikely that losses due to credit risk will cause a decline in the value of your investment. However, even if not severe enough to cause such a decline in principal value, credit losses could reduce the Fund's yield. In general, lower-rated securities have higher credit risks.

     Interest Rate Risk - Interest rate risk involves the possibility that the Fund's yield will decrease due to a decline in interest rates.

     Net Asset Value Risk - The risk that the Fund will be unable to meet its goal of a constant $1 per share.

     For more information about these risks please refer to the section titled "Additional Investment Practices and Risks."

--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------


AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF SANWA BANK CALIFORNIA, ITS AFFILIATES, OR ANY BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the Fund's performance for its first full calendar year of operations.

[INSERT BAR CHART]


     Best Quarter          Worst Quarter

       -------                -------
      (_______)              (_______)

This table compares the Fund's average annual total returns for periods ending December 31, 1999 to those of the Lipper Money Market Funds Average.


--------------------------------------------------------------------------
                                                                 SINCE
                                                               INCEPTION
                                                 1 YEAR         (2/3/98)
--------------------------------------------------------------------------
PRIME MONEY MARKET FUND                                %             %
--------------------------------------------------------------------------
LIPPER MONEY MARKET FUNDS AVERAGE(1)                   %             %
--------------------------------------------------------------------------

(1) The Lipper Money Market Funds Average is based on an arithmetic average of money market funds as reported by Lipper Inc.


YIELD

All mutual funds must use the same formulas to calculate yield and effective yield. The Fund typically advertises performance in terms of a 7-day yield and 7-day effective yield and may advertise total return. The 7-day yield quotation more closely reflects current earnings of the Fund than the total return quotation. The 7-day effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. Current yields and effective yields fluctuate daily and will vary due to factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio. The 7-day yield for the period ended December 31, 1999 was ___%.

You may obtain the most current yield information for the Fund by calling
(888)890-8121.

--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------


FEES AND EXPENSES


--------------------------------------------------------------------------------
SHAREHOLDER FEES(1)
--------------------------------------------------------------------------------

This table describes the shareholder fees that you pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.

Maximum Sales Charge (Load) Imposed on Purchases                 0%
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                             0%
(as a percentage of net asset value)

Redemption Fee (as a percentage of                               0%
amount redeemed)(2)

(1) A shareholder's account may be charged account fees for automatic investments, exchanges, and other investment services. Refer to the section titled "Your Account."

(2) Does not include any wire transfer fees, if applicable.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.

Investment Advisory Fees                            0.30%*
Distribution/Service (12b-1) Fees                   0.25%
Other Expenses                                      0.65%*
                                                    -----

Total Annual Fund Operating Expenses                1.20%*

     * During the last fiscal year, the Adviser waived 0.10% of its Investment Advisory Fees and the Administrator waived 0.31% of Other Expenses. These fee waivers may be terminated at any time by the Adviser or the Administrator. Accordingly, actual annual fund operating expenses were as follows:

                  Investment Advisory Fees                      0.20%
                  Distribution/Service (12b-1) Fees             0.25%
                  Other Expenses                                0.34%
                                                                -----

                  Total Annual Fund Operating Expenses          0.79%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The

--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------


Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                 1 YEAR       3 YEARS      5 YEARS        10 YEARS
                 $_____       $______      $______        $_______

--------------------------------------------------------------------------------
INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------




FUND SUMMARY

Investment Goal                          A high level of income, consistent
                                         with preservation of capital
--------------------------------------------------------------------------------
Investment Focus                         High quality debt obligations
--------------------------------------------------------------------------------
Principal Investment Strategy            Attempts to identify fixed income
                                         securities with high expected returns
                                         using a quantitative securities
                                         selection process
--------------------------------------------------------------------------------
Share Price Volatility                   Low to Medium
--------------------------------------------------------------------------------
Investor                                 Profile Investors willing to accept low
                                         to medium price fluctuation in order to
                                         receive income from their investment
                                         that is typically higher than that of a
                                         money market fund
--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Investment Grade Bond Fund seeks a high level of income, consistent with preservation of capital.

The Fund invests in a broad range of fixed income securities, including U.S. Treasury securities, U.S. agency securities, mortgage related securities, and corporate bonds. The Fund will invest at least 80% of its net assets in bonds which are investment grade securities. To be considered investment grade, a security must be rated in one of the four highest credit quality categories or determined by the Fund's Adviser to be of comparable quality.

The Adviser uses its proprietary, quantitative security selection strategy to determine the optimal combination of investments in the portfolio. Quantitative investment models and risk management systems assist the Adviser in identifying the optimal interest rate, credit, and exposure at any point in time. The Adviser seeks the fixed income sectors and/or securities with high expected relative return premiums, adjusted for risk. Fundamental valuation, macroeconomic, technical and risk measures are all employed to determine the expected relative return premium for each sector and/or security. Once the attractiveness of the various investment sector and individual security alternatives is determined, the portfolio is constructed so as to overweight those sectors and/or securities with the most-favorable prospects, according to the current quantitative analysis.

The Fund may invest up to 20% of its assets in non-investment grade debt securities, preferred stocks and convertible securities. In the event that a security held by the Fund is downgraded, the Fund may continue to hold such security until such time as the Adviser deems it to be advantageous to dispose of the security.

In pursuing its investment objective, the Fund expects that its portfolio will be characterized by investment risk that is similar to that of a broadly diversified investment grade bond portfolio, such as a portfolio structured to match the Lehman Brothers Aggregate Bond Index or the Salomon Broad Investment Grade Bond Index.

--------------------------------------------------------------------------------
INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------


The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

         Credit Risk - Credit risk is the possibility that an issuer cannot make timely interest and principal payments on its debt obligations, such as bonds. In general, lower-rated bonds have higher credit risks. However, because the Fund invests primarily in investment grade debt obligations, credit risk is minimized.

         Interest Rate Risk - Interest rate risk involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates. In general, the longer a security's maturity, the greater the interest rate risk.

         Prepayment/Call Risk - Prepayment risk is the chance that the repayment of mortgages backing a security will occur sooner than expected. Call risk is the possibility that during periods of falling interest rates, a bond issuer will "call" - or repay - its high-yielding bond before the bond's maturity date. In each case, the Fund may be forced to reinvest in securities with a lower yield. It may also lose any premium paid for the bond. Changes in prepayment/call rates can result in greater price and yield volatility.

         The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

         For more information about these risks please refer to the section titled "Additional Investment Practices and Risks."

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF SANWA BANK CALIFORNIA, ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the Fund's performance for its first full calendar year of operations.

[INSERT BAR CHART]


         Best Quarter      Worst Quarter

         -------           -------

--------------------------------------------------------------------------------
INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------


         (_______)          (______)
This table compares the Fund's average annual total returns for periods ending December 31, 1999 to those of the Lehman Brothers Aggregate Bond Index and the Lipper Intermediate Investment Grade Debt Funds Average.


--------------------------------------------------------------------------------
                                                                        SINCE
                                                                      INCEPTION
                                                            1 YEAR     (2/3/98)
--------------------------------------------------------------------------------
INVESTMENT GRADE BOND FUND                                       %          %
--------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE BOND INDEX(1)                          %          %
--------------------------------------------------------------------------------
SALOMON BROAD INVESTMENT GRADE BOND INDEX(2)                     %          %
--------------------------------------------------------------------------------
LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE(3)       %          %
--------------------------------------------------------------------------------

(1) The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of intermediate- term government bonds, investment grade corporate debt securities and mortgage-backed securities.
(2) The Salomon Broad Investment Grade Bond Index is an unmanaged index generally representative of U.S. investment grade bonds with over one year to maturity.
(3) The Lipper Intermediate Investment Grade Debt Funds Average is based on an arithmetic average of intermediate investment grade debt funds as reported by Lipper Inc.

FEES AND EXPENSES


--------------------------------------------------------------------------------
SHAREHOLDER FEES(1)
--------------------------------------------------------------------------------

This table describes the shareholder fees that you pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.

Maximum Sales Charge (Load) Imposed on Purchases                0%
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                            0%
(as a percentage of net asset value)

Redemption Fee
(as a percentage of amount redeemed)(2)                         0%

(1) A shareholder's account may be charged account fees for automatic investments, exchanges, and other investment services. Refer to the section titled "Your Account."

(2) Does not include any wire transfer fees, if applicable.

--------------------------------------------------------------------------------
INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.

Investment Advisory Fees                              0.60%*
Distribution/Service (12b-1) Fees                     0.25%
Other Expenses                                        0.64%*
                                                      -----

Total Annual Fund Operating Expenses                  1.49%*

     * During the last fiscal year, the Adviser waived 0.10% of its Investment Advisory Fees, and the Administrator waived 0.25% of Other Expenses. These fee waivers may be terminated at any time by the Adviser and the Administrator, respectively. Accordingly, actual annual fund operating expenses were as follows:

                  Investment Advisory Fees                       0.50%
                  Distribution/Service (12b-1) Fees              0.25%
                  Other Expenses                                 0.39%
                                                                 ----

                  Total Annual Fund Operating Expenses           1.14%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                  1 YEAR            3 YEARS         5 YEARS     10 YEARS
                  $_____            $______         $______     $_______

--------------------------------------------------------------------------------
GLOBAL ASSET ALLOCATION FUND
--------------------------------------------------------------------------------



FUND SUMMARY

Investment Goal                     Income and long-term capital appreciation
--------------------------------------------------------------------------------
Investment Focus                    Common stocks and bonds of U.S. and foreign
                                    issuers
--------------------------------------------------------------------------------
Principal Investment Strategy       Attempts to diversify investments across
                                    countries, currencies, and asset classes
                                    using a quantitative securities selection
                                    process
--------------------------------------------------------------------------------
Share Price Volatility              Medium
--------------------------------------------------------------------------------
Investor                            Profile Investors seeking current income and
                                    capital appreciation with higher current
                                    income and lower volatility than the average
                                    stock fund
--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Global Asset Allocation Fund seeks a balance of income and long-term capital appreciation.

Through the use of a disciplined asset allocation approach, the Fund intends to invest in, and assume a level of risk commensurate with, a globally diversified portfolio of stocks, bonds, and cash equivalents. The Adviser will use a variety of quantitative investment models to identify the country, sector, and asset classes with the highest expected risk-adjusted return. Once the relative attractiveness of the various investment class alternatives is determined, the portfolio is constructed so as to overweight those countries, currencies, sectors, and asset classes with the most favorable prospects, according to the current quantitative analysis.

The Fund will invest in a varying combination of stocks, bonds, and cash equivalents selected primarily from major markets such as: the United States, Japan, the U.K., Germany, France, Switzerland, Spain, Canada, and Australia. The Fund may also invest in other markets, including emerging markets. By diversifying across countries, currencies, and asset classes (stocks and bonds), the Fund pursues its capital appreciation goals while seeking to control portfolio risk. The Fund will normally invest at least 65% of its net assets in securities representing at least three different countries, including the United States.

The Fund's equity exposure typically will not deviate by more than 20% from the market capitalization weights of the respective individual equity markets as determined by that market's representation in the Salomon Smith Barney Primary World Index or the Morgan Stanley Capital International World Index. For example, if the Japanese equity market represents 30% of the Salomon Smith Barney Primary World Index, then Japanese equities will typically represent not less than 10% nor more than 50% of the Fund's equity exposure.

Bonds in the Fund's portfolio are expected to range in maturity from one to thirty years. The Fund's bond portfolio will seek to maintain a risk level, yield, maturity and other characteristics commensurate with that of the Lehman

--------------------------------------------------------------------------------
GLOBAL ASSET ALLOCATION FUND
--------------------------------------------------------------------------------


Brothers U.S. Treasury Index. The Fund will normally invest at least 25% of its net assets in fixed income securities.

In order to execute its strategy in an efficient manner, the Adviser may utilize equity index, bond index, and currency futures contracts in the various countries. The Fund may use futures contracts to provide an efficient means of achieving broad market exposure to the stock, fixed income and currency markets of a particular country, to provide liquidity, and to facilitate asset allocation shifts.

In addition to the securities described above, the Fund may invest in other types of equity and debt securities.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

         Foreign Securities Risk - Investing in foreign markets involves greater risk than investing in the United States. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

         Market Risk - Market risk is the possibility that the Fund's investments in equity securities will decline because of drops in the stock market. Stock markets tend to move in cycles, with periods of either rising or falling prices. The value of your investment will go up or down in response to these movements.

         Investment Style Risk - Investment style risk is the possibility that returns from large capitalization stocks will trail returns from other asset classes or the overall stock market.

         The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

         For more information about these risks please refer to the section titled "Additional Investment Practices and Risks."


AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF SANWA BANK CALIFORNIA, ITS AFFILIATES, OR ANY BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------
GLOBAL ASSET ALLOCATION FUND
--------------------------------------------------------------------------------


PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the Fund's performance for its first full calendar year of operations.

[INSERT BAR CHART]

       Best Quarter      Worst Quarter

         -------            -------
        (_______)          (_______)

This table compares the Fund's average annual total returns for periods ending December 31, 1999 to those of the Salomon Smith Barney Primary World Index , the Lehman Brothers U.S. Treasury Index, and the Lipper Global Flexible Portfolio Funds Average.


--------------------------------------------------------------------------------
                                                                       SINCE
                                                                     INCEPTION
                                                          1 YEAR      (2/3/98)
--------------------------------------------------------------------------------
GLOBAL ASSET ALLOCATION FUND                                   %           %
--------------------------------------------------------------------------------
SALOMON SMITH BARNEY PRIMARY WORLD INDEX(1)                    %           %
CONFIRM ACCURACY OF INDEX NAME
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S. TREASURY INDEX(2)                         %           %
--------------------------------------------------------------------------------
LIPPER GLOBAL FLEXIBLE PORTFOLIO FUNDS AVERAGE(3)              %           %
--------------------------------------------------------------------------------

(1) The Salomon Smith Barney Primary World Index is an unmanaged index generally representative of the performance of the international and domestic stock market. ADD SALOMON DISCLOSURE?

(2) The Lehman Brothers U.S. Treasury Index is an unmanaged index generally representative of the performance of the domestic Treasury market.

(3) The Lipper Global Flexible Portfolio Funds Average is based on an arithmetic average of global funds as reported by Lipper Inc.

FEES AND EXPENSES


--------------------------------------------------------------------------------
SHAREHOLDER FEES(1)
--------------------------------------------------------------------------------

This table describes the shareholder fees that you pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.

--------------------------------------------------------------------------------
GLOBAL ASSET ALLOCATION FUND
--------------------------------------------------------------------------------



Maximum Sales Charge (Load) Imposed on Purchases                       0%
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                                   0%
(as a percentage of net asset value)

Redemption Fee
(as a percentage of amount redeemed)(2)                                0%

(1) A shareholder's account may be charged account fees for automatic investments, exchanges, and other investment services. Refer to the section titled "Your Account."

(2) Does not include any wire transfer fees, if applicable.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.

Investment Advisory Fees                             0.90%*
Distribution/Service (12b-1) Fees                    0.25%
Other Expenses                                       0.93%
                                                     -----

Total Annual Fund Operating Expenses                 2.08%*

     * During the last fiscal year, the Adviser waived 0.10% of its Investment Advisory Fee. This fee waiver may be terminated at any time by the Adviser. Accordingly, actual annual fund operating expenses were as follows:

                  Investment Advisory Fees                       0.80%
                  Distribution/Service (12b-1) Fees              0.25%
                  Other Expenses                                 0.68%
                                                                 -----

                  Total Annual Fund Operating Expenses           1.73%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

            1 YEAR      3 YEARS      5 YEARS      10 YEARS
            $___        $___         $___         $___
                                      -19-

--------------------------------------------------------------------------------
EQUITY FUND
--------------------------------------------------------------------------------



FUND SUMMARY

Investment Goal                     Long-term capital growth
--------------------------------------------------------------------------------
Investment Focus                    U.S. common stocks
--------------------------------------------------------------------------------
Principal Investment Strategy       Attempts to identify stocks of both
                                    undervalued companies and growth companies
                                    using a quantitative securities selection
                                    process
--------------------------------------------------------------------------------
Share Price Volatility              Medium to high
--------------------------------------------------------------------------------
Investor Profile                    Investors with long-term investment goals
                                    who are looking primarily for growth of
                                    capital
--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Equity Fund seeks long-term capital growth. The Fund intends to invest at least 65% of its net assets in the common stocks of corporations representing a broad cross section of the U.S. economy.

Common stocks are chosen based up on the Adviser's quantitative stock selection models which rank a universe of approximately 1,000 U.S. common stocks according to their valuation, growth, technical, and risk measures. The stocks assigned the highest ratings are those deemed to have a greater potential for price appreciation over a short- to-intermediate term horizon. The portfolio is then constructed so that the aggregate investment characteristics of the Fund are similar to those of the S&P 500 Index. These characteristics include such measures as economic sector diversification, P/E ratio, dividend yield, and market "beta" (or sensitivity). However, while maintaining aggregate investment characteristics similar to those of the S&P 500 Index, the Fund seeks to invest in individual common stocks -- including stocks which may not be part of that Index -- which the Adviser believes hold a greater potential for price appreciation.

Although the Fund normally intends to be fully invested in common stocks, it may invest temporarily in certain short-term fixed income securities, investment company securities, and money market instruments. Such securities may be used to invest uncommitted cash balances or to maintain liquidity in order to meet shareholder redemptions.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

        Market Risk - Market risk is the possibility that the Fund's investments in equity securities will decline because of drops in the stock market. Stock markets tend to move in cycles, with periods of either rising or falling prices. The value of your investment will go up or down in response to these movements.

--------------------------------------------------------------------------------
EQUITY FUND
--------------------------------------------------------------------------------


        Investment Style Risk - Investment style risk is the possibility that returns from large capitalization stocks (generally, stocks in the S&P 500 Index) will trail returns from other asset classes or the overall stock market.

        The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

        For more information about these risks please refer to the section titled "Additional Investment Practices and Risks."

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF SANWA BANK CALIFORNIA, ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the Fund's performance for its first full calendar year of operations.

[INSERT BAR CHART]




        Best Quarter       Worst Quarter

          -------             -------

         (_______)           (_______)

--------------------------------------------------------------------------------
EQUITY FUND
--------------------------------------------------------------------------------


This table compares the Fund's average annual total returns for periods ending December 31, 1999 to those of the S&P 500 Index and Lipper U.S. Diversified Equity Funds Average.


--------------------------------------------------------------------------------
                                                                   SINCE
                                                                 INCEPTION
                                                      1 YEAR      (2/3/98)
--------------------------------------------------------------------------------
EQUITY FUND                                                %            %
--------------------------------------------------------------------------------
S&P 500 INDEX(1)                                           %            %
--------------------------------------------------------------------------------
LIPPER U.S. DIVERSIFIED EQUITY FUNDS AVERAGE(2)            %            %
--------------------------------------------------------------------------------

(1) The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market.

(2) The Lipper U.S. Diversified Equity Funds Average is based on an arithmetic average of U.S. diversified equity funds as reported by Lipper Inc.

FEES AND EXPENSES


--------------------------------------------------------------------------------
SHAREHOLDER FEES(1)
--------------------------------------------------------------------------------

This table describes the shareholder fees that you pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.

Maximum Sales Charge (Load) Imposed on Purchases                 0%
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                             0%
(as a percentage of net asset value)

Redemption Fee
(as a percentage of amount redeemed)(2)                          0%

(1) A shareholder's account may be charged account fees for automatic investments, exchanges, and other investment services. Refer to the section titled "Your Account."

(2) Does not include any wire transfer fees, if applicable.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.

Investment Advisory Fees                         0.75%*
Distribution/Service (12b-1) Fees                0.25%
Other Expenses                                   0.63%*
                                                 -----

--------------------------------------------------------------------------------
EQUITY FUND
--------------------------------------------------------------------------------



Total Annual Fund Operating Expenses               1.63%*

     * During the last fiscal year, the Adviser waived 0.10% of its Investment Advisory Fees and the Administrator waived 0.25% of Other Expenses. These fee waivers may be terminated at any time by the Adviser and the Administrator, respectively. Accordingly, actual annual fund operating expenses were as follows:

                  Investment Advisory Fees                       0.65%
                  Distribution/Service (12b-1) Fees              0.25%
                  Other Expenses                                 0.38%
                                                                 -----

                  Total Annual Fund Operating Expenses           1.28%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                1 YEAR      3 YEARS     5 YEARS      10 YEARS
                $_____      $______     $______      $_______

YOUR ACCOUNT

DISTRIBUTION/SERVICE (12b-1) FEES AND SHAREHOLDER SERVICING FEES

The Funds have adopted a Distribution and Shareholder Services Plan under Rule 12b-1 that allows Class A shares of each Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. The Funds have also adopted a Service Plan that allows Class A shares of each Fund to compensate financial institutions for providing shareholder services to their customers and account holders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution/service (12b-1) fee is 0.25% of the average daily net assets of Class A shares of a Fund. The maximum shareholder servicing fee is 0.25% of the average daily net assets of Class A shares of a Fund.

Over time shareholders may pay more than the equivalent of the maximum permitted front-end sales charge under the NASD rules because distribution and service fees are paid out of a Fund's assets on an ongoing basis.

MULTIPLE CLASS STRUCTURE

The Eureka Funds offer two classes of shares: Class A shares and Trust shares. Class A shares are offered to the general public and are subject to a distribution/ service (12b-1) fee and a shareholder servicing fee. Trust shares are offered to Sanwa Bank California and its affiliates and certain other financial service providers approved by the Distributor. Trust shares are not subject to a distribution/service (12b-1) fee or a shareholder servicing fee.

OPENING AN ACCOUNT

1.      Read this prospectus carefully.

2. Determine how much you want to invest. The minimum investment for the Eureka Funds is as follows:

        -     INITIAL PURCHASE:                      $1,000 for each Fund

        -     ADDITIONAL PURCHASES:                  $50 for each Fund

              The minimum initial investment amount is $50 if purchases are made in connection with qualified retirement plans (401(k) and 403(b) accounts only), systematic investment plans or payroll deduction plans.

              A Fund may waive its minimum purchase requirement. The Distributor may reject an order if it is considered to be in the best interest of the Fund.

3. Complete the appropriate parts of the Account Registration Form, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For additional information or for an Account Registration Form, please contact your local Sanwa Bank California office or call Eureka Funds at (888)890-8121.

BUYING SHARES


              OPENING AN ACCOUNT                                   ADDING TO AN ACCOUNT

---------------------------------------------------------------------------------------------------------
BY MAIL OR BY OVERNIGHT MAIL
---------------------------------------------------------------------------------------------------------

    -     If purchasing through your financial            -     If adding to your account through your
          adviser or brokerage account, simply tell             financial adviser or brokerage account,
          your adviser or broker that you wish to               simply tell your adviser or broker that
          purchase shares of the Funds and he will              you wish to purchase shares of the Funds
          take care of the necessary documentation.             and he will take care of the necessary
          For all other purchases, follow the                   documentation. For all other purchases,
          instructions below:                                   follow the instructions below:

    -     Make out a check, bank draft, or money          -     Make out a check, bank draft, or money
          order for the investment amount (at least             order for the investment amount payable
          $1,000), payable to the Eureka Funds.                 (at least $50) to the Eureka Funds.

    -     Deliver the check, bank draft, or money         -     Deliver the check, bank draft, or money
          order and your completed Account                      order and investment slip attached to
          Registration Form to:                                 your account statement (or, if
                                                                unavailable, provide the Fund name,
          By Mail:                                              share class, amount invested, account
          --------                                              name, and account number) to
          Eureka Funds
          P.O. Box 182792
          Columbus, Ohio  43218-2792                            By Mail:
                                                                --------
                                                                Eureka Funds
          By Overnight Mail:                                    P.O. Box 182792
          ------------------                                    Columbus, Ohio  43218-2792
          Eureka Funds
          c/o BISYS Fund Services
          Attn: T.A. Operations                                 By Overnight Mail:
          3435 Stelzer Road                                     ------------------
          Columbus, Ohio  43219                                 Eureka Funds
                                                                c/o BISYS Fund Services
                                                                Attn: T.A. Operations
                                                                3435 Stelzer Road
                                                                Columbus, Ohio  43219


                All purchases by check should be in U.S. dollars.
         Third party checks, credit cards or cash will not be accepted.


----------------------------------------------------------------------------------------------------
BY WIRE TRANSFER
----------------------------------------------------------------------------------------------------

                                                          -     To place an order by wire transfer
                                                                call the Funds at (888) 890-8121 to
                                                                obtain wiring instructions regarding
                                                                the bank account number into which
                                                                funds should be wired and other
                                                                pertinent information.



                    Your bank may charge a fee to wire funds.

--------------------------------------------------------------------------------
BUYING SHARES
--------------------------------------------------------------------------------

  OPENING AN ACCOUNT                           ADDING TO AN ACCOUNT

--------------------------------------------------------------------------------
BY ELECTRONIC FUNDS TRANSFER
--------------------------------------------------------------------------------

  -  Your bank must participate in the         -  Call (888) 890-8121 to arrange
     Automated Clearing House and must be a        an electronic purchase.
     U.S. bank.

  - Establish the electronic purchase option on your Account Registration Form.

  -  Call (888) 890-8121 to arrange an
     electronic purchase.


     Your bank may charge a fee to send funds by electronic funds transfer.

--------------------------------------------------------------------------------
SELLING SHARES
--------------------------------------------------------------------------------

      DESIGNED FOR                        TO SELL SOME OR ALL OF YOUR SHARES
--------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------

    - Accounts of any type.                - Write a letter of instruction
                                             indicating the fund name, your
    - Sales of any amount.                   account number, the name(s) in
                                             which the account is registered and
                                             the dollar value or number of
                                             shares you wish to sell.

                                           - Include the account owner
                                             signature(s).

                                           - Mail the materials to the Eureka
                                             Funds, P.O. Box 182792, Columbus,
                                             Ohio 43218-2792. Or by overnight
                                             mail to the Eureka Funds, c/o BISYS
                                             Fund Services, Attn: T.A.
                                             Operations, 3435 Stelzer Road,
                                             Columbus, Ohio 43219.

                                           - A check will be mailed to the
                                             name(s) and address in which the
                                             account is registered, or otherwise
                                             according to your letter of
                                             instruction.

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

    - Accounts of any type.                - Call (888) 890-8121 with
                                             instructions as to how you wish to
                                             receive your funds (mail, wire,
    - Sales of any amount.                   electronic transfer).

     This option is not available if you have declined telephone privileges.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

    - Accounts of any type which have      - Call (888) 890-8121 to request a
      elected the wire option on the         wire transfer.
      Account Registration Form.
                                           - If you call by 4 p.m. Eastern time,
    - Sales of any amount.                   your payment will normally be wired
                                             to your bank on the next business
                                             day.

                         The Fund may charge a wire fee.
               Your bank may charge a fee receive funds by wire.

--------------------------------------------------------------------------------
BY AUTOMATED CLEARING HOUSE (ACH)
--------------------------------------------------------------------------------

    - Accounts of any type.                - Call (888) 890-8121 to request an
                                             electronic funds transfer.
    - Sales of any amount.
                                           - If you call by 4 p.m. Eastern time,
    - Shareholders with accounts at a U.S.   the NAV of your shares will
      bank which participates in the         normally be determined on the same
      Automated Clearing House.              day and the proceeds will be
                                             created within 8 days.


    Your bank may charge a fee to receive funds by Automated Clearing House.

GENERAL POLICIES ON SELLING SHARES

SELLING SHARES IN WRITING. In certain circumstances, you may need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee unless:

        -  the redemption check is payable to the shareholder(s) of record, and

        - the check is mailed to the shareholder(s) of record and mailed to the address of record.

You should be able to obtain your signature guarantee from a bank, broker, dealer, credit union, securities exchange or association, clearing agency, or savings association. A notary public CANNOT provide a signature guarantee.

RECEIVING YOUR MONEY. Normally, payment of your redemption proceeds will be made as promptly as possible and, in any event, within seven calendar days after the redemption order is received. At various times, however, a Fund may be requested to redeem shares for which it has not yet received good payment; collection of payment may take ten or more days. In these circumstances, the redemption request will be rejected by the Fund. Once a Fund has received good payment for the shares a shareholder may submit another request for redemption. If you have made your initial investment by check, you cannot redeem any portion of it until that check has cleared (which may require up to 15 days or more). You can avoid this delay by purchasing shares with a certified check or wire transfer.

INVOLUNTARY SALES OF YOUR SHARES. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your shares at net asset value if your account balance drops below $1,000. Before the Eureka Funds exercises its right to redeem your shares, you will be given 60 days written notice to give you time to increase the value of your account to at least $1,000 and avoid selling your shares.

REFUSAL OF REDEMPTION REQUEST. The Funds may postpone payment for shares at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular or express mail. Follow the instructions above under "Selling Your Shares" in this section.

REDEMPTION IN KIND. The Funds reserve the right to make payment in securities rather than cash, known as a "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares.
When you convert these securities to cash, you will pay brokerage charges.

UNDELIVERABLE REDEMPTION CHECKS. For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain undeliverable or uncashed for six months will be canceled and will be redeposited in your account at the current net asset value.

EXCHANGING SHARES

HOW TO EXCHANGE YOUR SHARES. Class A Shares of each Fund may be exchanged for Class A Shares of the other Funds, provided that the Shareholder making the exchange is eligible on the date of the exchange to purchase Class A Shares (with certain exceptions and subject to the terms and conditions described in this prospectus). Class A Shares of each Fund may be exchanged for Trust Shares in instances where the Shareholder becomes eligible to purchase Trust Shares.

A shareholder wishing to exchange Class A Shares purchased through a financial adviser or brokerage account may do so by contacting their adviser or broker. A fee may be charged by the adviser or broker with regard to such an exchange. Information about such charges will be supplied by your adviser or broker.

The exchange will be made on the basis of the relative net asset value of the shares exchanged.

An exchange from one Fund to another Fund is considered a sale of shares and will result in a capital gain or loss for federal income tax purposes.

Any shareholder who wishes to make an exchange must have received a current Prospectus of the Fund in which he or she wishes to invest before the exchange will be effected.

A shareholder wishing to exchange Class A Shares purchased directly from the Eureka Funds may do so by contacting the Eureka Funds at (888) 890-8121 or by providing written instructions to the Eureka Funds, P.O.
Box 182792, Columbus, Ohio 43218-2792 with the following information:

- your name and telephone number;
- the exact account name and account number;
- the taxpayer identification number;
- the dollar value or number of shares to be exchanged;
- the name of the Fund from which the exchange is to be made; and
- the name of the Fund into which the exchange is to be made. If the exchange will be made into an existing account, please provide the account number.

If not selected on the Account Registration Form, the Shareholder will automatically receive exchange privileges.

The Funds reserve the right to change the terms of the exchange privilege upon sixty days' written notice.

The Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that excessive trading can have on efficient portfolio management, the Funds have established a policy of limiting exchange activity to four substantive exchange redemptions from a Fund during any calendar year. Other than exchanges pursuant to the Eureka Funds' Auto Exchange Plan, there is a $500 minimum for exchanges.

PRICING OF FUND SHARES

VALUATION OF SHARES. The price of a Fund's shares is based on the Fund's net asset value. The net asset value of a Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund. The net asset value is calculated separately for the Class A shares and the Trust shares of each Fund.

The net asset value for each Fund (except the Money Market Funds)may be found daily in The Wall Street Journal and other newspapers.

Money Market Funds (the        - The net asset value of each of the Money Market
U.S. Treasury Obligations        Funds is determined on each business day as of
Fund and the Prime Money         1:00 p.m. Eastern time and as of the close of
Market Fund)                     regular trading of the New York Stock Exchange
                                 ("NYSE") (generally 4:00 p.m. Eastern time) on each day in which the NYSE is open for trading and the Federal Reserve Bank is open and any other day during which there is sufficient trading in a Fund's investments that the Fund's net asset value may be materially affected.

                               - The assets in each Money Market Fund are valued
                                 based upon the amortized cost method, which does not take into account unrealized gains or losses.

                               - Each Money Market Fund's net asset value is
                                 expected to remain at a constant $1, although there is no assurance that this will be maintained.

                               - For further information about the valuation of
                                 investments, see the Statement of Additional
                                 Information.

Investment Grade Bond Fund,    - The net asset value of the Investment Grade
the Global Asset Allocation      Bond Fund, the Global Asset Allocation, and the
Fund, and the Equity Fund        Equity Fund is determined on each business day
                                 as of the close of regular trading of the NYSE
                                 (generally 4:00 p.m. Eastern time) on each day in which the NYSE is open for trading and any other day during which there is sufficient trading in a Fund's investments that the Fund's net asset value may be materially affected.

                               - The assets in the Investment Grade Bond Fund,
                                 the Global Asset Allocation Fund, and the
                                 Equity Fund are valued accordingly:

                                    Portfolio securities, the principal market for which is a securities exchange, will be valued at the closing sales price on that exchange, or, if there have been no sales during that day, at their latest bid. If market quotations are not readily available, the securities will be valued by a method which the Board of Trustees believes accurately reflects fair value.

                                    Portfolio securities, the principal market for which is not a securities exchange, will be valued at the mean between their latest bid and asked prices. If such prices are not available, then the securities will be valued by a method which the Board of Trustees believes accurately reflects fair value.

                               - For further information about valuation of
                                 investments, see the Statement of Additional
                                 Information.

BUY AND SELL PRICES. When you buy shares, you pay the net asset value next determined after your order is received. When you sell shares, you receive the net asset value next determined after your order is received.

ADDITIONAL INVESTOR SERVICES

AUTO INVEST PLAN (AIP). AIP lets you set up periodic additional investments in the Funds of your choice through automatic deductions from your bank account. The minimum investment amount is $50 per Fund and the minimum subsequent investment amount is $50 per Fund. Investments may be made bi-monthly, monthly, or quarterly. To establish, complete the appropriate section in the Account Registration Form. To participate in AIP from your bank account, please attach a voided check to your Account Registration Form.

CHECK WRITING SERVICE. Shareholders of Class A Shares of a Money Market Fund may write checks in the amount of $500 or more against their Fund account. A Shareholder will receive a supply of checks after a signed signature card is received. A check may be made payable to any person, and the Shareholder's account will continue to earn dividends until the check clears. Because of the difficulty of determining in advance the exact value of a Fund account, a Shareholder may not use a check to close his or her account. The Eureka Funds reserve the right to charge a Shareholder's account a fee for stopping payment of a check upon the Shareholder's request or if the check cannot be honored because of insufficient funds or other valid reasons.

AUTO EXCHANGE. Eureka Funds Auto Exchange enables Shareholders to make regular, automatic withdrawals from Class A Shares of a Money Market Fund and use those proceeds to benefit from dollar-cost-averaging by automatically making purchases of shares of another Eureka Fund. With shareholder authorization, the Transfer Agent will withdraw the amount specified (subject to the applicable minimums) from the Shareholder's Money Market Fund account and will automatically invest that amount in Class A Shares of the Fund designated by the Shareholder. In order to participate in the Auto Exchange, Shareholders must have a minimum beginning balance of $10,000 in their Money Market Fund account and are still subject to minimum account balance requirements as described below.

To participate in the Auto Exchange, complete the appropriate section of the Account Registration Form, which can be acquired by calling the Funds at
(888)890-8121. To change the Auto Exchange instructions or to discontinue the feature, a shareholder must send a written request to the Eureka Funds, P.O. Box 182792, Columbus, Ohio 43218-2792. The Auto Exchange may be amended or terminated without notice at any time.

AUTO WITHDRAWAL PLAN (AWP). If you have at least $10,000 in the Fund selected and maintain a minimum account balance of $1,000 in the Fund, you may use AWP, which allows you to receive regular distributions from your account. Under the plan you may elect to receive automatic payments via check of at least $100 per Fund or more on a monthly basis. You may arrange to receive regular distributions from your account and have the amount transferred according to your instructions by completing the appropriate section in the Account Registration Form or by submitting a written request (with signature guarantee) to the Funds. To change the AWP instructions or to discontinue the feature, the request must be made in writing to the Eureka Funds, P.O. Box 182792, Columbus, Ohio 43218-2792. The AWP may be amended or terminated, without notice, at any time.

EUREKA FUNDS INDIVIDUAL RETIREMENT ACCOUNT ("IRA"). The minimum initial investment in an IRA is $1,000 and the minimum subsequent investment amount is $50. Available IRAs include IRAs set up under a Simplified Employee Pension Plan and IRA "Rollover Accounts." An IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program by purchasing Class A Shares for an IRA. Eureka Funds IRA contributions may be tax deductible and earnings are tax deferred.

         For more information on a Eureka Funds IRA call the Funds at (888) 890-8121. Shareholders are advised to consult a tax adviser on Eureka Funds IRA contribution and withdrawal requirements and restrictions.

DIVIDENDS AND DISTRIBUTIONS

As a mutual fund shareholder, you may receive capital gains and/or income from your investment. The Money Market Funds and the Investment Grade Bond Fund declare dividends daily and pay income dividends monthly. The Global Asset Allocation Fund declares and pays income dividends annually. The Equity Fund declares and pays income dividends monthly. The Money Market Funds do not expect to realize any capital gains. However, if capital gains are realized, the Money Market Funds will distribute such gains at least once a year. The Investment Grade Bond Fund, the Global Asset Allocation Fund, and the Equity Fund each distribute capital gains, if any, at least once a year.

We will automatically reinvest any income dividends and capital gains distributions you are entitled to in additional shares of your Fund(s) unless you notify the Funds that you want to receive your distributions in cash. To do so, select the cash option on your application or to change your existing account, send a letter with your request, including your name and account number to:

                                  Eureka Funds
                                 P.O. Box 182792
                            Columbus, Ohio 43218-2792

Your request will become effective for distributions having record dates after our Distributor receives your request. Note that the Internal Revenue Service treats dividends paid in additional Fund shares the same as it treats dividends paid in cash.

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We've summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes.

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in our Statement of Additional Information.

Note that you may have to pay taxes on Fund distributions whether you received them in the form of cash or additional Fund shares. The Internal Revenue Service treats most mutual fund distributions as ordinary income. One exception is long-term capital gains, which are typically taxed at a lower rate than ordinary income when distributed to shareholders who are individuals regardless of how long such shareholders have held their Fund shares.

TAXES ON FUND DISTRIBUTIONS. You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it (if such income or capital gains were included in the price you initially paid for your shares).

STATE, LOCAL, AND FOREIGN TAXES. In addition to federal taxes, you may have to pay state, local, and foreign taxes on the dividends or capital gains, if any, you receive from a Fund, as well as on capital gains, if any, you realized from selling or exchanging Fund shares.

DIVIDENDS AND SHORT-TERM CAPITAL GAINS. The Internal Revenue Service treats any dividends and short-term capital gains you receive from the Funds as ordinary income.

FUNDS INVESTING IN FOREIGN SECURITIES: If your Fund invests in foreign securities, the income those securities generate may be subject to foreign withholding taxes, which may decrease their yield. Foreign governments may also impose taxes on other payments or gains your Fund earns on these securities. In general, shareholders in these Funds will not be entitled to claim a credit or deduction for these foreign taxes on their U.S. tax return. (There are some exceptions, however; please consult your tax adviser for more information.) In addition, foreign investments may prompt a fund to distribute ordinary income more frequently and/or in greater amounts than purely domestic funds, which could increase your tax liability.

TAX CONSEQUENCES OF SELLING OR EXCHANGING SHARES. If you sell or exchange Fund shares, you may have to report capital gains, if any, you realize as income and any capital loss as a deduction on your federal income tax return. For more specific information about your own tax situation, consult your tax adviser.

The portfolio managers of the Funds do not actively consider tax consequences when making investment decisions. From time to time, the Funds may realize capital gains as by-products of ordinary investment activities. As a result, the amount and timing of Fund distributions may vary considerably from year to year.

--------------------------------------------------------------------------------
AVOID 31% TAX WITHHOLDING. If you have not done so already, be sure to provide us with your correct taxpayer identification number OR certify that it is correct. Unless we have that information, the Funds may be required, by law, to withhold 31% of the taxable distributions you would otherwise be entitled to receive from your Fund investments as well as any proceeds you would normally receive from selling Fund shares.
--------------------------------------------------------------------------------


THESE TAX CONSIDERATIONS MAY OR MAY NOT APPLY TO YOU. PLEASE CONSULT YOUR TAX ADVISER TO DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION. MORE INFORMATION ABOUT TAXES CAN BE FOUND IN THE STATEMENT OF ADDITIONAL INFORMATION.

INVESTMENT MANAGEMENT

INVESTMENT ADVISER

Sanwa Bank California (Sanwa), 601 S. Figueroa Street, Los Angeles, California 90017, serves as the investment adviser to each Fund. Sanwa is a wholly-owned subsidiary of The Sanwa Bank Limited, of Japan. Established in 1972, Sanwa provides a full range of individual and business banking services through a network of more than 100 branches and offices statewide. As of ______, 1999, Sanwa had approximately $__ billion in assets.

Subject to the general supervision of the Board of Trustees of the Funds, Sanwa makes the investment decisions and continuously reviews, supervises, and administers the investment programs of the Funds.

The persons primarily responsible for the day-to-day management of each Fund, as well as their previous business experience, are as follows:

Portfolio Manager          Business Experience
----------------           -------------------

Cecilia Chen               Ms. Chen manages the Eureka Equity Fund and the
                           Eureka Global Asset Allocation Fund. Ms. Chen, Vice
                           President and Director of Equities and Director of Sanwa Investment Management's quantitative research operations, oversees the equity selection process, and the global and domestic asset allocation and currency strategies. She also manages the Sanwa Small
                           Stock Fund and the equity portfolios of
                           high-net-worth individuals.

                           Ms. Chen has more than seven years of experience in the investment management field, with more than five years at the Adviser. Ms. Chen is a Chartered Financial Analyst and holds a Masters of Business Administration from the University of California at Irvine and a Bachelor of Science in math and computer science from the University of California at Los Angeles.

David Lampert              Mr. Lampert manages the Investment Grade Bond Fund
                           and co-manages the U.S. Treasury Obligations Fund and the Prime Money Market Fund. Mr. Lampert, Vice
                           President and Director of Fixed Income, has been with the Adviser since 1984 where he handles investment management and client relations for personal and institutional trust and agency accounts for Sanwa Investment Management. As Deputy Head of
                           Sanwa Investment Management, Mr. Lampert is a key player in the investment strategy and portfolio management of the Adviser's $2 billion in managed assets.

                           Mr. Lampert has held several positions within Sanwa. Before joining the investment management department, he served as deputy treasurer, managing investment and derivative sales, trading and funding. He also served as fixed income section manager, managing a bond portfolio of $700 million and a money market portfolio of $1.2 billion. Mr. Lampert graduated from the University of California at Los Angeles with a bachelor of arts in business/economics.

The investment advisory fees paid to Sanwa, after voluntary fee reductions, by the Funds for the fiscal year ended September 30, 1999 were as follows:

         Fund                                % of Average Net Assets
         ----                                -----------------------

U.S. Treasury Obligations Fund                       0.10%
Prime Money Market Fund                              0.20%
Investment Grade Bond Fund                           0.50%
Global Asset Allocation Fund                         0.80%
Equity Fund                                          0.65%


Prior Performance of the Investment Adviser
-------------------------------------------

         The following tables set forth the Investment Adviser's composite performance data relating to the historical performance of all collective investment trusts and common trust funds managed by the Adviser, since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the Equity Fund and the Investment Grade Bond Fund. The data is provided to illustrate the past performance of the Adviser in managing substantially similar accounts as measured against a specified market index or indices and does not represent the performance of the Equity Fund and the Investment Grade Bond Fund. Investors should not consider this performance data as an indication of future performance of the Equity Fund and the Investment Grade Bond Fund or of the Adviser.

         The Adviser's composite performance data shown below were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and loses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by the Adviser's institutional private accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculation. The Adviser's composites include all actual, fee-paying, discretionary institutional, private accounts managed by the Adviser that have investment objectives, policies, strategies and risks substantially similar to those of the Equity Fund and the Investment Grade Bond Fund. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The monthly returns of the Adviser's composites combine the individual accounts' returns by asset-weighting each individual account's asset value as of the beginning of the month. Yearly returns are calculated by geometrically linking the monthly returns.

         The institutional private accounts that are included in the Adviser's composites are not subject to the same types of expenses to which the Equity Fund and Investment Grade Bond Fund are subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Portfolios by the

Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Adviser's composites could have been adversely affected if the institutional private accounts included in the composites had been regulated as investment companies under the federal securities laws.

         The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

         The investment results of the Adviser's composites presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Equity Fund and Investment Grade Bond Fund or an individual investor investing in such Funds. The investment results of the Adviser's composites were not calculated pursuant to the methodology established by the SEC that will be used to calculate the Funds performance results. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.

         All information set forth in the tables below relies on data supplied by the Adviser or from statistical services, reports or other sources believed by the Adviser to be reliable. However, except as otherwise indicated, such information has not been verified and is unaudited.

                               EQUITY PERFORMANCE
                               ------------------

                                                 Investment
                                   Eureka        Adviser's
                                   Equity        Equity              S&P 500
         Year                      Fund          Composite           Index(1)
         ----                      ----          ---------           --------

         1988                                      10.20%             16.50%
         1989                                      25.18%             31.43%
         1990                                       4.03%             -3.19%
         1991                                      29.66%             30.55%
         1992                                       3.12%              7.68%
         1993                                       2.54%             10.00%
         1994                                       0.75%              1.23%
         1995                                      35.85%             37.50%
         1996                                      22.60%             23.12%
         1997(2)                                   23.47%             25.34%
         1998(3)                   22.72%             --              27.19%
         Last Year(4)                              30.12%             32.10%
         Last 5 Years(4)                           17.38%             19.85%
         Last 10 Years(4)                          15.03%             17.14%

---------------

         (1) The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

         (2) For the ten-month period through October 31, 1997.

         (3) Aggregate total return for the Class A Shares of the Eureka Equity Fund from commencement of operations on February 3, 1998 through December 31, 1998. Return has not been annualized.

         (4) Through October 31, 1997.

                        INVESTMENT GRADE BOND PERFORMANCE
                        ---------------------------------


                                             Investment                         Lehman                  Lehman
                   Investment                 Adviser's                       Brothers                Brothers
                        Grade                Investment                    Government/               Aggregate
                         Bond                Grade Bond                      Corporate                    Bond
Year                     Fund                 Composite                   Bond Index(1)                Index(2)
----                     ----                 ---------                   -------------                --------
1988                                            8.72%                           7.59%                   7.88%
1989                                           12.16%                          14.24%                  14.53%
1990                                            6.65%                           8.28%                   8.95%
1991                                           13.37%                          16.13%                  16.00%
1992                                            6.95%                           7.58%                   7.40%
1993                                            9.40%                          10.97%                   9.75%
1994                                           -5.26%                          -3.49%                  -2.92%
1995                                           16.58%                          19.24%                  18.48%
1996                                            0.22%                           2.91%                   3.61%
1997(3)                                         7.45%                           8.04%                   8.09%
1998(4)                   7.21%                  ---                            7.95%                   7.31%
Last Year(5)                                    8.05%                           8.81%                   8.89%
Last 5 Years(5)                                 5.65%                           7.62%                   7.51%
Last 10 Years(5)                                7.60%                           9.19%                   9.25%

---------------


         (1) The Lehman Brothers Government/Corporate Bond Index includes the Government and Corporate Bond indices. The Lehman Brothers Government Bond Index is made up of the Lehman Brothers Treasury Bond Index (all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues) and the Lehman Brothers Agency Bond Index (all publicly issued debt of U.S. Government agencies and quasi-federal corporation, and corporate debt guaranteed by the U.S. Government). We have also included the 1-3 year Government Index, composed of agency and Treasury securities with maturities of one to three years, and the 20+ Year Lehman Brothers Treasury Index, composed of Treasury issues with 20 years or more to maturity. The Lehman Brothers Corporate Bond Index includes all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt. The Lehman Brothers Corporate Index sectors are industrial, finance, utility, and Yankee. Also included among Yankees is debt issued or guaranteed by foreign sovereign governments, municipalities, or governmental or international agencies.

         (2) The Lehman Brothers Aggregate Bond Index includes fixed rate debt issues rated investment grade or higher by Moody's Investors Service, Standard & Poor's Corporation, or Fitch Investors Service, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million. Intermediate indices include bonds with maturities of up to 10 years, and long-term indices include those with maturities of 10 years or longer. Price, coupon, paydown, and total return are reported for all sectors on a month-end to month-end basis. All returns are market value-weighted inclusive of accrued interest.

         (3) For the ten-month period through October 31, 1997.

         (4) Aggregate total return for the Class A Shares of the Eureka Investment Grade Bond Fund from commencement of operations on February 3, 1998 through December 31, 1998. Return has not been annualized.

         (5) Through October 31, 1997.


PRIME MONEY MARKET FUND
-----------------------

         The Prime Money Market Fund commenced operations on November 1, 1997 subsequent to the transfer of assets by the Employee Benefit Trust Money Market Fund E, a collective investment trust, to the Prime Money

Market Fund in exchange for shares of the Prime Money Market Fund. The Prime Money Market Fund's portfolio of investments on November 1, 1997 was the same as the portfolio of the Employee Benefit Trust Money Market Fund E immediately prior to the transfer.

         The Employee Benefit Trust Money Market Fund E was not a registered investment company as it was exempt from registration under the 1940 Act. Since, in a practical sense, the common trust fund constitutes a "predecessor" of the Fund, the Prime Money Market Fund calculates the performance for each Class of the Fund for periods commencing prior to the transfer of the Employee Benefit Trust Money Market Fund E's assets to the Prime Money Market Fund by including the Employee Benefit Trust Money Market Fund E's total return adjusted to reflect the deduction of fees and expenses, absent any waivers, applicable to the Class A Shares of the Fund as stated under Annual Fund Operating Expenses in this Prospectus.

         The Prime Money Market Fund from time to time may advertise certain investment performance figures, as discussed above. These figures are based on historical earnings, but past performance data is not necessarily indicative of future performance of the Fund.

                  COMPARATIVE PERFORMANCE INFORMATION REGARDING
               THE EMPLOYEE BENEFIT TRUST MONEY MARKET FUND E AND
                           THE PRIME MONEY MARKET FUND

                          Average Annual Total Return*
                                October 31, 1997

Fund                          1 year      3 years      5 years     10 years
----                          ------      -------      -------     --------

Employee Benefit Trust
  Money Market Fund E          4.50%       4.62%        3.82%        5.19%

-------------

         The above-mentioned performance data includes the performance of the Employee Benefit Trust Money Market Fund E for the ten year period before the Prime Money Market Fund commenced operations, adjusted to reflect the deduction of fees and expenses, absent any waivers, applicable to the Class A Shares of the Prime Money Market Fund. The Employee Benefit Trust Money Market Fund E was not registered under the 1940 Act and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Code. If the Employee Benefit Trust Money Market Fund E had been subject to such requirements of the 1940 Act and the Code, its performance may have been adversely affected. The investment objective, policies, guidelines and restrictions of the Prime Money Market Fund are materially equivalent to the investment objective, policies, guidelines and restrictions of the Employee Benefit Trust Money Market Fund E.

* Figures were calculated pursuant to a methodology established by the SEC and do not reflect the imposition of a sales load given that the Class A Shares of the Prime Money Market Fund are not subject to a sales load.

OTHER SERVICE PROVIDERS


DISTRIBUTOR & ADMINISTRATOR

         BISYS Fund Services
         3435 Stelzer Road
         Columbus, Ohio  43219-3035

TRANSFER AGENT

         BISYS Fund Services, Inc.
         3435 Stelzer Road
         Columbus, Ohio  43219

CUSTODIAN

         The Bank of New York
         90 Washington Street
         New York, New York  10286

LEGAL COUNSEL

         Ropes & Gray
         1301 K Street, N.W., Suite 800 East
         Washington, DC  20005

AUDITORS

         Ernst & Young, LLP
         10 West Broad Street
         Columbus, Ohio  43219

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Class A Shares of each Fund for the period from commencement of operations on February 3, 1998 through September 30, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

                    ADDITIONAL INVESTMENT PRACTICES AND RISKS

INVESTMENT PRACTICES
--------------------

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of the securities and techniques used by the Fund, as well as the risks inherent in their use. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.

         X     No fundamental policy limitation on usage
         -     Not permitted
         #     Represents maximum permissible percentage of total assets
         +     For temporary defensive purposes may constitute 100 percent of total assets


                                                 PRIME       U.S.       INVESTMENT     GLOBAL
                                                 MONEY     TREASURY       GRADE         ASSET
                                                 MARKET   OBLIGATIONS      BOND       ALLOCATION   EQUITY
                                                  FUND       FUND          FUND          FUND        FUND
                                                  ----       ----          ----          ----        ----

INVESTMENT PRACTICES
--------------------
AND SECURITIES
--------------

ASSET BACKED SECURITIES. Securities                X          __             X            35         35
secured by company receivables, home
equity loans, truck and auto loans,
leases, credit card receivables and
other securities backed by receivables
or assets. Credit, interest rate,
opportunity and pre-payment risks.

BANKERS' ACCEPTANCES. Bills of exchange           25          __            35+           35+        35+
or time drafts drawn on and accepted by
a commercial bank. Credit risk.

BORROWINGS.(1) The borrowing of money             33 1/3      33 1/3        33 1/3        33 1/3     33 1/3
from banks or through reverse
repurchase agreements. Leverage and
credit risks.

CERTIFICATES OF DEPOSIT. Negotiable                X          __            35+           35+        35+
instruments with a stated maturity.
Credit and liquidity risks.

COMMERCIAL PAPER AND OTHER SHORT-TERM              X          __            35+           35+        35+
OBLIGATIONS. Short-term promissory
notes or other obligations issued by
corporations and other entities. Credit
risk.

COMMON STOCK. Shares of ownership of a             _          __            __             X          X
company. Market risk.



                                            PRIME        U.S.       INVESTMENT      GLOBAL
                                            MONEY      TREASURY        GRADE         ASSET
                                            MARKET    OBLIGATIONS      BOND       ALLOCATION    EQUITY
                                             FUND        FUND          FUND          FUND        FUND
                                             ----        ----          ----          ----        ----

CONVERTIBLE SECURITIES. Bonds or              __          __             X             X           X
preferred stock that convert to common
stock. Credit, interest rate and market
risks.

CORPORATE OR COMMERCIAL BONDS. Debt            X          __             X             X          35
securities issued by corporations.
Credit and interest rate risks.

DOLLAR ROLLS. A transaction in which a        __          __             X             X           X
fund sells securities for delivery in a
current month and simultaneously
contracts with the same party to
repurchase similar but not identical
securities on a specified future date.
Interest rate, management and market
risks.

EMERGING MARKET SECURITIES. Securities        __          __            15            15          15
of countries with emerging economies or
securities markets. Currency,
information, liquidity, market and
political risks.

FOREIGN SECURITIES.

- Stocks and bonds of foreign issuers         __          __            35             X          35
- American depository receipts,               __          __            35             X          35
  European depository receipts, global
  depository receipts and other similar
  global instruments
- Eurodollar Certificates of Deposit,         35          __            35             X          35
  Yankee Certificates of Deposit,
  Eurodollar Time Deposits ("ETD's")
  and Canadian Time Deposits.

Currency, information, liquidity,
market, natural event and political
risks.

FORWARD COMMITMENTS. The purchase or           X           X             X             X           X
sale of a security with payment and
delivery scheduled for a future time.
Leverage, market and opportunity risks.

FORWARD FOREIGN CURRENCY EXCHANGE             __          __            __            50          __
TRANSACTIONS. Contractual agreement to
purchase or sell one specified currency
for another currency at a specified
future date and price. Credit,
correlation, currency, information,
leverage, liquidity, management,
market, opportunity and political
risks.

ILLIQUID SECURITIES.(3) Securities            10          __            15            15          15
which may be difficult to sell at an
acceptable price. Liquidity, market and
valuation risks.



                                                    PRIME       U.S.       INVESTMENT      GLOBAL
                                                    MONEY     TREASURY        GRADE         ASSET
                                                   MARKET    OBLIGATIONS      BOND       ALLOCATION    EQUITY
                                                    FUND        FUND          FUND          FUND        FUND
                                                    ----        ----          ----          ----        ----

INVESTMENT COMPANY SECURITIES. Shares
of other mutual funds. The Adviser and
BISYS Fund Services will reduce certain
fees when investing in funds for which
it serves as investment adviser or
administrator. (Investments in any one
fund will not exceed 5% of total
assets. Investments in all funds will
not exceed 10% of total assets.)
Management and market risks.

-        Money market mutual funds                   10          10            10            10          10
-        Non-money market mutual funds               __          __            __            10          __


INVESTMENT GRADE BONDS. Interest-bearing or          __          __             X             X           X
discounted government or corporate
securities that obligate the issuer to
pay the bondholder a specified sum of
money, usually at specific intervals,
and to repay the principal amount of
the loan at maturity. Investment grade
bonds are those rated BBB or better by
S&P or Baa or better by Moody's or
similarly rated by other nationally
recognized statistical rating
organizations, or, if not rated,
determined to be of comparable quality
by the Adviser. Market and credit risks.

MONEY MARKET INSTRUMENTS.                             X          __             X             X           X
Investment-grade, U.S. dollar
denominated debt securities that have
remaining maturities of one year or
less. These securities may include U.S.
government obligations, commercial
paper and other short-term corporate
obligations, repurchase agreements
collateralized with U.S. government
securities, certificates of deposit,
bankers' acceptances, and other
financial institution obligations.
These securities may carry fixed or
variable interest rates. Market and credit
risks.


MORTGAGE BACKED SECURITIES. (2) Debt                  X           X             X            35          35
obligations secured by real estate
loans and pools of loans, including
such securities as collateralized
mortgage obligations, which are
structured pools of mortgage pass
through certificates or mortgage loans,
real estate investment conduits, and
stripped mortgage backed securities.
Mortgage backed securities may have
greater price and yield volatility than
traditional fixed-income securities and
their prepayment sensitivity may range
from relatively low to relatively high.
Credit, interest rate, opportunity and
pre-payment risks.




                                               PRIME       U.S.       INVESTMENT      GLOBAL
                                               MONEY     TREASURY        GRADE         ASSET
                                              MARKET    OBLIGATIONS      BOND       ALLOCATION    EQUITY
                                               FUND        FUND          FUND          FUND        FUND
                                               ----        ----          ----          ----        ----

MUNICIPAL OBLIGATIONS. Securities                X          __             X             __          __
issued by a state or political
subdivision to obtain funds for various
public purposes. Municipal obligations
include participation certificates in
leases, installment purchase contracts
and conditional sales contracts.
Credit, liquidity, political and tax
risks.

OPTIONS AND FUTURES. (1) Contracts              __          __             X             X            X
involving the right or obligation to
deliver or receive assets or money
depending upon the performance of one
or more assets or an economic index.
Currency, correlation, credit, interest
rate, leverage, liquidity, opportunity
and market risks.

PREFERRED STOCK. A class of stock that          __          __            30             X            X
generally pays a dividend at a
specified rate and has preference over
common stock in the payment of
dividends and liquidation. Market risk.

REPURCHASE AGREEMENTS. (1) The purchase          X           X             X             X            X
of a security and the simultaneous
commitment to sell it back at an agreed
upon price. Credit, market and leverage
risks.

REVERSE REPURCHASE AGREEMENTS. (1), (4)          X           X             X             X            X
The sale of a security and the
simultaneous commitment to buy it back
at an agreed upon price. Credit,
leverage and market risks.

RESTRICTED SECURITIES. (5) Securities            X          __             X             X            X
not registered under the Securities Act
of 1933. Market and valuation risks.

RIGHTS AND WARRANTS. A contract issued          __          __             X             X            X
by a corporation enabling the owner to
subscribe to and purchase a specified
number of shares of the corporation at
a specified price during a specified
period of time. Market and valuation
risks.

SECURITIES LENDING. (1) The lending of         331/3       331/3         331/3         331/3        331/3
securities to financial institutions,
which provide cash or government
securities as collateral. Credit risk.

SHORT-TERM TRADING. The sale of a               __          __             X             X            X
security soon after its purchase. A
portfolio engaging in such trading will
have higher turnover and transaction
expenses. Such trading may also
increase a shareholder's tax liability.
Market risk.



                                                 PRIME        U.S.       INVESTMENT   GLOBAL
                                                 MONEY      TREASURY        GRADE      ASSET
                                                 MARKET    OBLIGATIONS      BOND     ALLOCATION    EQUITY
                                                  FUND        FUND          FUND        FUND        FUND
                                                  ----        ----          ----        ----        ----
SWAPS, CAPS AND FLOORS.(5) Swaps                   __          __            X            X          X
involve the exchange of obligations by
two parties. Caps and floors entitle a
purchaser to a principal amount from
the seller of the cap or floor to the
extent that a specified index exceeds
or falls below a predetermined interest
rate or amount. Correlation, credit,
interest rate, liquidity, management,
market and opportunity risks.

TIME DEPOSITS. Non-negotiable receipts              X          __           35+          35+        35+
issued by a bank in exchange for the
deposit of funds. Liquidity risk.

U.S. GOVERNMENT AGENCY SECURITIES.
Obligations issued by U.S. government               X           X             X             X       35+
agencies, such as the Federal National
Mortgage Association (FNMA), including
bills, notes, bonds, and separately
traded registered interest and
principal securities. Although these
securities have high credit ratings,
the majority of these obligations are
not backed by the full faith and credit
of the U.S. government as are U.S.
Treasury securities. Credit and
interest rate risks.

U.S. TREASURY SECURITIES. Obligations               X           X             X              X      -35+
issued or guaranteed as to payment of
principal and interest by the full
faith and credit of the U.S. government
including bills, notes, bonds, and
separately traded registered interest
and principal securities. Market risk.

VARIABLE AND FLOATING RATE INSTRUMENTS.             X          __            X            X          X
Obligations with a yield that is reset
on a periodic basis and loosely
correlated to changes in money market
interest rates, including variable and
floating rate notes and bonds. Credit,
interest rate and liquidity risks.

WHEN-ISSUED OR DELAYED-DELIVERY                     X           X            X            X          X
SECURITIES. The purchase or sale of
securities for delivery at a future
date. Leverage, market and opportunity
risks.


         (1) Each Fund has a fundamental investment policy regarding these practices or securities, as set forth in the Statement of Additional Information, which may in some cases be less restrictive than the operating policy set forth in the chart.
         (2) The Money Market Funds may invest in these securities only if consistent with their objectives and Rule 2a-7.
         (3) Each Fund's liquidity limit is calculated as a percentage of its net assets.
         (4) Reverse repurchase agreements would also be subject to a Fund's policy on borrowings.
         (5) Relative to other securities, these securities are more likely to be deemed illiquid and, therefore, may be subject to the restrictions on illiquid securities.




Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "What are the main risks of investing in this Fund?" Because of these risks, the value of the securities held by each Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others.

Correlation Risk. The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks and volatility.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Currency Risk. The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Information Risk. The risk that key information about a security or market is inaccurate or unavailable.

Interest Rate Risk. The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values.

Leverage Risk. The risk associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

         Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

         Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks. This risk is common to all mutual funds.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable.

Opportunity Risk. The risk of foregoing an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Political Risk. The risk of losses attributable to governmental or political actions, from changes in tax or trade statutes to governmental collapse and war. There are also risks in particular to investing in foreign securities, including higher transaction costs, delayed settlements, currency controls and adverse economic developments.

Pre-Payment Risk. The risk that the principal repayment of a security will occur sooner than expected and will effect the rate of return on mortgage-backed securities and may result in greater price and yield volatility and possible investment losses. When mortgage obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. During periods of declining interest rates, prepayment rates can be expected to accelerate. Under certain interest rate and prepayment rate scenarios, a Fund may fail to recoup any premium paid on mortgage-related securities notwithstanding a direct or indirect governmental or agency guarantee.

Tax Risk. The risk that the issuer of tax-exempt securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause interest income to be retroactively included in gross income.

Valuation Risk. The risk that a Fund has valued certain of its securities at a higher price than it can sell them for.

Portfolio Turnover. High portfolio turnover rates will generally result in higher transaction costs to a Fund and may increase the taxes payable by a Fund's shareholders.

HOW TO OBTAIN MORE INFORMATION

MORE INFORMATION ABOUT THE FUNDS IS AVAILABLE WITHOUT CHARGE THROUGH THE
FOLLOWING:

Statement of Additional Information (SAI)

More detailed information about the Eureka Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds' holdings and contain information on the market conditions and investment strategies that significantly affected the Eureka Funds' performance during the last year.

To obtain the SAI, Annual or Semi-Annual Reports, or More Information:

BY TELEPHONE:

Call (888) 890-8121

BY MAIL:

Eureka Funds
P.O. Box 182792
Columbus, Ohio  43218-2792

BY INTERNET:

http://www._________.com

From the SEC: You can also obtain the SAI, the Annual and Semi-Annual Reports, and other information about the Eureka Funds, from the SEC's web site (http://www/sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, 450 5th Street, N.W., Washington, DC 20549-6009.

Eureka Funds' Investment Company Act registration number is 811-08305.


                              CROSS REFERENCE SHEET

                                  EUREKA FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                                                        Statement of Additional
Part B Item No.                                         Information Caption
---------------                                         -------------------

10. Cover Page and Table of Contents                    Cover Page; Table of Contents

11. Fund History                                        Additional Information -Organization and
                                                        Description of Shares

12. Description of the Fund and its Investments         Investment Objective and Policies
        and Risks

13. Management of the Funds                             Management of the Eureka Funds

14. Control Persons and Principal
        Holders of Securities                           Miscellaneous

15. Investment Advisory and Other Services              Management of the Eureka Funds

16. Brokerage Allocation and Other Practices            Management of the Eureka Funds

17. Capital Stock and Other Securities                  Valuation; Additional Purchase and
                                                        Redemption Information; Management of the
                                                        Eureka Funds; Additional Information
18. Purchase, Redemption and Pricing
       of Shares                                        Valuation; Additional Purchase and
                                                        Redemption Information; Management of the
                                                        Eureka Funds

19. Taxation of the Fund                                Additional Tax Information

20. Underwriters                                        Management of Eureka Funds

21. Calculation of Performance Data                     Performance Information

22. Financial Statements                                Financial Statements

                                ----------------


                                  EUREKA FUNDS



                       STATEMENT OF ADDITIONAL INFORMATION


                                FEBRUARY 1, 2000

                                ----------------









This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectuses of the Eureka U.S. Treasury Obligations Fund, the Eureka Prime Money Market Fund, the Eureka Investment Grade Bond Fund, the Eureka Global Asset Allocation Fund, and the Eureka Equity Fund which are dated February 1, 2000. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectuses. The Eureka Funds were organized on April 7,1997 as the Sanwa Fund and changed their name to the "Eureka Funds" prior to commencing operations. Copies of the Prospectuses may be obtained by writing the Eureka Funds at P.O. Box 182792, Columbus, Ohio 43218-2792, or by telephoning toll free 888-890-8121.

                                TABLE OF CONTENTS
                                                                           Page
                                                                           ----


EUREKA FUNDS ................................................................1

INVESTMENT OBJECTIVE AND POLICIES ...........................................1
         Additional Information on Portfolio Instruments ....................1
         Investment Restrictions ...........................................19
         Additional Information Regarding Fundamental Investment
            Restrictions ...................................................20
         Portfolio Turnover ................................................21

VALUATION ..................................................................22
         Valuation of the Money Market Funds ...............................22
         Valuation of the Investment Grade Bond Fund, the Global Asset
            Allocation Fund, and the Equity Fund ...........................23
         Valuation of International Securities .............................24

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION .............................25
         How to Purchase and Redeem Shares .................................25
         Matters Affecting Redemption ......................................31

ADDITIONAL TAX INFORMATION .................................................31
         General ...........................................................33
         Additional Tax Information Concerning the Global Asset
            Allocation Fund ................................................35

MANAGEMENT OF THE EUREKA FUNDS .............................................36
         Trustees and Officers .............................................36
         Investment Adviser ................................................39
         Portfolio Transactions ............................................40
         Glass-Steagall Act ................................................42
         Administrator .....................................................44
         Distributor .......................................................45
         Service Plan ......................................................46
         Distribution Plan .................................................46
         Expenses ..........................................................46
         Custodian .........................................................48
         Transfer Agent and Fund Accounting Services .......................49
         Independent Auditors ..............................................49
         Legal Counsel .....................................................49

PERFORMANCE INFORMATION ....................................................49

         Yields of the Money Market Funds ..................................49
         Calculation of Total Return .......................................51
         Performance Comparisons ...........................................53


ADDITIONAL INFORMATION .....................................................54
         Organization and Description of Shares ............................54
         Shareholder and Trustee Liability .................................57
         Miscellaneous .....................................................57

APPENDIX ...................................................................61

                       STATEMENT OF ADDITIONAL INFORMATION

                                  EUREKA FUNDS

         Eureka Funds is an open-end management investment company. The Eureka Funds consist of five series of units of beneficial interest ("Shares") offered to the public, each representing interests in one of five separate investment portfolios: the Eureka U.S. Treasury Obligations Fund (the "U.S. Treasury Obligations Fund"), the Eureka Prime Money Market Fund (the "Prime Money Market Fund" and together with the U.S. Treasury Obligations Fund, the "Money Market Funds"), the Eureka Investment Grade Bond Fund (the "Investment Grade Bond Fund"), the Eureka Global Asset Allocation Fund (the "Global Asset Allocation Fund"), and the Eureka Equity Fund (the "Equity Fund" and together with the Investment Grade Bond Fund and the Global Asset Allocation Fund, the "Variable NAV Funds"). Each Fund offers to the public two classes of Shares: Class A Shares and Trust Shares. Most information contained in this Statement of Additional Information expands on subjects discussed in the Prospectuses. Capitalized terms not defined herein are defined in the Prospectuses. An investment in Shares of a Fund should not be made without first reading the applicable Prospectus.


                        INVESTMENT OBJECTIVE AND POLICIES

Additional Information on Portfolio Instruments
-----------------------------------------------

         The following policies supplement the information pertaining to portfolio instruments of each Fund as set forth in the Prospectuses.

         The Appendix to this Statement of Additional Information identifies nationally recognized statistical ratings organizations ("NRSROs") that may be used by Sanwa Bank California, the Eureka Funds' investment adviser ("SBCL"), with regard to portfolio investments for the Funds and provides a description of relevant ratings assigned by each such NRSRO. A rating by an NRSRO may be used only where the NRSRO is neither controlling, controlled by, nor under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

         ASSET-BACKED SECURITIES. Each Fund, except the U.S. Treasury Obligations Fund, may invest in asset-backed securities. The Prime Money Market Fund and the Investment Grade Bond Fund may each invest 100% of their total assets, and the Global Asset Allocation Fund and the Equity Fund may each invest up to 35% of their total assets in asset-backed securities.

         Asset-backed securities are secured by company receivables, home equity loans, truck or auto loans, leases, credit card receivables and other securities backed by receivables or assets.

         Offerings of Certificates for Automobile Receivables ("CARS") are structured either as flow-through grantor trusts or as pay-through notes. CARS structured as flow-through instruments represent ownership interests in a fixed pool of receivables. CARS structured as pay-through notes are debt instruments supported by the cash flows from the underlying assets. CARS may also be structured as securities with fixed payment schedules which are generally issued in multiple-classes. Cash-flow from the underlying receivables is directed first to paying interest and then to retiring principal via paying down the two respective classes of notes sequentially. Cash-flows on fixed-payment CARS are certain, while cash-flows on other types of CARS issues depends on the prepayment rate of the underlying automobile loans. Prepayments of automobile loans are triggered mainly by automobile sales and trade-ins. Many people buy new cars every two or three years, leading to rising prepayment rates as a pool becomes more seasoned.

         Certificates for Amortizing Revolving Debt ("CARDS") represent participation in a fixed pool of credit card accounts. CARDS pay "interest only" for a specified period. The CARDS principal balance remains constant during this period, while any cardholder repayments or new borrowings flow to the issuer's participation. Once the principal amortization phase begins, the balance declines with paydowns on the underlying portfolio. Cash flows on CARDS are certain during the interest-only period. After this initial interest-only period, the cash flow will depend on how fast cardholders repay their borrowings. Historically, monthly cardholder repayment rates have been relatively fast. As a consequence, CARDS amortize rapidly after the end of the interest-only period. During this amortization period, the principal payments on CARDS depend specifically on the method for allocating cardholder repayments to investors. In many cases, the investor's participation is based on the ratio of the CARDS' balance to the total credit card portfolio balance. This ratio can be adjusted monthly or can be based on the balances at the beginning of the amortization period. In some issues, investors are allocated most of the repayments, regardless of the CARDS' balance. This method results in especially fast amortization.

         Credit support for asset-backed securities may be based on the underlying assets or provided by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over collateralization.

         BANKERS' ACCEPTANCES, CERTIFICATES OF DEPOSIT, DEMAND AND TIME DEPOSITS. Each Fund, except the U.S. Treasury Obligations Fund, may invest in bankers' acceptances, certificates of deposit, and demand and time deposits. The Prime Money Market Fund may invest up to 25% of its total assets, and the Investment Grade Bond Fund, the Global Asset

Allocation Fund, and the Equity Fund may each invest up to 35% of their total assets in bankers' acceptance. For temporary defensive purposes, the Investment Grade Bond Fund, the Global Asset Allocation Fund, and the Equity Fund may each invest 100% of their total assets in bankers' acceptance and certificates of deposit. The Prime Money Market Fund may invest 100% of its total assets, and the Investment Grade Bond Fund, the Global Asset Allocation Fund, and the Equity Fund may each invest up to 35% of their total assets in certificates of deposit and time deposits. For temporary defensive purposes, the Investment Grade Bond Fund, the Global Asset Allocation Fund, and the Equity Fund may each invest 100% of their total assets in time deposits.

         Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

         Bankers' acceptances will be those guaranteed by domestic and foreign banks, if at the time of investment such banks have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements). Certificates of deposit and demand and time deposits will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of investment they have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

         COLLATERALIZED MORTGAGE OBLIGATIONS. The Investment Grade Bond Fund may invest 100% of its total assets and the Global Asset Allocation Fund and the Equity Fund may each invest up to 35% of their total assets in collateralized mortgage obligations ("CMOs"). CMOs are mortgage-related securities which are structured pools of mortgage pass-through certificates or mortgage loans. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMOs first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of a CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.

         Certain debt securities such as, but not limited to, mortgage-backed securities, CMOs and asset-backed securities, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of calculating a Fund's weighted average portfolio maturity, the effective maturity of such securities will be used.

         CMOs include stripped mortgage securities, which are derivative multi-class mortgage securities issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving all of the interest from the mortgage assets (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the securities' yield to maturity. Generally, the market value of the PO class is unusually volatile in response to changes in interest rates. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the security is rated in the highest rating category.

         Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not fully developed. Stripped mortgage securities issued or guaranteed by the U.S. government and held by a Fund may be considered liquid securities pursuant to guidelines established by the Board of Trustees.

         CONVERTIBLE SECURITIES. Each Variable NAV Fund may invest 100% of its total assets in convertible securities.

         COMMERCIAL PAPER. Each Fund, except for the U.S. Treasury Obligations Fund, may invest in commercial paper. The Prime Money Market Fund may invest 100% of its total assets, and the Investment Grade Bond Fund, the Global Asset Allocation Fund, and the Equity Fund may each invest up to 35% of their total assets in commercial paper. For temporary defensive purposes, the Investment Grade Bond Fund, the Global Asset Allocation Fund, and the Equity Fund may each invest 100% of their total assets in commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper usually has a maturity of less than nine months and has a fixed rates of return.

         The Prime Money Market Fund, the Investment Grade Bond Fund, the Global Asset Allocation Fund, and the Equity Fund may purchase commercial paper designated as "Section 4(2) paper," a term that includes debt obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under the Federal securities laws, and is frequently sold (and resold) to institutional investors through or with the assistance of investment dealers who make a market in the
Section 4(2) paper. Certain transactions in Section 4(2) paper may qualify for the registration exemption provided in Rule 144A under the Securities Act of 1933.

         COMMON AND PREFERRED STOCK. The Investment Grade Bond Fund may invest up to 30% of its total assets in preferred stock. The Global Asset Allocation Fund may invest up to 75% of its assets in common and/or preferred stock. The Equity Fund may invest 100% of its total assets in common and/or preferred stock. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, the Funds may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

         CORPORATE BONDS. The Prime Money Market Fund, the Investment Grade Bond Fund, and the Global Asset Allocation Fund may each invest 100% of their total assets and the Equity Fund may invest up to 35% of its total assets in corporate bonds.

         DOLLAR ROLLS. Each Variable NAV Fund may invest 100% of its total assets in dollar rolls.

         FOREIGN CURRENCY TRANSACTIONS. The Global Asset Allocation Fund may use forward foreign currency exchange contracts. Forward foreign currency exchange contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but instead allow a Fund to establish a rate of exchange for a future point in time. The Fund may use forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the "ECU" used in the European Community) relative to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions. The Fund may enter into forward foreign currency exchange contracts when deemed advisable by SBCL under two circumstances. First, when entering into a contract for the purchase or sale of a security, the Fund may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

         Second, when SBCL anticipates that a particular foreign currency may decline relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by the contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. The Fund will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S.
dollars.

         A separate account of a Fund consisting of liquid assets equal to the amount of the Fund's assets that could be required to consummate forward contracts entered into under the second circumstance, as set forth above, will be established with the Fund's custodian. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will be equal the amount of such commitments by the Fund.

         The Global Asset Allocation Fund may invest up to 50% of its total assets in forward foreign currency exchange contracts.

         FOREIGN INVESTMENT. The Funds, other than the U.S. Treasury Obligations Fund, may each invest up to 35% of their total assets, and the Global Asset Allocation Fund may invest 100% of its total assets, in certain obligations or securities of foreign issuers. Permissible investments include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank, denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETD's") which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTD's") which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian banks, Canadian commercial paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and European commercial paper, which is U.S. dollar denominated commercial paper of an issuer located in Europe. The Funds may invest in foreign commercial paper, including Canadian and European commercial paper as described above.

         The Investment Grade Bond Fund and the Equity Fund may each invest up to 35% of their total assets and the Global Asset Allocation Fund may invest up to 100% of its assets in foreign equity securities, including American Depository Receipts (sponsored and unsponsored) ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs").

         Each Variable NAV Fund may invest up to 15% of it total assets in emerging market securities.

         Investments in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including ADRs and securities purchased on foreign securities exchanges, may subject a Fund to additional investment risks. Such risks include adverse political and economic developments, possible seizure, currency blockage, nationalization or expropriation of foreign investments, less stringent disclosure requirements, exchange control regulations, non-U.S. withholding taxes and the adoption of other foreign governmental restrictions.

         Additional risks include currency exchange risks, less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. The Funds will acquire such securities only when SBCL believes the risks associated with such investments are minimal.


         FUTURES CONTRACTS AND RELATED OPTIONS. The Investment Grade Bond Fund, the Global Asset Allocation Fund, and the Equity Fund may invest in futures contracts and options thereon (interest rate futures contracts or index futures contracts, as applicable). Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge.

         Successful use of futures by the Funds is also subject to SBCL's ability to correctly predict the direction the market will move. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, a Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

         The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

         Utilization of futures transactions by a Fund involves the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option.

         Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement, during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

         The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult to impossible to liquidate existing positions or to recover excess variation margin payments.

         GUARANTEED INVESTMENT CONTRACTS. Guaranteed investment contracts ("GICs") are issued by highly rated U.S. insurance companies. Under these contracts, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits interest to the Fund on a monthly basis, which is based on an index (such as the Solomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate.

         ILLIQUID AND RESTRICTED SECURITIES. The Prime Money Market may invest up to 10% of its net assets in illiquid securities. The Investment Grade Bond Fund, Global Asset Allocation Fund, and the Equity Fund may invest up to 15% of their net assets in illiquid securities. Each Fund, except the U.S. Treasury Obligations Fund, may invest in restricted securities. Some investments may be determined by SBCL, under the supervision of the Board of Trustees, to be illiquid. Securities may be deemed illiquid if the Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Fund values such securities. The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in over-the-counter markets. Moreover, restricted securities, which may be illiquid, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

         Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

         Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

         INVESTMENT COMPANY SECURITIES. Each may invest up to 10% of its total assets in money market investment company securities. The Global Asset Allocation Fund may invest up to 10% of its total assets in non-money market investment company securities. By investing in investment companies, a Fund becomes exposed to the risks of that investment company's portfolio of securities. Securities of other investment companies will be acquired by the Funds within the limits prescribed by the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory fees and other expenses the Fund bear directly in connection with its own operations.

         INVESTMENT GRADE DEBT OBLIGATIONS. The Variable NAV Funds may invest in "investment grade securities," which are securities rated in the four highest rating categories of an NRSRO. It should be noted that debt obligations rated in the lowest of the top four ratings (i.e., "Baa" by Moody's) are considered to have some speculative characteristics and are more sensitive to economic change than higher rated securities.

         Under normal circumstances at least 80% of the Investment Grade Bond Fund's assets will be invested in investment grade debt securities. The Fund will only invest in securities that, at the time of initial investment, are rated equal to or greater than BBB- by Standard & Poor's or Baa3 by Moody's. The Fund will only invest in unrated debt securities should SBCL determine that the security is of comparable quality to an investment grade issue. The Fund will not invest in securities that, at the time of initial investment, do not meet the above credit guidelines. Securities that are subsequently downgraded in quality below investment grade by both Standard & Poor's and Moody's may continue to be held in the portfolio, and will be sold only if SBCL believes it would be advantageous to do so. Securities rated less than BBB- by Standard & Poor's and Baa3 by Moody's are classified as non-investment grade securities. Such securities carry a high degree of risk and are considered speculative by the major credit ratings agencies. Credit quality in the non-investment grade bond market can change suddenly and unexpectedly and even recently issued credit rating may not fully reflect the actual risks posed by a particular non-investment grade security.

         MUNICIPAL OBLIGATIONS. The Prime Money Market Fund and the Investment Grade Bond Fund may each invest up to 35% of their total assets in municipal obligations. The Prime Money Market Fund will only invest in municipal securities rated in the top two tiers by a NRSRO. Municipal securities are debt securities issued by a state, its political subdivisions, agencies, authorities and corporations. Municipal securities include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes for which municipal securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

         Municipal securities include securities issued to finance various private activities, including certain types of private activity bonds ("industrial development bonds" under prior law). These securities may be issued by or on behalf of public authorities to obtain funds to provide certain privately owned or operated facilities.

         Municipal securities are generally classified as "general obligation" or "revenue." General obligation securities are secured by the issuer's pledge of its full credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Private activity bonds and industrial development bonds that are municipal securities are in most cases revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds.

         Municipal notes are instruments issued by or on behalf of governments and political sub-divisions thereof. Examples include: tax anticipation notes, which are short-term debt instruments issued by a municipality or state to finance working capital needs of the issuer in anticipation of receiving taxes on a future date; revenue anticipation notes, which are short-term debt instruments issued by a municipality or state to provide cash prior to receipt of expected non-tax revenues from a specific source; bond anticipation notes, which are short-term debt instruments issued by a municipality or state that will be paid off with the proceeds of an upcoming bond issue; and tax revenue anticipation notes, which are short-term debt instruments issued by a municipality or state to finance working capital needs in anticipation of receiving taxes or other revenues. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer.

         Taxable municipal securities are municipal securities the interest on which is not exempt from federal income tax. Taxable municipal securities may include "private activity bonds" that are issued by or on behalf of states or political subdivisions thereof to finance privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control and to finance facilities for charitable institutions. The payment of the principal and interest on private activity bonds is not backed by a pledge of tax revenues, and is dependent solely on the ability of the facility's user to meet its financial obligations. Taxable municipal securities also may include remarketed certificates of participation.

         The federal bankruptcy statutes relating to the adjustments of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material adverse changes in the rights of holders of obligations issued by such subdivisions or authorities.

         Municipal securities also include participation certificates in a lease, an installment purchase contract, or a conditional sales contract ("lease obligations") entered into by a state or political subdivision to finance the acquisition or construction of equipment, land or facilities. Although lease obligations are not general obligations of the issuer for which the state or other governmental body's unlimited taxing power is pledged, certain lease obligations are backed by a covenant to appropriate money to make the lease obligation payments. However, under certain lease obligations, the state or governmental body has no obligation to make these payments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that is not yet marketable as more conventional securities. Certain investments in lease obligations may be illiquid. Under guidelines established by the Board of Trustees, the following factors will be considered when determining the liquidity of a lease obligation:
(1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of potential buyers; (3) the willingness of dealers to undertake to make a market in the obligation; and (4) the nature of the marketplace trades.

         Options - Calls and Puts.
         -------------------------

         Calls. The Variable NAV Funds may write (sell) "covered" call options and purchase options to close out options previously written by it. Such options must be listed on a National Securities Exchange and issued by the Options Clearing Corporation. The purpose of writing covered call options is to generate additional income. This premium income will serve to enhance each Fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in SBCL's opinion, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Funds.

         A call option gives the holder (buyer) the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure the writer's obligation to deliver the underlying security in the case of a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation. The Funds will write only covered call options. This means that a Fund will only write a call option on a security which it already owns.

         The Variable NAV Funds will write call options only if they are "covered" and may buy call options. In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its custodian cash or cash equivalents equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its custodian.

         Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options which the Funds will not do), but capable of enhancing a Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline. Unlike owning securities not subject to an option, a Fund does not have any control over the point at which it may be required to sell the underlying securities, because it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account by the Fund's custodian. A Fund does not consider a security covered by a call to be "pledged" as that term is used in its policy which limits the pledging or mortgaging of its assets.

         The premium received is the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, SBCL, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for the option.

The premium received by a Fund for writing covered call options will be recorded as a liability in a Fund's statement of assets and liabilities. This liability will be readjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of a Fund is computed (close of the New York Stock Exchange (the "NYSE")), or, in the absence of such sale, the latest asked price (or, with respect to the Global Asset Allocation Fund, the mean between the last bid and asked prices). The liability will be extinguished upon expiration of the option, the purchase of an identical option in the closing transaction, or delivery of the underlying security upon the exercise of the option.

         Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

         Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

         A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

         Puts. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. To the extent consistent with its investment objective, the Variable NAV Funds may buy put options and write secured put options.

         The amount payable to a Fund upon its exercise of a "put" is normally
(i) the Fund's acquisition cost of the securities subject to the put (excluding any accrued interest which the

Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

         These options may relate to particular securities, financial instruments, foreign currencies, stock or bond indices or the yield differential between two securities, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default. Cross hedging is the use of options or forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency based on a belief that there is a pattern of correlation between the two currencies. The Funds intend to enter into puts only with dealers, banks, and broker-dealers which, in SBCL's opinion, present minimal credit risks.

         Risk Factors Relating to Options. There are several risks associated with transactions in put and call options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options, restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms. In addition, the success of a hedging strategy based on options transactions may depend on the ability of SBCL to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates.

         REPURCHASE AGREEMENTS. Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation with capital, surplus, and undivided profits of not less than $100,000,000 (as of the date of their most recently published financial statements) and from registered broker-dealers which SBCL deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest) and SBCL will monitor the collateral's value to ensure that it equals or exceeds the repurchase price (including accrued interest). In addition, securities subject to repurchase agreements will be held in a segregated account.

         If the seller were to default on its repurchase obligation or become insolvent, a Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities held by the Fund were delayed pending court action. Additionally, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate. Securities subject to repurchase agreements will be held by the Eureka Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940 (the "1940 Act").

         REVERSE REPURCHASE AGREEMENTS. Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with each Fund's investment restrictions. Each Fund may borrow up to 33 1/3% of its total assets. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. Each Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Such assets will include U.S. government securities or other liquid high quality debt securities or high grade debt securities. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

         RIGHTS OFFERINGS AND WARRANTS TO PURCHASE. The Variable NAV Funds may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights' and warrants' expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. A Fund will not invest more than 5% of its net assets, taken at market value, in warrants, or more than 2% of its net assets, taken at market value, in warrants not listed on the New York or American Stock Exchanges. Warrants acquired by a Fund in units or attached to other securities are not subject to this restriction.

         SECURITIES LENDING. Each Fund may engage in securities lending. Securities lending is limited to 33 1/3% of a Fund's total assets. While the lending of securities may subject a Fund to certain risks, such as delays or the inability to regain the securities in the event the borrower was to default on its lending agreement or enter into bankruptcy, the Fund will receive 100% collateral in the form of cash or U.S. government securities. This collateral will be valued daily by SBCL and should the market value of the loaned securities increase, the borrower will furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities. Loans are subject to termination by a Fund or the borrower at any time. While a Fund will not have the right to vote securities on loan, the Funds intend to terminate the loan and regain the right to vote if that is considered important with respect to the investment. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which SBCL has determined are creditworthy under guidelines established by the Board of Trustees.

         SHORT-TERM TRADING. Each Variable NAV Fund may engage in short-term trading. Short-term trading involves the selling of securities held for a short time, ranging from several months to less than a day. The object of such short-term trading is to increase the potential for capital appreciation and/or income of the Funds in order to take advantage of what SBCL believes are changes in market, industry or individual company conditions or outlook. Any such trading would increase the portfolio turnover rate of the Funds and their transaction costs. In addition, short-term trading may increase the amount of taxes payable by shareholders.

         SUPRANATIONAL ORGANIZATIONAL OBLIGATIONS. The Funds, other than the U.S. Treasury Obligations Fund, may purchase debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

         SWAPS. Each Variable NAV Fund may enter swap agreements. Swap agreements (a common form of derivatives) are contracts between parties in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. Although swap agreements entail the risk that a party will default on its payment obligations the Funds will minimize this risk by entering into agreements that mark to market no less frequently than quarterly. Swap agreements also bear the risk that the Funds will not be able to meet their obligations to the counterparty. This risk will be mitigated by having the Funds invest in the specific asset for which they are obligated to pay a return. Swap agreements may be considered illiquid and therefore subject to a Fund's limitation on illiquid securities.

         U.S. GOVERNMENT OBLIGATIONS. The U.S. Treasury Obligations Fund will invest exclusively in bills, notes and bonds issued or guaranteed by the U.S. Treasury or agency obligations which are also supported by the full faith and credit of the U.S. government. Each of the other Funds may invest in such obligations and in other obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities. Such other obligations may include those which are supported by the full faith and credit of the U.S. government; others which are supported by the right of the issuer to borrow from the Treasury; others which are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others which are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies and instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such agencies and instrumentalities only when SBCL believes that the credit risk with respect thereto is minimal.

         U.S. GOVERNMENT AGENCY SECURITIES. The Prime Money Market Fund, the U.S. Treasury Obligations Fund, the Investment Grade Bond Fund, and the Global Asset Allocation Fund may each invest 100% of their total assets in U.S. government agency securities. The Equity Fund may invest up to 35% of its total assets in U.S. government agency securities and for temporary defensive purposes may invest 100% of its total assets in U.S. government agency securities. U.S. government agency securities include obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. government, such as Treasury bills, notes, bonds and certificates of indebtedness, and obligations issued or guaranteed by the agencies or instrumentalities of the U.S. government, but not supported by such full faith and credit. Obligations of certain agencies and instrumentalities of the U.S. government, such as GNMA and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of FNMA, are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks, or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

         U.S. government agency securities may include mortgage-backed pass-through securities. Interest and principal payments (including prepayments) on the mortgages underlying such securities are passed through to the holders of the security. Prepayments occur when the borrower under an individual mortgage repays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed pass-through securities are often subject to more rapid prepayments of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate, and the Funds would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium may not have been fully amortized at the time the obligation is repaid. As a result of these principal prepayment features, mortgage-backed pass-through securities are generally more volatile investments than other U.S. government agency securities.

         "Zero coupon" U.S. government agency securities also tend to be more volatile than other types of U.S. government agency securities. Zero coupon securities are debt instruments that do not pay current interest and are typically sold at prices greatly discounted from par value. The return on a zero coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price.

         U.S. TREASURY SECURITIES. The Prime Money Market Fund, the U.S. Treasury Obligations Fund, the Investment Grade Bond Fund, and the Global Asset Allocation Fund may each invest 100% of their total assets in U.S. Treasury securities. The Equity Fund may invest up to 35% of its total assets in U.S. Treasury securities and for temporary defensive purposes may invest 100% of its total assets in U.S. Treasury securities.

         VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes, in which the Funds, except for the U.S. Treasury Obligations Fund, may invest are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. They are also referred to as variable rate demand notes. Because these notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there may be no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time or during specified periods not exceeding one year, depending upon the instrument involved, and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for a Fund to dispose of a variable amount master demand note if the issuer defaulted on its payment obligations or during periods when the Fund is not entitled to exercise their demand rights, and a Fund could, suffer a loss to the extent of the default. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes must satisfy the criteria for commercial paper. SBCL will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. Where necessary to ensure that a note is of "high quality," a Fund will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. In determining dollar-weighted average portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

         VARIABLE AND FLOATING RATE NOTES. The Funds, other than the U.S. Treasury Obligations Fund, may acquire variable and floating rate notes, subject to that Fund's investment objective, policies, and restrictions. A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by SBCL under guidelines established by the Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under a Fund's investment policies. In making such determinations, SBCL will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, it may resell a note at any time to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and a Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

         For purposes of the Money Market Funds, the maturities of the variable and floating rate notes will be determined in accordance with Rule 2a-7 under the 1940 Act.

         WHEN-ISSUED SECURITIES. Each Fund may purchase securities on a when-issued basis and may purchase and sell securities on a forward commitment basis (i.e., for delivery beyond the normal settlement date at a stated price and yield), including "TBA" (to be announced) purchase commitments. When a Fund agrees to purchase securities on a when-issued or forward commitment basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that any such Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

         When a Fund engages in when-issued or forward commitment transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. In addition, the purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Each of the Funds does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

 Investment Restrictions
 -----------------------

         For each Fund the following investment restrictions are fundamental and cannot be changed without approval of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund.

         1. The Fund may lend or borrow money to the extent permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         2. The Fund may pledge, mortgage or hypothecate any of its assets to the extent permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         3. The Fund may issue senior securities to the extent permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         4. The Fund may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         5. The Fund may not concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         6. The Fund may underwrite securities to the extent permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         7. The Fund may purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Additional Information Regarding Fundamental Investment Restrictions
--------------------------------------------------------------------

         The fundamental investment restrictions limit a Fund's ability to engage in certain investment practices and purchase securities to the extent permitted by, or consistent with, the 1940 Act. Relevant limitations of the 1940 Act are described below. Each Fund may be subject to more restrictive non-fundamental investment policies. Non-fundamental investment policies may be changed by the Board of Trustees.

         The following 1940 Act descriptions are to assist the investor in understanding the fundamental restrictions above, and are not themselves fundamental.

         FUNDAMENTAL INVESTMENT RESTRICTION (1). The 1940 Act presently limits a Fund's ability to borrow to one-third of the value of its total assets. Borrowing by a Fund allows it to leverage its portfolio, which exposes it to certain risks. Leveraging exaggerates the effect of any increase or decrease in the value of portfolio securities on a Fund's net asset value, and money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the interest received from the securities purchased with borrowed funds.

         The 1940 Act also restricts the ability of any mutual fund to lend. Under the 1940 Act, a Fund may only make loans if expressly permitted to do so by the Fund's investment policies, and a Fund may not make loans to persons who control or are under common control with the Fund. Thus, the 1940 Act effectively prohibits a Fund from making loans to certain persons when conflicts of interest or undue influence are most likely present. The Funds may, however, make other loans which if made would expose shareholders to certain additional risks.

         FUNDAMENTAL INVESTMENT RESTRICTION (2). The 1940 Act limits a Fund's ability to pledge, mortgage or hypothecate its assets to one-third of its assets. To the extent that pledged assets are encumbered for more than seven days such assets would be considered illiquid and, therefore, each Fund's use of such techniques would be limited to 15% of its net assets (10% for the Money Market Funds).

         FUNDAMENTAL INVESTMENT RESTRICTION (3). The ability of a mutual fund to issue senior securities is severely circumscribed by complex regulatory constraints under the 1940 Act that restrict, for instance, the amount, timing, and form of senior securities that may be issued. Because portfolio management techniques involving the issuance of senior securities, such as the purchase of securities on margin, short sales, or the writing of puts on portfolio securities, are all techniques that involve the leveraging of a portfolio and would not be consistent with the current SEC rules governing Money Market Funds.

         FUNDAMENTAL INVESTMENT RESTRICTION (4). Under Section 5(b) of the 1940 Act, an investment company is diversified if, as to 75% of its total assets, no more than 5% of the value of its total assets is invested in the securities of a single issuer and no more than 10% of the issuer's voting securities is held by the investment company. However, each of the Funds is subject to the "per issuer" diversification requirements of the Internal Revenue Code of 1986 ("Code") at the Fund's tax quarter-ends. Under the Code, the 5% "per issuer" limit is applied only to 50% of a Fund's total assets (not 75% of total assets as under the 1940 Act). However, no single issuer can exceed 25% of a Fund's total assets under the Code as well as under the 1940 Act.

         FUNDAMENTAL INVESTMENT RESTRICTION (5). "Concentration" is interpreted under the 1940 Act to mean investment of 25% or more of a Fund's total assets in a single industry. If a Fund were to "concentrate" its investments in a narrow industry, investors would be exposed to greater risks because the Fund's performance would be largely dependent on that segment's performance. None of the Funds have reserved the right to concentrate in any industry.

         FUNDAMENTAL INVESTMENT RESTRICTION (6). The 1940 Act prohibits a diversified mutual fund from underwriting securities in excess of 25% of its total assets.

         FUNDAMENTAL INVESTMENT RESTRICTION (7). This restriction would permit investment in commodities, commodities contracts, futures contracts, or real estate to the extent permitted under the 1940 Act. However, it is unlikely, that the Funds would make such investments. Each Fund would like the ability to consider using these investment techniques in the future. Commodities, as opposed to commodity futures, represent the actual underlying bulk goods, such as grains, metals and food stuffs. Real estate-related instruments include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings, and such instruments are generally sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Given the Funds' proposed investment objective, the Funds do not expect to invest in these types of investments; however, if a Fund did so invest, it would be exposed to these types of risks associated with the underlying security.

Portfolio Turnover
-------------------

         The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. High portfolio turnover rates will generally result in higher transaction costs to the Funds and may result in higher levels of taxable realized gains (including short-term capital gains generally taxed at ordinary income tax rates when distributed to shareholders who are individuals) to a Fund's shareholders. The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. Portfolio turnover will not be a limiting factor in making investment decisions.

         Because securities with maturities of less than one year are excluded from the calculation of the portfolio turnover rate, the portfolio turnover rate for each Money Market Fund is expected to be zero for regulatory and reporting purposes.


                                    VALUATION

         The net asset value of each Fund other than the Money Market Funds is determined and its Shares are priced as of the close of regular trading of the NYSE (generally 4:00 p.m. Eastern time) on each Business Day ("Valuation Times"). The net asset value of each Money Market Fund is determined and its Shares are priced as of 1:00 p.m. (Eastern time) and as of the close of regular trading of the NYSE (generally 4:00 p.m., Eastern time) on each Business Day. For each Money Market Fund, as used herein a "Business Day" constitutes (i) any day on which the Federal Reserve Bank is open and the NYSE is open for trading and (ii) any other day (other than a day during which no Shares are tendered for redemption and no orders to purchase Shares are received) during which there is sufficient trading in a Fund's portfolio instruments that the Fund's net asset value per share might be materially affected. For each other fund, a Business Day is (i) any day on which the NYSE is open for trading and (ii) any other day (other than a day during which no Shares are tendered for redemption and no orders to purchase Shares are received) during which there is sufficient trading in a Fund's portfolio instruments that the Fund's net asset value per share might be materially affected. Net asset value per Share for purposes of pricing sales and redemptions is calculated by determining the value of the class's proportional interest in the securities and other assets of a Fund, less (i) such class's proportional share of general liabilities and (ii) the liabilities allocable only to such class, and dividing such amount by the number of relevant class Shares outstanding. Currently, the NYSE is closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr., Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The securities in each Fund, other than the Money Market Funds, will be valued at market value. If market quotations are not available, the securities will be valued by a method which the Board of Trustees believes accurately reflects fair value.

Valuation of the Money Market Funds
------------------------------------

         The Money Market Funds use the amortized cost method of valuing their securities. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the instrument. The value of each Money Market Fund's securities can be expected to vary inversely with changes in prevailing interest rates.

         Pursuant to Rule 2a-7, each Money Market Fund will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per Share, provided that the Fund will not purchase any security with a remaining maturity of more than thirteen months (securities subject to repurchase agreements may bear longer maturities) nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and each Money Market Fund's investment objective, to stabilize the net asset value per Share for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires the Board of Trustees to promptly consider what action, if any, should be initiated. If the Board of Trustees determines that the deviation from a $1.00 price per Share may result in material dilution or other unfair results to Shareholders, it will take the appropriate steps to eliminate or reduce these consequences to the extent reasonably practicable. These steps may include selling portfolio instruments prior to maturity in order to realize capital gains or losses to shorten the average portfolio maturity, adjusting or withholding dividends or utilizing a net asset value per Share determined by using available market quotations.

Valuation of the Investment Grade Bond Fund, the Global Asset Allocation Fund,
------------------------------------------------------------------------------
and the Equity Fund
-------------------

         Portfolio securities, the principal market for which there is a securities exchange, will be valued at the closing sales price on that exchange on the day of computation, or, if there have been no sales during such day, at their latest bid quotations. If no such bid and asked prices are available, then the securities will be valued in good faith at their respective fair market values using methods determined by or under the supervision of the Board of Trustees of the Eureka Funds; PROVIDED HOWEVER, that before any such securities are purchased for any

Variable NAV Fund, the Trustees of the Eureka Funds shall be notified and given the opportunity to establish appropriate methods of determining the fair market value of such securities.

         Portfolio securities, the principal market for which there is not a securities exchange, will be valued at the mean between their latest bid and asked quotations in such principal market. If no such bid and asked prices are available, then the securities will be valued in good faith at their respective fair market values using methods determined by or under the supervision of the Board of Trustees of the Eureka Funds.

         All other assets and securities including securities for which market quotations are not readily available will be valued at their fair value as determined in good faith under the general supervision of the Board of Trustees of the Eureka Funds; PROVIDED HOWEVER, that before any such securities are purchased for any Variable NAV Fund, the Trustees of the Eureka Funds shall be notified and given the opportunity to establish appropriate methods of determining the fair market value of such securities.


         ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

         Shares are sold on a continuous basis by the Eureka Funds' Distributor, BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219. If you wish to purchase Shares, contact the Eureka Funds at (888) 890-8121.

PURCHASES OF CLASS A SHARES

         Class A Shares may be purchased through procedures established by the Distributor in connection with the requirements of qualified accounts maintained by or on behalf of certain persons ("Customers"). All payments by the Distributor for distribution assistance or shareholder services under the Distribution Plan will be made pursuant to an agreement (a "Servicing Agreement") between the Distributor and such bank, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor ("Participating Organizations"). Class A Shares may be purchased by Participating Organizations under the Eureka Funds' Distribution Plan. See "MANAGEMENT OF THE EUREKA FUNDS--Distribution Plan."

         Shares of the Eureka Funds sold to Participating Organizations acting in a fiduciary, advisory, custodial (other than individual retirement accounts), or other similar capacity on behalf of Customers will normally be held of record by the Participating Organizations. With respect to Shares so sold, it is the responsibility of the Participating Organization to transmit purchase or redemption orders to the Distributor and to deliver federal funds for purchase on a timely basis.

         Investors may directly purchase Class A Shares of a Fund by completing and signing an Account Registration Form and mailing it, together with a check (or other negotiable bank draft or money order) for at least the minimum initial purchase amount, payable to Eureka Funds, P.O. Box 182792, Columbus, Ohio 43218-2792. The Funds do not accept third-party checks. Investors may obtain an Account Registration Form and additional information regarding the Eureka Funds by contacting their local Sanwa Bank California office or calling (888) 890-8121. Initial purchases of shares into a new account may not be made by wire. Subsequent purchases of Class A Shares of a Fund may be made at any time by mailing a check (or other negotiable bank draft or money order) to the above address.

         If an Account Registration Form has been previously received by the Distributor, investors may also purchase Class A Shares by telephone. Telephone orders may be placed by calling the Eureka Funds at (888) 890-8121. Payment for Class A Shares ordered by telephone may be made by sending funds electronically to the Eureka Funds' custodian. To make payments electronically, investors must call the Eureka Funds at (888) 890-8121 to obtain instructions regarding the bank account number into which the funds should be wired and other pertinent information.

         Class A Shares of the Variable NAV Funds are sold at the net asset value next determined after receipt by the Distributor of an order in good form to purchase Shares (see "VALUATION OF SHARES"). In the case of orders for the purchase of Shares placed through a broker-dealer, the public offering price will be the net asset value as so determined, but only if the broker-dealer receives the order prior to the Valuation Time for that day and transmits to the Eureka Funds by the Valuation Time. The broker-dealer is responsible for transmitting such orders promptly. If the broker-dealer fails to do so, the investor's right to that day's closing price must be settled between the investor and the broker-dealer. If the broker-dealer receives the order after the Valuation Time for that day, the price will be based on the net asset value determined as of the Valuation Time for the next Business Day.

         There is a minimum initial investment of $1,000 for the purchase of Class A Shares of a Fund, and a $50 minimum for subsequent purchases. The minimum initial investment amount is $50 if purchases are made in connection with qualified retirement plans (401(k) and 403(b) accounts only), systematic investment plans or payroll deduction plans. There is no limit on the amount of Class A Shares that may be purchased.

         Shareholders will be mailed a confirmation of each new transaction in their account. In the case of Class A Shares held of record by a Participating Organization but beneficially owned by a Customer, confirmations of purchases, exchanges and redemptions of Class A Shares by a Participating Organization will be sent to the Customer by the Participating Organization. Certificates representing Shares will not be issued.

EUREKA FUNDS INDIVIDUAL RETIREMENT ACCOUNT ("IRA")

         The Eureka Funds make available IRAs, including IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs") and IRA "Rollover Accounts." An IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program by purchasing Class A Shares for an IRA. Eureka Funds IRA contributions may be tax-deductible and earnings are tax deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

         The Eureka Funds also make available the Roth IRA. Unlike a traditional IRA, contributions to a Roth IRA are not tax deductible. However, distributions are generally excluded from income provided they occur at least five years after the creation of the Roth IRA and the distribution is (1) made on or after the date on which the individual attains age 59 1/2; (2) made to a beneficiary (or the individual's estate) on or after the individual's death; (3) attributable to the individual being disabled; or (4) a "qualified first-time home buyer distribution," subject to a $10,000 limit.

         Trust Shares of the Eureka Funds IRAs are available to employees of SBCL, employees of BISYS Fund Services and Trustees of the Eureka Funds; the minimum initial investment in an IRA is $500 and there is no minimum subsequent investment requirement. Class A Shares of the Eureka Funds IRAs are available to all shareholders; the minimum investment in an IRA is $1,000 and the minimum for subsequent investments is $50.

         BISYS Fund Services, Inc. serves as transfer agent to each Fund pursuant to a Transfer Agency Agreement. All Eureka Funds IRA distribution requests must be made in writing to BISYS Fund Services, Inc. (the "Transfer Agent"). Any additional deposits to a Eureka Funds IRA must distinguish the type and year of the contribution.

         For more information on a Eureka Funds IRA call the Eureka Funds at
(888) 890-8121. Shareholders are advised to consult a tax adviser on Eureka Funds IRA contribution and withdrawal requirements and restrictions. Shareholders should read the Disclosure Statement and Custodial Agreement for further details on eligibility, service fees, and tax implications.

ADDITIONAL INFORMATION ABOUT PURCHASING SHARES

         Purchases of Class A Shares of the Eureka Funds will be effected only on a Business Day (as defined in "VALUATION"). An order for a Money Market Fund received prior to a Valuation Time on any Business Day will be executed at the net asset value determined as of the next Valuation Time on the date of receipt. An order for a Money Market Fund received after the last Valuation Time on any Business Day will be executed at the net asset value determined as of the next Valuation Time on the next Business Day. An order for any Fund other than a Money Market Fund received prior to the Valuation Time on any Business Day will be executed at the net asset value determined as of the Valuation Time on the date of receipt. An order for any Fund other than a Money Market Fund received after the Valuation Time on any Business Day will be executed at the net asset value determined as of the Valuation Time on the Business Day.

         An order to purchase Class A Shares of a Money Market Fund will be deemed to have been received by the Distributor when federal funds are available to the Eureka Funds' custodian for investment. Federal funds are monies credited to a bank's account within a Federal Reserve Bank. Payment for an order to purchase Shares of a Money Market Fund which is transmitted by federal funds wire will be available the same day for investment by the Eureka Funds' custodian, if received prior to the last Valuation Time (see "VALUATION"). It is strongly recommended that investors of substantial amounts use federal funds to purchase Shares of a Money Market Fund.

         Shares of a Money Market Fund purchased before 1:00 p.m., Eastern time, begin earning dividends on the same Business Day. All Shares of a Money Market Fund continue to earn dividends through the day before their redemption.

         Depending upon the terms of a particular Customer account, a Participating Organization or Bank may charge a Customer's account fees for services provided in connection with investment in the Eureka Funds. Information concerning this Prospectus should be read in conjunction with any such information received from the Participating Organizations or Banks.

         The Eureka Funds reserve the right to reject any order for the purchase of its Class A Shares in whole or in part, including purchases made with foreign drafts or checks. The Eureka Funds will not accept third party checks for investment.

         Please call the Eureka Funds at (888) 890-8121 regarding proper instructions and information to purchase or redeem Shares by check or wire. Shareholders may also execute telephone transactions as explained below.

REDEMPTION OF SHARES

         Shareholders may redeem their Class A Shares without charge on any day that net asset value is calculated (see "VALUATION") and Shares may ordinarily be redeemed by mail or by telephone. However, all or part of a Customer's Shares may be required to be redeemed in accordance with instructions and limitations pertaining to his or her account held by a Participating Organization or Bank. For example, if a Customer has agreed to maintain a minimum balance in his or her account, and the balance in that account falls below that minimum, the Customer may be obliged to redeem, or the Participating Organization or Bank may redeem for and on behalf of the Customer, all or part of the Customer's Shares to the extent necessary to maintain the required minimum balance.

         Each Fund reserves the right to redeem a shareholder's Class A Shares if the Shareholder does not maintain a balance of $1,000 in the Class A Shares of that Fund.

REDEMPTION BY MAIL

         A written request for redemption must be received by the Eureka Funds in order to constitute a valid tender for redemption. The signature on the written request must be guaranteed by a bank, broker, dealer, credit union, securities exchange, securities association, clearing agency or savings association, as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 if (a) a redemption check is to be payable to anyone other than the Shareholder(s) of record; or (b) a redemption check is to be mailed to the Shareholder(s) at an address other than the address of record or other than to a commercial bank designated on the Account Registration Form of such Shareholder(s). The Distributor reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or
(3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. A signature notarized by a notary public will not be accepted as a signature guarantee. Proceeds may be mailed to the address of record or sent electronically or mailed to a previously designated bank account without a signature guarantee. See "Redemption by Telephone" for further discussion regarding sending proceeds to your bank account.

REDEMPTION BY TELEPHONE

         Shares may be redeemed by telephone if the Shareholder selected that option on the Account Registration Form or in a subsequent written request to the Transfer Agent. A Shareholder may have the proceeds mailed to the address of record or sent electronically or mailed directly to a domestic commercial bank account previously designated by the Shareholder on the Account Registration Form. Under most circumstances, such payments will be transmitted on the next Business Day following receipt of a valid request for redemption. Such electronic redemption requests may be made by the Shareholder by telephone to the Transfer Agent. The Transfer Agent may reduce the amount of a wire redemption payment by its then-current wire redemption charge. Presently there is no charge. There is no charge for having payment of redemption requests mailed or sent via the Automated Clearing House to a designated bank account. For telephone redemptions, contact the Funds at (888) 890-8121.

TELEPHONE PROCEDURES

         A change of address may be requested over the telephone or by fax. These requests will be processed and subject to independent verification at the point of entry. Telephone and faxed address changes may not be made in conjunction with a redemption request or a change in Auto Invest/Auto Withdrawal instructions. A Shareholder that changes his or her address by phone will have their account subject to a ten business day escrow hold.

         The Distributor, the Transfer Agent, SBCL and the Eureka Funds will not be liable for any losses, damages, expenses or costs arising out of any telephone transaction (including purchases, exchanges, and redemptions) effected in accordance with the Eureka Funds' telephone transaction procedures, upon instructions reasonably believed to be genuine. The Eureka Funds will employ procedures designed to provide reasonable assurance that instructions communicated by telephone are genuine; if these procedures are followed, the Eureka Funds will not be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording phone conversations, sending confirmations to Shareholders within 72 hours of the telephone transaction, verifying the account name and a Shareholder's account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized bank account. If, due to temporary adverse conditions, Shareholders are unable to effect telephone transactions, Shareholders may mail redemption requests to the Eureka Funds.

PAYMENTS TO SHAREHOLDERS

         Redemption orders are effected at the net asset value per Share next determined after the Shares are properly tendered for redemption, as described above. Payment to Shareholders for Shares redeemed will be made within seven days after receipt by the Distributor of the request for redemption. However, to the greatest extent possible, the Eureka Funds will attempt to honor requests from Shareholders for next Business Day payments if the request for redemption is received by the Transfer Agent before the Valuation Time on a Business Day or, if the request for redemption is received after the Valuation Time, to honor requests for payment within two Business Days, unless it would be disadvantageous to the Eureka Funds or the Shareholders of the particular Fund to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner. The Money Market Funds will attempt to honor requests from Shareholders for same day payment upon redemption of Shares if the request for redemption is received by the Transfer Agent before 1:00 p.m. Eastern time, on a Business Day or, if the request for redemption is received after 1:00 p.m. Eastern time, to honor requests for payment on the next Business Day, unless it would be disadvantageous to the Fund or its Shareholders to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.

         In some instances, a Fund may be requested to redeem Shares for which it has not yet received good payment. Under such circumstances, the Eureka Funds may delay forwarding the proceeds until payment has been collected for the purchase of such Shares, which may take up to 15 days or more. To avoid delay in payment upon redemption, investors should purchase Shares by certified check or by wire transfer. The Eureka Funds intend to pay cash for all Shares redeemed, but under abnormal conditions which may make payment in cash unwise, the Eureka Funds may make payment wholly or partly in portfolio securities at their then current market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

         Due to the relatively high cost of handling small investments, the Eureka Funds reserve the right to redeem, at net asset value, the Shares in an account with a value of less than $1,000. Accordingly, an investor purchasing Shares of a Fund in only the minimum investment amount may be subject to such involuntary redemption if he thereafter redeems some of his Shares. Before the Eureka Funds exercises its right to redeem such Shares, the Shareholder will be given notice that the value of his Shares of a Fund is less than the minimum amount and will be allowed 60 days to make an additional investment to increase the value of the account to at least $1,000.

         Each class of Shares of the Funds are sold on a continuous basis by BISYS Fund Services Limited Partnership d/b/a/ BISYS Fund Services. In addition to purchasing Shares directly from BISYS Fund Services, Class A or Trust Shares may be purchased through procedures established by BISYS Fund Services in connection with the requirements of accounts at SBCL, or SBCL's affiliated or correspondent banks. Customers purchasing Shares of the Eureka Funds may include officers, directors, employees of SBCL or SBCL's affiliated or correspondent banks, employees of BISYS Fund Services or Trustees of the Eureka Funds.

Matters Affecting Redemption
-----------------------------

         The Eureka Funds may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the Securities and Exchange Commission, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the Securities and Exchange Commission has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the Eureka Funds of securities owned by it is not reasonably practical or

(ii) it is not reasonably practical for the Company to determine the fair market value of its total net assets.

         The Eureka Funds may redeem any class of Shares involuntarily if redemption appears appropriate. See "Valuation of the Money Market Funds" above.

                           ADDITIONAL TAX INFORMATION

DIVIDENDS AND TAXES

         Each Fund will be treated as a separate entity for federal income tax purposes. Each Fund intends to qualify for treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). If qualified, a Fund will not have to pay federal taxes on amounts it distributes to Shareholders. Regulated investment companies are subject to a federal excise tax if they do not distribute substantially all of their income on a timely basis. Each Fund intends to avoid paying federal income and excise taxes by timely distributing substantially all its net income and net realized capital gains.

         Shareholders will be advised at least annually as to the amount and federal income tax character of distributions made during the year.

         The net investment income of each Money Market Fund is declared daily as a dividend to Shareholders at the close of business on the day of declaration. Dividends will generally be paid monthly. The Money Market Funds do not expect to realize any long-term capital gains and, therefore, do not foresee paying any "capital gains dividends" as described in the Code. However, any such capital gains will be distributed no more than twice a year after deduction for any available capital loss carryforward.

         The amount of dividends payable with respect to the Trust Shares will exceed dividends on Class A Shares due to the Distribution and Shareholder Services Plan fee and Services Plan fee applicable to Class A Shares.

         Dividends on the Shares of the Investment Grade Bond Fund are declared daily and paid monthly. A dividend on the Shares of the Global Asset Allocation Fund is declared and paid annually. A dividend on the Shares of the Equity Fund is declared and paid monthly. Net realized capital gains, if any, are distributed at least annually to Shareholders of record after deduction for any available capital loss carryforward.

         A Shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional Shares at net asset value as of the date of payment unless the Shareholder elects to receive such dividends or distributions in cash. Such election, or any revocation thereof, must be made in writing to the Eureka Funds, P.O. Box 182792, Columbus, Ohio 43218-2792, and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent. Reinvested dividends receive the same tax treatment as dividends paid in cash. Dividends are paid in cash not later than seven Business Days after a Shareholder's complete redemption of his or her Shares. If you elect to receive distributions in cash, and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be held in a non-interest bearing account pending further instructions from the Shareholder.

         Dividends are generally taxable in the taxable year received. However, dividends declared in October, November or December to Shareholders of record during such a month and paid during the following January are treated for tax purposes as if they were received by each Shareholder on December 31 of the year in which the dividends were declared.

         Dividends will generally be taxable to a Shareholder as ordinary income to the extent of the Shareholder's ratable share of the earnings and profits of a Fund as determined for tax purposes. Certain dividends paid by the Investment Grade Bond Fund, the Global Asset Allocation Fund, and the Equity Fund, and so-designated by the Funds may qualify for the dividends received deduction for corporate shareholders. Because all of the net investment income of the remaining Funds is expected to be interest income, it is anticipated that no distributions from such Funds will qualify for the dividends received deduction. Distributions of net realized capital gains are taxable to Shareholders as long-term capital gains regardless of how long the Shareholder has held Shares in the Fund. Shareholders who are not subject to tax on their income generally will not have to pay federal income tax on amounts distributed to them.

         Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

         Dividends received by a Shareholder of a Fund that are derived from such Fund's investments in U.S. government agency securities may not be entitled to the exemption from state and local income taxes that would be available if the Shareholder had purchased U.S. government agency securities directly. Distributions of income derived from repurchase agreements and securities lending transactions generally will not qualify for exemption from state and local income taxes.

         The foregoing is a summary of certain federal income tax consequences of investing in a Fund. Shareholders should consult their own tax advisers concerning the tax consequences of an investment in a Fund including the application of state and local taxes to distributions received from a Fund.

General
--------
         It is the policy of each of the Funds to qualify for the favorable tax treatment accorded regulated investment companies (a "RIC") under Subchapter M of the Code. By qualifying as a RIC, each Fund expects to eliminate or reduce to a nominal amount its federal income taxes.

         In order to qualify as a RIC and to qualify for the favorable tax treatment accorded RICs and their shareholders, a Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) distribute each year at least 90% of its dividend, interest (including tax-exempt interest), and certain other income and the excess, if any, of its net short-term capital gains over its net long-term capital losses; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. government securities, securities of other RICs, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. government or other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

         A non-deductible excise tax is imposed on RICs that do not distribute in each calendar year (regardless of whether they have a non-calendar taxable year) an amount at least equal to (i) 98% of their "ordinary income" (as defined) for the calendar year plus (ii) 98% of their capital gain net income for the 12 month period ending on October 31 of such calendar year plus (iii) any undistributed amounts from prior years. For the foregoing purposes, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. If distributions during a calendar year by a Fund were less than the required amount, the Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

         Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends and other distributions paid to any Shareholder who has provided either an incorrect taxpayer identification number or no number at all, who is subject to withholding by the Internal Revenue Service for failure properly to report payments of interest or dividends, or who fails to provide a certified statement that he or she is not subject to "backup withholding."

         A Fund's transactions in futures contracts, options, and foreign-currency-denominated securities, and certain other investment and hedging activities of the Fund, will be subject to special tax rules (including "mark-to-market," "straddle," "wash sale," "constructive sale" and "short sale" rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses, convert long-term capital gains into short-term capital gains and otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing, and character of distributions to Shareholders. Income earned as a result of these transactions would, in general, not be eligible for the dividends received deduction or for treatment as exempt-interest dividends when distributed to Shareholders. The Funds will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the Funds.

         Investment by the Fund in "passive foreign investment companies" could subject the Fund to federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

         A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

         Although each Fund expects to qualify as a RIC and to be relieved of all or substantially all Federal income taxes, depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located, or in which they are otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities. If for any taxable year a Fund does not qualify for the special federal tax treatment accorded a RIC, all of its taxable income will be subject to federal income tax at regular corporate rates at the Fund level (without any deduction for distributions to its Shareholders). In addition, distributions to Shareholders will be taxed as ordinary income even if the distributions are attributable to capital gains or exempt interest earned by the Fund.

         Information set forth in the Prospectuses and this Statement of Additional Information which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of the Funds. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its Shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of a Fund are urged to consult their tax advisers. In addition, the tax discussion in the Prospectuses and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectuses and this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

Additional Tax Information Concerning the Global Asset Allocation Fund
-----------------------------------------------------------------------

         Dividends and certain interest income earned by the Global Asset Allocation Fund from foreign securities may be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may elect, for federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. It is possible that the Global Asset Allocation Fund will make this election in certain years. The remaining Funds do not expect to be eligible to make this election. If a Fund makes the election, the amount of such foreign taxes paid by a Fund will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them). A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

         The Global Asset Allocation Fund's transactions in foreign currencies and hedging activities may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in value of the foreign currency concerned. In addition, such activities will likely produce a difference between book income and taxable income. This difference may cause a portion of a Fund's income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.


                         MANAGEMENT OF THE EUREKA FUNDS

Trustees and Officers
----------------------

         The Board of Trustees of the Eureka Funds has overall responsibility for the Funds. The Board of Trustees is elected by the Shareholders. There are currently five Trustees, two of whom are "interested persons" of the Eureka Funds within the meaning of that term under the 1940 Act. The Trustees, in turn, elect the officers of the Eureka Funds to supervise its day-to-day operations.

         The Trustees and officers of each Fund, their current addresses, and principal occupations during the past five years are as follows (if no address is listed, the address is 3435 Stelzer Road, Columbus, Ohio 43219):


                                     Position with the
Name/Age                             Eureka Funds                    Principal Occupation
--------                             ------------                    --------------------
Larry D. Layne*                      Trustee; Chairman of the Board  Vice Chairman/Head - Commercial Banking Group -
58                                                                   Sanwa Bank California, January 1999 to present;
                                                                     Group Executive Vice President/Head -
                                                                     Relationship Banking Group - Sanwa Bank California,
                                                                     1992-Present

Donald H. Livingstone                Trustee                         Director - Center for Entrepreneurship,
56                                                                   1994-1999; Professor - Marriott School of
                                                                     Business, 1994-1997; Partner - Arthur Andersen
                                                                     LLP, 1976-1995

Walter F. Beran                      Trustee                         Chairman - Pacific Alliance Group, Present;
72                                                                   Board Member - Compensation Resource Group,
                                                                     Present; Board Member - Fleetwood Enterprises,
                                                                     Inc., Present; Board Member - Ventas, Inc.,
                                                                     Present; Retired, Vice Chairman - Ernst &
                                                                     Young, 1986

David L. Buell                       Trustee                         Chairman and Chief Executive Officer - Prime
63                                                                   Bank February 1998 to Present; Owner (50%) -
                                                                     Prime, LLC, 1996-1998; Founder, Chairman & CEO
                                                                     - Metrobank, 1978-1996


                                     Position with the
Name/Age                             Eureka Funds                    Principal Occupation
--------                             ------------                    --------------------
Irimga McKay                         President                       Senior Vice President, July 1993 to date,
38                                                                   prior thereto First Vice President of the
                                                                     Administrator and Distributor, November
                                                                     1988 to July 1993; Regional Vice
                                                                     President, Continental Equities, June
                                                                     1987 to November 1988; Assistant
                                                                     Wholesaler, VMS Realty Partners (a real
                                                                     estate limited partnership), May 1986 to
                                                                     June 1987

Sandra Souter                        Vice President                  Vice President of Client Services, BISYS Fund
38                                                                   Services (June 1999 to present); Vice
                                                                     President, First Union Bank (1996-May 1999); Manager of
                                                                     Telewholesaling, BISYS Fund Services (1992-1995)

Martin R. Dean                       Secretary                       Vice President of Administration Services of
36                                                                   BISYS Fund Services (1994-Present); Senior
                                                                     Manager, KPMG Peat Marwick LLP (1987-1994)

Joel Engle                           Treasurer                       From September, 1998 to present, employee of
34                                                                   BISYS Fund Services; from March, 1995 to
                                                                     September, 1998, Vice President, The
                                                                     Northern Trust Company; from September,
                                                                     1988 to June 1994, Manager, Ernst &
                                                                     Young LLP.

Alaina V. Metz                       Assistant Secretary             Chief Administrative Officer of BISYS Fund
32                                                                   Services - Blue Sky compliance (1995-Present);
                                                                     Alliance Capital Management, L.P. (1989-1995)



*    Considered to be an "interested person" of the Funds as defined in the 1940
     Act.


         The officers of the Eureka Funds receive no compensation directly from the Eureka Funds for performing the duties of their offices. BISYS Fund Services receives fees from the

         Eureka Funds for acting as Administrator and BISYS Fund Services, Inc. receives fees from the Eureka Funds for acting as Transfer Agent and for providing fund accounting services to the Eureka Funds.

                               COMPENSATION TABLE(1)

---------------------------------------- ------------------- -------------------- --------------- ------------------
                                                                                                        Total
                                                                 Pension or                         Compensation
                                             Aggregate           Retirement         Estimated      from the Eureka
                                            Compensation      Benefits Accrued        Annual        Funds Paid to
                                          from the Eureka      as Part of Fund    Benefits upon       Directors
       Name of Person, Position                Funds              Expenses          Retirement
---------------------------------------- ------------------- -------------------- --------------- ------------------
Walter F. Beran, Trustee                 $______             None                 None            $______
---------------------------------------- ------------------- -------------------- --------------- ------------------
David L. Buell, Trustee                  $______             None                 None            $______
---------------------------------------- ------------------- -------------------- --------------- ------------------
Kazuyoshi Kuwahata,                      $______             None                 None            $______
Trustee(2)
---------------------------------------- ------------------- -------------------- --------------- ------------------
Donald H. Livingstone, Trustee           $______             None                 None            $______
---------------------------------------- ------------------- -------------------- --------------- ------------------
Larry Layne, Trustee                     -0-                 None                 None            -0-
---------------------------------------- ------------------- -------------------- --------------- ------------------

(1) Compensation figures are for the fiscal year ended on September 30, 1999.
(2) Mr. Kuwahata resigned as Trustee effective November 12, 1999.


Investment Adviser
-------------------

         Investment advisory and management services are provided to each Fund by SBCL pursuant to an Investment Advisory Agreement ("Advisory Agreement") dated October 21, 1997.

         The Advisory Agreement provides that SBCL shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Eureka Funds in connection with the performance of such Advisory Agreement, except a loss resulting from a breach of fiduciary duty under the 1940 Act with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of SBCL in the performance of its duties, or from reckless disregard by SBCL of its obligations and duties under the Advisory Agreement.

         The Advisory Agreement will continue in effect until May 31, 2000, and if not terminated, shall continue in effect as to a particular Fund for successive periods of twelve months, provided such continuance is specifically approved at least annually (a) by the vote of a majority of those members of the Trust's Board of Trustees who are not parties to the Advisory Agreement or interested persons of any party to the Advisory Agreement, cast in person at a meeting called for the purpose of voting on such approval, and (b) by the vote of a majority of the Trust's Board of Trustees or by the vote of a majority of the outstanding voting securities of such Fund. The Advisory Agreement is terminable as to a particular Fund at any time on 60 days written notice, without the payment of any penalty, by the Trust (by vote of the Trust's Board of Trustees or by the vote of a majority of the outstanding voting securities of such Fund) or by SBCL. The Advisory Agreement will immediately terminate in the event of its assignment, as defined in the 1940 Act.

         Under an investment advisory agreement between the Eureka Funds and SBCL, the fee payable to SBCL by each Fund for investment advisory services is the lesser of: (a) a fee computed daily and paid monthly at the annual rate of thirty one-hundredths of one percent (0.30%) of the Prime Money Market Fund's average daily net assets; twenty one-hundredths of one percent (0.20%) of the U.S. Treasury Obligations Fund's average daily net assets; sixty one-hundredths of one percent (0.60%) of the Investment Grade Bond Fund's average daily net assets; ninety one-hundredths of one percent (0.90%) of the Global Asset Allocation Fund's average daily net assets; and seventy five one-hundredths of one percent (0.75%) of the Equity Fund's average daily net assets, or (b) such fee as may from time to time be agreed upon by the Eureka Funds and SBCL. The fee agreed to from time to time by the Eureka Funds and SBCL may be significantly lower than the fee calculated at the annual rate and the effect of such agreed upon lower fee would be to lower a Fund's expenses and increase the net income of the Fund during the period when such agreed upon lower fee is in effect.

SBCL received the following fees for investment advisory services:

                                FISCAL YEAR ENDED

                                                   September 31, 1999            September 31, 1998
                                                   ------------------            ------------------
                                                              Additional                   Additional
                                                                   Amount                      Amount
                                                      Paid         Waived           Paid       Waived
                                                      ----         ------           ----       ------

U.S. Treasury Obligations Fund                         $              $           $  635,809   $127,160
Prime Money Market Fund                                $              $           $   82,306   $ 82,303
Investment Grade Bond Fund                             $              $           $  635,809   $127,160
Global Asset Allocation Fund                           $              $           $  464,946   $ 58,118
Equity Fund                                            $              $           $1,159,221   $178,340

Portfolio Transactions
-----------------------

         Pursuant to the Advisory Agreement, SBCL determines, subject to the general supervision of the Board of Trustees and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute portfolio transactions. Purchases and sales of portfolio securities with respect to the Funds usually are principal transactions in which portfolio securities are purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include (but not in the case of mutual fund shares purchased by the Funds) a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Eureka Funds, where possible, will deal directly with dealers who make a market in the securities involved unless better price and execution are available elsewhere. While SBCL generally seeks competitive spreads or commissions, the Eureka Funds may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

         Allocation of transactions, including their frequency, to various dealers is determined by SBCL in its best judgment and in a manner deemed fair and reasonable to Shareholders. The major consideration in allocating brokerage business is the assurance that the best execution is being received on all transactions. Brokerage will at times be allocated to firms that supply research, statistical data and similar services when the terms of the transaction and the capabilities of different broker/dealers are consistent with the guidelines set forth in Section 28(e) of the Securities Exchange Act of 1934. Information so received is in addition to, and not in lieu of, services required to be performed by SBCL and does not reduce the advisory fees payable to SBCL. Such information may be useful to SBCL in serving both the Eureka Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to SBCL in carrying out its obligations to the Eureka Funds.

         Except as otherwise disclosed to the Shareholders of the Funds and as permitted by applicable rules and regulations, SBCL will not execute portfolio transactions on behalf of the Funds through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with SBCL, BISYS Fund Services, or their affiliates, and will not give preference to SBCL's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

         Investment decisions for each Fund are made independently from those for the other Funds or any other investment company or account managed by SBCL. Other investment companies or accounts may also invest in the same securities as the Eureka Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund of the Eureka Funds, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which SBCL believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, SBCL may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Advisory Agreement, in making investment recommendations for the Eureka Funds, SBCL will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Eureka Funds is a customer of SBCL or their parents, subsidiaries, or affiliates, and, in dealing with their customers, SBCL and their parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Eureka Funds.

         In determining when and to what extent to use Sanwa Universal Securities, L.L.C., Sanwa Futures LLC or any other affiliated broker-dealer as its broker for executing orders for the Funds on securities exchanges, SBCL will consider (if relevant) whether the compensation to be paid Sanwa Universal Securities, L.L.C., Sanwa Futures LLC or any other affiliated broker-dealer will be (i) fair and reasonable, (ii) at least as favorable to the Funds as commissions that would be charged by other qualified brokers having comparable execution capabilities and (iii) at least as favorable as commissions contemporaneously charged by Sanwa Universal Securities, L.L.C., Sanwa Futures LLC or any other affiliated broker-dealer on comparable transactions for its most favored unaffiliated customers. The Funds do not consider it practicable or in the best interests of their shareholders to solicit competitive bids for commission rates on each transaction. However, the Board of Trustees, including a majority of the Trustees who are not "interested persons" of Sanwa Universal Securities, L.L.C., Sanwa Futures LLC or any other affiliated broker-dealer within the meaning of the 1940 Act, (i) has prescribed procedures designed to provide that the Funds do not pay commissions that do not meet the standards described above, (ii) reviews those procedures annually to determine whether they remain adequate and (iii) considers quarterly whether or not the commissions charged by Sanwa Universal Securities, L.L.C., Sanwa Futures LLC or any other affiliated broker-dealer have met the standards.

         Brokerage services Sanwa Universal Securities , L.L.C., or Sanwa Futures LLC provides to the Funds are also subject to Rule 11a2-2(T) under the Securities Exchange Act of 1934, as amended. Rule 11a2-2(T) permits the Funds to use Sanwa Universal Securities L.L.C. or Sanwa Futures LLC as a broker provided certain conditions are met. Among these requirements are that members of the exchange not associated with Sanwa Universal Securities, L.L.C., or Sanwa Futures LLC perform the floor brokerage element of portfolio transactions (that is, execution on the exchange floor or through use of exchange facilities) that the orders to such members be transmitted from off the exchange floor and that neither Sanwa Universal Securities, L.L.C., Sanwa Futures LLC nor an associated person of Sanwa Universal Securities, L.L.C. or Sanwa Futures LLC participates in the execution of the transaction after the order has been so transmitted. In connection with transactions in which Sanwa Universal Securities, L.L.C. or Sanwa Futures LLC acts as broker for the Funds, Sanwa Universal Securities, L.L.C. or Sanwa Futures LLC, while not permitted to perform floor brokerage (which is undertaken by members Sanwa Universal Securities, L.L.C. or Sanwa Futures LLC selects who are not associated with that firm), still continues to bear principal responsibility for determining important elements of overall execution such as timing and order size, and also clears and settles such transactions. Sanwa Universal Securities, L.L.C. or Sanwa Futures LLC pays the fees charged by those persons performing the described floor brokerage elements. Sanwa Universal Securities L.L.P. or Sanwa Futures LLC will not trade directly with the Funds in any transactions in which Sanwa Universal Securities, L.L.C. or Sanwa Futures LLC or an affiliate acts as principal.

The Funds paid aggregate brokerage commissions in the following amounts:

                                FISCAL YEAR ENDED

                                                   September 31, 1999            September 31, 1998
                                                   ------------------            ------------------


Global Asset Allocation Fund                                    $                      $127,543
Equity Fund                                                     $                      $216,829


Glass-Steagall Act
-------------------

         In 1971, the United States Supreme Court held in Investment Company Institute v. Camp that the Federal statute commonly referred to as the Glass-Steagall Act prohibits a bank from operating a mutual fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in BOARD OF GOVERNORS OF THE FEDERAL RESERVE SYSTEM v. INVESTMENT COMPANY INSTITUTE that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the BOARD OF GOVERNORS case, the Supreme Court also stated that if a bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.

         SBCL believes that they possess the legal authority to perform the services for each Fund contemplated by the Advisory Agreement and described in the Prospectuses and this Statement of Additional Information and has so represented in the Advisory Agreement. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict SBCL from continuing to perform such services for the Eureka Funds. Depending upon the nature of any changes in the services which could be provided by SBCL, the Board of Trustees of the Eureka Funds would review the Eureka Funds' relationship with SBCL and consider taking all action necessary in the circumstances.

         Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of SBCL or their affiliated and correspondent banks (the "Banks") in connection with Customer's purchases of Shares of the Eureka Funds, the Banks might be required to alter materially or discontinue the services offered by them to Customers. It is not anticipated, however, that any change in the Eureka Funds' method of operations would affect its net asset value per Share or result in financial losses to any Customer.

Administrator
--------------

         BISYS Fund Services serves as administrator (the "Administrator") to each Fund pursuant to the Administration Agreement dated as of October 21, 1997. The Administrator assists in supervising operations of each Fund (other than those performed by SBCL under the Advisory Agreement, those performed by The Bank of New York under its custodial services agreements with the Eureka Funds, and those performed by BISYS Fund Services, Inc. under its transfer agency, shareholder service and fund accounting agreements with the Eureka Funds). The Administrator is a broker-dealer registered with the Securities and Exchange Commission, and is a member of the National Association of Securities Dealers, Inc. The Administrator provides financial services to institutional clients.

         Under the Administration Agreement, the Administrator has agreed to monitor the net asset value of the Money Market Funds, to maintain office facilities for the Eureka Funds, to maintain the Eureka Funds' financial accounts and records, and to furnish the Eureka Funds statistical and research data and certain bookkeeping services, and certain other services required by the Eureka Funds. The Administrator prepares annual and semi-annual reports to the Securities and Exchange Commission, prepares federal and state tax returns, prepares filings with state securities commissions, and generally assists in supervising all aspects of the Eureka Funds' operations (other than those performed by SBCL under the Advisory

Agreement, and those performed by The Bank of New York, under its custodial services agreements with the Eureka Funds, and those performed by BISYS Fund Services, Inc. under its transfer agency, shareholder service and fund accounting agreements with the Eureka Funds). Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

         Under the Administration Agreement, the Administrator receives a fee from each Fund equal to the lesser of (a) a fee computed at the annual rate set forth below, subject to a per Fund annual minimum of $75,000: twenty one-hundredths of one percent (0.20%) of a Fund's average daily net assets up to $500 million; eighteen and one-half one-hundredths of one percent (0.185%) of a Fund's average daily net assets in excess of $500 million up to $1 billion; and seventeen and one-half one-hundredths of one percent (0.175%) of a Fund's average daily net assets in excess of $1 billion, or (b) such fee as may from time to time be agreed upon by the Eureka Funds and the Administrator. A fee agreed to from time to time by the Eureka Funds and the Administrator may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund's expenses and increase the net income of the Fund during the period when such lower fee is in effect.

         The Administration Agreement will continue until May 31, 2000. Thereafter, the Administration Agreement shall be renewed automatically for successive two year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term. The Administration Agreement is terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than 60 days notice by the Eureka Funds' Board of Trustees or by the Administrator.

         The Administration Agreement provides that the Administrator shall not be liable for any loss suffered by the Eureka Funds in connection with the matters to which the Administration Agreement relates, except a loss, action or error resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or by reason of reckless disregard by the Administrator of its obligations and duties thereunder.

         For administration services for the fiscal year ended September 30, 1999, the Administrator received the following amounts after voluntary fee reductions: 0.10% of the average daily net assets of the Prime Money Market Fund, 0.16% of the average daily net assets of the U.S. Treasury Obligations Fund, 0.20% of the average daily net assets of the Investment Grade Bond Fund, 0.20% of the average daily net assets of the Global Asset Allocation Fund, and 0.20% of the average daily net assets of the Equity Fund.

BISYS Fund Services received the following fees for administration services:

                                FISCAL YEAR ENDED


                                                   September 30, 1999            September 30, 1998
                                                   ------------------            ------------------
                                                               Additional                  Additional
                                                                   Amount                      Amount
                                                      Paid         Waived           Paid       Waived
                                                      ----         ------           ----       ------

U.S. Treasury Obligations Fund                         $              $          $134,418     $ 33,312
Prime Money Market Fund                                $              $          $152,976     $147,824
Investment Grade Bond Fund                             $              $          $256,175     $      0
Global Asset Allocation Fund                           $              $          $120,879     $      0
Equity Fund                                            $              $          $357,113     $      0

Distributor
------------

         BISYS Fund Services serves as distributor to each Fund pursuant to a Distribution Agreement dated October 21, 1997. The Distribution Agreement will continue in effect for one-year periods if such continuance is approved at least annually (i) by the Board of Trustees or by the vote of a majority of the outstanding Shares of the Funds or Fund subject to such Distribution Agreement, and (ii) by the vote of a majority of the Trustees who are not parties to such Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to such Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

         BISYS Fund Services is entitled to a fee of 0.25% of the average daily net assets of Class A Shares of each Fund payable under the Fund's Distribution Plan, for its services as Distributor.

BISYS Fund Services received the following fees for distribution services:

                                FISCAL YEAR ENDED

                                                   September 30, 1999            September 30, 1998
                                                   ------------------            ------------------


U.S. Treasury Obligations Fund                                  $                       $   641
Prime Money Market Fund                                         $                       $11,036
Investment Grade Bond Fund                                      $                       $ 1,010
Global Asset Allocation Fund                                    $                       $ 1,541
Equity Fund                                                     $                       $ 1,247


         The Distribution Plan was initially approved on October 21, 1997 by the Board of Trustees, including a majority of the trustees who are not interested persons of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the

Distribution Plan (the "Independent Trustees"). The Distribution Plan provides for fees only upon the Class A Shares of each Fund.

         In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plan may be terminated with respect to any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class A Shares of that Fund. The Distribution Plan may be amended by vote of the Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Distribution Plan that would materially increase the distribution fee with respect to a Fund requires the approval of the holders of that Fund's Class A Shares. The Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plan (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plan) indicating the purposes for which such expenditures were made.

Service Plan
------------

         Under the Service Plan, a Fund will pay a monthly service fee to BISYS Fund Services ("BISYS") as compensation for services in connection with the Service Plan at an annual rate equal to twenty-five one-hundredths of one percent (0.25%) of the average daily net assets of Class A Shares of each Fund. BISYS may periodically waive all or a portion of the fee with respect to a Fund. BISYS may use the service fee to pay banks, other financial institutions and intermediaries, broker-dealers, SBCL and SBCL's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of administrative services or to provide administrative services to the holders of Class A Shares. All payments by BISYS for services under the Service Plan will be made pursuant to an agreement (a "Service Agreement") between BISYS and such bank, financial institution or intermediary, broker-dealer, or affiliate or subsidiary ("Participating Organization"). A Service Agreement will relate to the provision of administrative services to the Participating Organization's customers owning a Fund's Class A Shares. Under the Service Plan, a Participating Organization may include SBCL or a subsidiary bank or nonbank affiliates, or the subsidiaries or affiliates of those banks. A Service Agreement entered into with a bank (or any of its subsidiaries or affiliates) will contain a representation that the bank (or subsidiary or affiliate) believes that it possesses the legal authority to perform the services contemplated by the Service Agreement without violation of applicable banking laws (including the Glass-Steagall Act) and regulations.

Distribution Plan
-----------------

         The Eureka Funds' Class A Shares are sold on a continuous basis by the Distributor under a Distribution Agreement. Under the Distribution Plan, a Fund will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to twenty-five one-hundredths of one percent (0.25%) of the average daily net assets of Class A Shares of each Fund. The Distributor may periodically waive all or a portion of the fee with respect to a Fund in order to increase the net investment income of the Fund available for distribution as dividends. The Distributor may use the distribution fee to provide distribution assistance with respect to a Fund's Class A Shares or to provide shareholder services to the holders of such Shares. The Distributor may also use the distribution fee (i) to pay financial institutions and intermediaries (such as insurance companies and investment counselors but not including banks), broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with distribution assistance or (ii) to pay banks, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of shareholder services. A Servicing Agreement will relate to the provision of distribution assistance in connection with the distribution of a Fund's Class A Shares to the Participating Organization's customers on whose behalf the investment in such Shares is made and/or to the provision of shareholder services to the Participating Organization's customers owning a Fund's Class A Shares. Under the Distribution Plan, a Participating Organization may include SBCL or a subsidiary bank or nonbank affiliates, or the subsidiaries or affiliates of those banks. A Servicing Agreement entered into with a bank (or any of its subsidiaries or affiliates) will contain a representation that the bank (or subsidiary or affiliate) believes that it possesses the legal authority to perform the services contemplated by the Servicing Agreement without violation of applicable banking laws (including the Glass-Steagall Act) and regulations.

         The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or shareholder services rendered pursuant to the Servicing Agreements entered into under the Distribution Plan. If the amount of the distribution fee is greater than the Distributor's actual expenses incurred in a particular year (and the Distributor does not waive that portion of the distribution fee), the Distributor will realize a profit in that year from the distribution fee. If the amount of the distribution fee is less than the Distributor's actual expenses incurred in a particular year, the Distributor will realize a loss in that year under the Distribution Plan and will not recover from a Fund the excess of expenses for the year over the distribution fee, unless actual expenses incurred in a later year in which the Distribution Plan remains in effect were less than the distribution fee paid in that later year.

         The Distribution Plan also contains a so-called "defensive" provision applicable to all classes of Shares. Under this defensive provision to the extent that any payment made to the Administrator, including payment of administration fees, should be deemed to be indirect financing of any activity primarily intended to result in the sale of Shares issued by the Eureka Funds within the context of Rule 12b-1 under the 1940 Act, such payment shall be deemed to be authorized by the Distribution Plan.

 Expenses
--------

         SBCL and the Administrator each bear all expenses in connection with the performance of their services as investment adviser and administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for a Fund. The Eureka Funds is responsible for all of its expenses and liabilities. As a general matter, expenses are allocated to the Class A Shares and Trust Shares of a Fund on the basis of the relative net asset value of each class. At present, the only expenses that will be borne solely by Class A Shares, other than in accordance with the relative net asset value of the class, are expenses under the Eureka Funds' Distribution and Shareholder Services Plan ("Distribution Plan") and a Service Plan which relate only to the Class A Shares.

         The organizational expenses of each Fund have been capitalized and are being amortized in the first five years of each Fund's operations. Such amortization will reduce the amount of income available for payment as dividends. Custodian

         The Bank of New York serves as the Eureka Funds' Custodian.

Transfer Agent and Fund Accounting Services
-------------------------------------------

         Under the Transfer Agency Agreement, BISYS Fund Services, Inc., the Transfer Agent, receives a fee from each Fund at the annual rate of $15,000 in addition to various annual per account fees.

         BISYS Fund Services, Inc. also provides fund accounting services to each of the Funds pursuant to a Fund Accounting Agreement with the Eureka Funds. Under the Fund Accounting Agreement, BISYS Fund Services, Inc. receives a fee from each Fund at the annual rate of 0.03% of such Fund's average daily net assets, subject to a minimum annual fee.

Independent Auditors
--------------------

         The financial information appearing in the Prospectuses under "FINANCIAL HIGHLIGHTS" has been derived from financial statements of the Eureka Funds incorporated by reference into this Statement of Additional Information which have been audited by Ernst & Young LLP, independent auditors, as set forth in their report incorporated by reference herein, and are included in reliance upon such report and on the authority of such firm as experts in auditing and accounting. The address of Ernst & Young LLP, is 10 West Broad Street, Columbus, Ohio 43215.

Legal Counsel
-------------

         Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, DC 20005 serve as counsel to the Eureka Funds.

                             PERFORMANCE INFORMATION

Yields of the Money Market Funds
---------------------------------

         From time to time, a Money Market Fund's annualized "yield" and "effective yield" and total return may be presented in advertisements, sales literature and shareholder reports. The "yield" of a Money Market Fund is based upon the income earned by the Fund over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and is stated as a percentage of the investment. The "effective yield" of a Money Market Fund is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Shares of the Eureka Funds and thus compounded in the course of a 52-week period. The effective yield will be higher than the yield because of the compounding effect of the assumed reinvestment.

         The "yield" of each Money Market Fund for a seven-day period (a "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments. Yield may also be calculated on a compound basis (the "effective yield") which assumes that net income is reinvested in Fund shares at the same rate as net income is earned for the base period.

         The yield and effective yield of each Money Market Fund will vary in response to fluctuations in interest rates and in the expenses of each Fund. For comparative purposes the current and effective yields should be compared to current and effective yields offered by competing financial institutions for that base period only and calculated by the methods described above.

         For the seven-day and thirty-day periods ended September 30, 1999, the yield and effective yield, of the Trust Shares and Class A Shares of the U.S. Treasury Obligations Fund, and the Prime Money Market Fund calculated as described above was as follows:


                                                                            7-Day                         30-Day
                                                              7-Day        Effective        30-Day      Effective
            Fund                            Class             Yield          Yield            Yield        Yield
            ----                            -----             -----          -----            -----        -----

U.S. Treasury Obligations Fund              Trust             ____%        ____%            ____%       ____%

Prime Money Market Fund                     Trust             ____%        ____%            ____%       ____%

U.S. Treasury Obligations Fund              Class A           ____%        ____%            ____%       ____%

Prime Money Market Fund                     Class A           ____%        ____%            ____%       ____%

Yields of the Variable NAV Funds
--------------------------------

         The yields of the Variable NAV Funds will be computed by annualizing net investment income per share for a recent 30-day period and dividing that amount by the maximum offering price per share (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period, according to the following formula:
                                                            a-b
                                        30-Day Yield = 2[( ----- +1)(6)-1]
                                                            cd

         In the above formula, "a" represents dividends and interest earned by a particular class during the 30-day base period; "b" represents expenses accrued to a particular class for the 30-day base period (net of reimbursements); "c" represents the average daily number of shares of a particular class outstanding during the 30-day base period that were entitled to receive dividends; and "d" represents the maximum offering price per share of a particular class on the last day of the 30-day base period.

         Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of each of the Variable NAV Funds will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Eureka Funds allocated to each Fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of each Fund.

         Investors in the Variable NAV Funds are specifically advised that share prices, expressed as the net asset values per share, will vary just as yields will vary.

         For the 30-day period ending September 30, 1999, the yield of the Trust Shares and Class A Shares of the Investment Grade Bond Fund, the Global Asset Allocation Fund, and the Equity Fund, calculated as described above was as follows:

   Fund                                    Class                          Yield
   ----                                    -----                          -----

Investment Grade Bond Fund                  Trust                         ____%
Global Asset Allocation Fund                Trust                         ____%
Equity Fund                                 Trust                         ____%

Investment Grade Bond Fund                Class A                         ____%
Global Asset Allocation Fund              Class A                         ____%
Equity Fund                               Class A                         ____%


Calculation of Total Return
----------------------------

Total Return is a measure of the change in value of an investment in a Fund over the period covered, assuming the investor paid the current maximum applicable sales charge on the investment and that any dividends or capital gains distributions were reinvested in the Fund immediately rather than paid to the investor in cash.

Total return is calculated for the past year and the period since the establishment of each Fund. Average annual total return is measured by comparing the value of an investment in a Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the result. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized. The formula for calculating Total Return includes four steps: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.

At any time in the future, yields and total return may be higher or lower than past yields, there can be no assurance that any historical results will continue.

For the period since inception through September 30, 1999, aggregate total return was as follows:


                                                                                               Aggregate
   Fund                                    Class                        Inception date         Total Return

U.S. Treasury Obligations Fund              Trust                       November 3, 1997          ____%

Prime Money Market Fund                     Trust                       November 1, 1997          ____%

Investment Grade Bond Fund                  Trust                       November 1, 1997          ____%

Global Asset Allocation Fund                Trust                       November 1, 1997          ____%

Equity Fund                                 Trust                       November 1, 1997          ____%

U.S. Treasury Obligations Fund              Class A                     February 3, 1998          ____%

Prime Money Market Fund                     Class A                     February 3, 1998          ____%

Investment Grade Bond Fund                  Class A                     February 3, 1998          ____%

Global Asset Allocation Fund                Class A                     February 3, 1998          ____%

Equity Fund                                 Class A                     February 3, 1998          ____%

For the period since inception through September 30, 1999, average annual total return was as follows:

                                                                                            Average Annual
   Fund                                    Class                       Inception date       Total Return
   ----                                    -----                       --------------       ------------

U.S. Treasury Obligations Fund              Trust                       November 3, 1997          ____%

Prime Money Market Fund                     Trust                       November 1, 1997          ____%

Investment Grade Bond Fund                  Trust                       November 1, 1997          ____%

Global Asset Allocation Fund                Trust                       November 1, 1997          ____%

Equity Fund                                 Trust                       November 1, 1997          ____%

U.S. Treasury Obligations Fund              Class A                     February 3, 1998          ____%

Prime Money Market Fund                     Class A                     February 3, 1998          ____%

Investment Grade Bond Fund                  Class A                     February 3, 1998          ____%

Global Asset Allocation Fund                Class A                     February 3, 1998          ____%

Equity Fund                                 Class A                     February 3, 1998          ____%

For the one-year period through September 30, 1999, average annual total return was as follows:

                                                                         Average Annual
Fund                                     Class                           Total Return
----                                     -----                           ------------

U.S. Treasury Obligations Fund           Trust                               ____%

Prime Money Market Fund                  Trust                               ____%

Investment Grade Bond Fund               Trust                               ____%

Global Asset Allocation Fund             Trust                               ____%

Equity Fund                              Trust                               ____%

U.S. Treasury Obligations Fund           Class A                             ____%

Prime Money Market Fund                  Class A                             ____%

Investment Grade Bond Fund               Class A                             ____%

Global Asset Allocation Fund             Class A                             ____%

Equity Fund                              Class A                             ____%



Performance Comparisons
-----------------------

         YIELD AND TOTAL RETURN. From time to time, performance information for the Funds showing their total return and/or yield may be included in advertisements. Performance figures are based on historical earnings and are not intended to indicate future performance.

         From time to time, the Eureka Funds may include the following types of information in advertisements, supplemental sales literature and reports to present or prospective shareholders: (1) discussions of general economic or financial principals (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions;
(4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Eureka Funds, (5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, insured bank products, annuities, qualified retirement plans and individual stocks and bonds), which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in one or more of the Funds. The Funds may also include in these communications calculations, such as hypothetical compounding examples, that describe hypothetical investment results, such performance examples will be based on an express set of assumptions and are not indicative of performance of any of the Funds.

         Total return and/or yield may also be used to compare the performance of the Funds against certain widely acknowledged standards or indices for stock and bond market performance. The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the NYSE.

         The Morgan Stanley Capital International Europe, Australasia and the Far East Index ("EAFE") is an index composed of a sample of companies representative of the market structure of twenty European and Pacific Basin countries. The Index represents the evolution of an unmanaged portfolio consisting of all domestically listed stocks.

         The Lehman Brothers Aggregate Bond Index ("Aggregate Bond Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. government; all quasi-federal corporations; all corporate debt guaranteed by the U.S. government; and mortgage backed securities. Corporate issues must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated investment grade by a NRSRO. Flower bonds and foreign targeted issues are also included in the Aggregate Bond Index.

         Current yields or performance will fluctuate from time to time and are not necessarily representative of future results. Accordingly, a Fund's yield or performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and performance are functions of quality, composition, and maturity, as well as expenses allocated to the Fund. Fees imposed upon customer accounts by SBCL or its affiliated or correspondent banks for cash management services will reduce a Fund's effective yield to Customers.

         The Investment Grade Bond Fund, the Global Asset Allocation Fund and the Equity Fund may also calculate a distribution rate. Distribution rates will be computed by dividing the distribution per Share of a class made by a Fund over a twelve-month period by the maximum offering price per Share. The distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses. The calculation of income in the distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses, although a Fund may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital items which are often non-recurring in nature, and may include returns of principal, whereas yield does not include such items. The Funds do not intend to publish distribution rates in Fund advertisements but may publish such rates in supplemental sales literature.

         Yield, effective yield, total return and distribution rate will be calculated separately for each Class of Shares. Because Trust Shares are not subject to Distribution Plan fees or Service Plan fees, the yield and total return for Trust Shares will be higher than that of the Class A Shares for the same period.

         Investors may also judge the performance of a Fund by comparing its performance to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and data such as that provided by Lipper Inc., IBC/Donoghue's MONEY FUND REPORT and Ibbotson Associates, Inc. References may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, Ibbotson Associates, Inc., Morningstar, Inc., CDA/Weisenberger, Pension and Investments, U.S.A. Today and local newspapers. In addition to performance information, general information about the Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to Shareholders.

         Information about the performance of a Fund is based on a Fund's record up to a certain date and is not intended to indicate future performance. Yields and total returns of a Fund will fluctuate. Any fees charged by the Participating Organizations to their customers in connection with investment in a Fund are not reflected in the Eureka Funds' performance information.

         Further information about the performance of a Fund is contained in that Fund's annual report to Shareholders, which may be obtained without charge by contacting the Eureka Funds at P.O. Box 182792, Columbus, Ohio 43218-2792.

                             ADDITIONAL INFORMATION

Organization and Description of Shares
--------------------------------------

         The Eureka Funds organized as a Massachusetts business trust by the Agreement and Declaration of Trust, dated April 7, 1997, under the name "Sanwa Fund." A copy of the Eureka Funds' Amended and Restated Agreement and Declaration of Trust, (the "Declaration of Trust") is on file with the Secretary of State of The Commonwealth of Massachusetts. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest. The Eureka Funds presently have five series of Shares offered to the public. The Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Eureka Funds into one or more additional series.

         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Eureka Funds, Shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

         Shares of the Eureka Funds are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of a particular series or class, then only Shareholders of such series or class shall be entitled to vote thereon, and
(iii) only the holders of Class A Shares will be entitled to vote on matters submitted to Shareholder vote with regard to the Distribution Plan applicable to Class A. There will normally be no meetings of Shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the Shareholders, at which time the Trustees then in office will call a Shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Eureka Funds and filed with the Eureka Funds' custodian or by vote of the holders of two-thirds of the outstanding shares of the Eureka Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares of any Fund. Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

Shareholder and Trustee Liability
---------------------------------

         Under Massachusetts law, Shareholders could, under certain circumstances, be held personally liable for the obligations of the Eureka Funds. However, the Declaration of Trust disclaims Shareholder liability for acts or obligations of the Eureka Funds and requires that notice of such disclaimer be given in every agreement, obligation or instrument entered into or executed by the Eureka Funds or the Trustees. The Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any Shareholder of such Fund held liable on account of being or having been a Shareholder. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations.

         The Agreement and Declaration of Trust states further that no Trustee, officer or agent of the Eureka Funds shall be personally liable in connection with the administration or preservation of the assets of the Eureka Funds or the conduct of the Eureka Funds' business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Agreement and Declaration of Trust also provides that all persons having any claim against the Trustees or the Eureka Funds shall look solely to the assets of the Eureka Funds for payment.

Miscellaneous
-------------

         The Eureka Funds may include information in its Annual Reports and Semi-Annual Reports to Shareholders that (1) describes general economic trends,
(2) describes general trends within the financial services industry or the mutual fund industry, (3) describes past or anticipated portfolio holdings for one or more of the Funds within the Eureka Funds, or (4) describes investment management strategies for such Funds. Such information is provided to inform Shareholders of the activities of the Eureka Funds for the most recent fiscal year or half-year and to provide the views of the SBCL and/or Eureka Funds officers regarding expected trends and strategies.

         The organizational expenses of the Eureka Funds have been allocated to each Fund and are being amortized over a period of five years from the commencement of the public offering of Shares of the Eureka Funds. In the event any of the initial Shares of the Eureka Funds are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same proportion as the number of initial Shares being redeemed bears to the total number of initial Shares outstanding at the time of redemption. Investors purchasing Shares of the Eureka Funds subsequent to the date of the Prospectuses and this Statement of Additional Information bear such expenses only as they are amortized against a Fund's investment income.

         The Eureka Funds are registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of the Eureka Funds.

         As of November 1, 1999, the trustees and officers of the trust, as a group, owned less than 1% of the Trust Shares and of the Class A Shares of any of the Eureka Funds.

         As of November __, 1999, SBCL, 601 S. Figueroa Street, Los Angeles, California 90017 was the beneficial shareholder of the outstanding voting shares of the Trust Shares of the Funds as follows: __% of the U.S. Treasury Obligations Fund, __% of the Prime Money Market Fund, __% of the Investment Grade Bond Fund, __% of the Global Asset Allocation Fund, and __% of the Equity Fund.

         The following table indicates the ownership of record of the shareholders who, to the best knowledge of the Trust, were the owners of 5% or more of the outstanding shares of the Trust, as of November 23, 1999:

U.S. TREASURY OBLIGATIONS FUND - CLASS A SHARES
Sanwa Bank California                                            98.689%
1977 Saturn St., OC4-4
Monterey Park, CA 91754

PRIME MONEY MARKET FUND - CLASS A SHARES
Sanwa Bank California                                            90.523%
1977 Saturn St., OC4-4
Monterey Park, CA 91754

INVESTMENT GRADE BOND FUND - CLASS A SHARES
BISYS Brokerage Services, Inc.                                   97.151%
P.O. Box 4054
Concord, CA 94524

GLOBAL ASSET ALLOCATION FUND - CLASS A SHARES
BISYS Brokerage Services Inc.                                    97.757%
P.O. Box 40540
Concord, CA  94524

EQUITY FUND - CLASS A SHARES
BISYS Brokerage Services Inc.                                    81.570%
P.O. Box 40540
Concord, CA  94524

Linda Rogers
Test Trust Of Collece M. McGalliard                               7.538%
P.O. Box 85484
San Diego, CA 92186

U.S. TREASURY OBLIGATIONS FUND - TRUST SHARES
Taylor & Co.                                                     98.462%
P.O. Box 60078  OC4-5
Los Angeles, CA  90060

PRIME MONEY MARKET FUND - TRUST SHARES
Taylor & Co.                                                     79.115%
P.O. Box 60078  OC4-5
Los Angeles, CA  90060

Sanwa Bank California                                            16.014%
Norwest Bank MN
2700 Snelling Avenue, N Suite 300
Minneapolis, MN 55479-2205

INVESTMENT GRADE BOND FUND - TRUST SHARES
Taylor & Co.                                                     45.653%
P.O. Box 60078  OC4-5
Los Angeles, CA  90060

Chase Manhattan Bank                                             51.727%
Sanwa Bank CA Ret Plan 29074491
4 New York Plaza, 2nd Floor
New York, NY 10004

GLOBAL ASSET ALLOCATION FUND - TRUST SHARES
Taylor & Co.                                                     33.835%
P.O. Box 60078  OC4-5
Los Angeles, CA  90060

Sanwa Bank California                                            21.084%
P.O. Box 60540
Los Angeles, CA  90060-0540

Chase Manhattan Bank                                             42.296%
Sanwa Bank CA Ret Plan 29074491
4 New York Plaza, 2nd Floor
New York, NY  10004

EQUITY FUND - TRUST SHARES
Taylor & Co.                                                     38.883%
P.O. Box 60078  OC4-5
Los Angeles, CA  90060

Sanwa Bank California                                            16.901%
P.O. Box 60540
Los Angeles, CA  90060

Chase Manhattan Bank                                             39.998%
Sanwa Bank CA Ret Plan 29074491
4 New York Plaza, 2nd Floor
New York, NY  10004

         The Prospectuses of the Funds and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

         The Prospectuses of the Funds and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses of the Funds and this Statement of Additional Information.

                                    APPENDIX

The NRSROs utilized by SBCL include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps Credit Rating Co. ("Duff"), Fitch IBCA ("Fitch"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO.

LONG-TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)

Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1, 2, and 3) in each rating category to indicate the security's ranking within the category):

         Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

         AAA Debt rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         AA Debt rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         A Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         BBB Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         BB Debt rated BB is regarded as having significant speculative characteristics although it is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

Description of the three highest long-term debt ratings by Duff:

         AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

         AA+      High credit quality.  Protection factors are strong.
         AA       Risk is modest but may vary slightly from time to time
         AA-      because of economic conditions.

         A+       Protection factors are average but adequate. However,
         A        risk factors are more variable and greater in periods
         A-       of economic stress.

Description of the three highest long-term debt ratings by Fitch (plus (+) or minus (-) signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

         AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "F-1+."

         A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Fitch's description of its three highest long-term debt ratings:

         AAA Obligations which have the highest rating. Capacity for timely repayment of principal and interest is extremely strong.

         AA Obligations for which capacity for timely repayment of principal and interest is very strong. The risk attached to these obligations differs only slightly from the highest rated debt.

         A Obligations for which capacity for timely repayment of principal and interest is strong. However, adverse changes in business, economic or financial conditions are more likely to affect the capacity for timely repayment than for obligations in higher rated categories.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

Moody's description of its three highest short-term debt ratings:

         Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                              - Leading market positions in well-established industries.
                              -   High rates of return on funds employed.
                              - Conservative capitalization structure with moderate reliance on debt and ample asset protection.
                              -   Broad margins in earnings coverage of
                                  fixed financial charges and high internal cash generation.
                              -   Well-established access to a range of
                                  financial markets and assured sources of alternate liquidity.

         Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

         A-1 Highest category. The obligor's capacity to meet its financial commitments is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is extremely strong.

         A-2 Obligations assigned this rating are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         A-3 Obligations assigned this rating exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Duff's description of its five highest short-term debt ratings. Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category:

         D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

Fitch's description of its four highest short-term debt ratings:

         F1 Obligations assigned this rating have the highest capacity for timely payment.

         F2 Obligations supported by a strong capacity for timely repayment. However, the relative degree of risk is slightly higher than for issues classified as "F1" and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

         F3 Obligations supported by an adequate capacity for timely payment. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher rated categories.
 .
         B Obligations for which the capacity for timely repayment is uncertain relative. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.


Short-Term Loan/Municipal Note Ratings
--------------------------------------

Moody's description of its two highest short-term loan/municipal note ratings:

MIG 1/VMIG 1             This designation denotes best quality. There is present
                         strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2             This designation denotes high quality.  Margins of
                         protection are ample although not so large as in the preceding group.

S&P's description of its two highest municipal note ratings:

           SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

           SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Short-Term Debt Ratings
-----------------------

Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

The TBW Short-Term Debt Ratings apply only to specific debt instruments with original maturities of one year or less. TBW ratings represent an assessment of the likelihood of an untimely payment of principal and interest. Important factors that may influence this assessment are the overall financial health of the particular company, and the probability that the government will come to the aid of a troubled institution in order to avoid a default or failure.

The TBW Short-Term Ratings represent an assessment of the likelihood of an untimely payment of principal or interest.

           TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

           TBW-2 The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

           TBW-3 The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

           TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

PART C.       OTHER INFORMATION

Item 23.      Exhibits

                       (a)   (1)    Declaration of Trust, dated April 7, 1997,
                                    is incorporated by reference from Exhibit 1 to the Funds' initial Registration Statement filed on July 31, 1997 on Form N-1A.

                       (a)   (2)    Amended and Restated Agreement and
                                    Declaration of Trust, dated October 17,
                                    1997, is incorporated by reference from
                                    Exhibit 1(b) to Post-Effective Amendment No.
                                    4 to the Fund's Registration Statement
                                    (filed on November 25, 1998) on Form N-1A.

                       (b) Form of By-Laws is incorporated by reference from Exhibit 2 to the Funds' initial Registration Statement filed on July 31, 1997 on Form N-1A.

                       (c)   (1)    Article III, Sections 4 and 5; Article IV,
                                    Section 1; Article V; Article VIII, Section
                                    4; and Article IX, Sections 1, 4 and 7 of the Declaration of Trust referred to herein as Exhibit (a)(1).

                       (c)   (2)    Article 9; Article 10, Section 6; and
                                    Article 11 of the By-laws referred to herein as Exhibit (b).

                       (d) Investment Advisory Agreement between Registrant and Sanwa Bank California, dated October 21, 1997, is incorporated by reference from Exhibit 5 to Post-Effective Amendment No. 1 to the Fund's Registration Statement (filed February 20, 1998) on Form N-1A.

                       (e) Distribution Agreement between Registrant and BISYS Fund Services Limited Partnership, dated October 31, 1997, is incorporated by reference from Exhibit 6 to Post-Effective Amendment No. 3 to the Funds' Registration Statement (filed on April 29, 1998) on Form N-1A.

                       (f)          None.

                       (g)   (1)    Custody Agreement between Registrant and The
                                    Bank of New York, dated November 3, 1997, is incorporated by reference from Exhibit 8(a) to Post-Effective Amendment No. 3 to the

                                    Funds' Registration Statement (filed on
                                    April 29, 1998) on Form N-1A.

                             (2)    Form of Foreign Custody Manager
                                    Agreement between Registrant and The
                                    Bank of New York is incorporated by
                                    reference to Exhibit 8(b) to
                                    Pre-Effective Amendment No. 2 to the
                                    Registrant's Registration Statement
                                    filed on October 3, 1997 on Form N-1A.

                       (h)   (1)    Transfer Agency Agreement between Registrant
                                    and BISYS Fund Services, Inc., dated October
                                    31, 1997, is incorporated by reference from
                                    Exhibit 9(a) to Post-Effective Amendment No.
                                    3 to the Funds' Registration Statement
                                    (filed on April 29, 1998) on Form N-1A.

                           (2)      Fund Accounting Agreement between
                                    Registrant and BISYS Fund Services,
                                    Inc., dated October 31, 1997, is
                                    incorporated by reference from Exhibit
                                    9(b) to Post-Effective Amendment No. 3
                                    to the Funds' Registration Statement
                                    (filed on April 29, 1998) on Form N-1A.

                           (3)      Administration Agreement between
                                    Registrant and BISYS Fund Services
                                    Limited Partnership, dated October 31,
                                    1997, is incorporated by reference from
                                    Exhibit 9(c) to Post-Effective Amendment
                                    No. 3 to the Funds' Registration
                                    Statement (filed on April 29, 1998) on
                                    Form N-1A.

                           (4) Form of Service Plan is incorporated by reference from Exhibit 9(d) to Pre-Effective Amendment No. 2 to the Funds' Registration Statement filed on October 3, 1997 on Form N- 1A.

                           (5) Forms of service agreements pursuant to Service Plan referred to herein as
                                    Exhibit 9(d) is incorporated by
                                    reference from Exhibit 9(e) to
                                    Pre-Effective Amendment No. 2 to the
                                    Funds' Registration Statement filed on
                                    October 3, 1997 on Form N-1A.

                       (i) Opinion and Consent of Counsel as to legality of shares being registered is filed herewith.

                       (j) (2)      Consent of Ropes & Gray is filed herewith.

                       (k)          Omitted financial statements: None.

                       (l) Purchase Agreement between the Registrant and BISYS Fund Services, dated September 26, 1997, is incorporated by reference from
                                    Exhibit 13 to Post-Effective Amendment No. 3 to the Funds' Registration Statement (filed on April 29, 1998) on Form N-1A.

                       (m) (1)      Distribution and Shareholder
                                    Services Plan between the Registrant and BISYS Fund Services Limited Partnership, dated October 21, 1997, is incorporated by reference from Exhibit 15(a) to Post-Effective Amendment No. 3 to the Funds' Registration Statement (filed on April 29, 1998) on
                                    Form N-1A.

                           (2) Forms of Servicing Agreement pursuant to Distribution and Shareholder Services Plan referred to herein as Exhibit 15(a) are incorporated by reference from
                                    Exhibit 15(b) to Pre-Effective Amendment
                                    No. 2 to the Registrant's Registration
                                    Statement filed on October 3, 1997 on
                                    Form N-1A.

                       (m) Multiple Class Plan, dated October 21, 1997, is incorporated by reference from
                                    Exhibit 18 to Post-Effective Amendment
                                    No. 3 to the Funds' Registration
                                    Statement (filed on April 29, 1998) on
                                    Form N-1A.

ITEM 24.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

              As of the date of this Registration Statement, there are no persons controlled by or under common control with the Registrant.

ITEM 25.      INDEMNIFICATION

                  Article VIII of Registrant's Amended and Restated Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases Nos. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

                  Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

                  Sanwa Bank California ("SBCL"), performs investment advisory services for the Registrant. SBCL is a wholly owned subsidiary of The Sanwa Bank Limited, of Japan. Its principal offices are located at 601 South Figueroa Street, Los Angeles, California 90017. Established in 1972, SBCL provides a full range of personal and business banking services through a network of more than 100 branches and offices statewide. SBCL has approximately $8 billion in assets.

                  To the knowledge of Registrant, none of the directors or officers of SBCL, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of SBCL also hold positions with The Sanwa Bank Limited, of Japan or its other subsidiaries.

                  Listed below are the directors and certain principal executive officers of SBCL, their principal occupations and, for the prior two fiscal years, any other business, profession, vocation, or employment of a substantial nature engaged in by such directors and officers:


NAME AND POSITION              OTHER BUSINESS, PROFESSION, VOCATION, OR EMPLOYMENT
-----------------              ---------------------------------------------------

Teruyoshi Yasufuky             Chairman of the Board, SBCL; Counselor, Sanwa Research Institute

Steven D. Broidy               Director, SBCL; Vice Chairman and Chief Administrative Officer, City National Bank

Robert C. Cooke                         Director, SBCL

Robert C. Corteway                      Director, SBCL

Vilma Martinez                          Director, SBCL; Litigation Partner, Munger, Tolles & Olson

James M. Rosser, Ph.D.                  Director, SBCL; President, California State University at Los Angeles

Cynthia Ann Telles, Ph.D.               Director, SBCL; Director, Spanish Speaking Psychosocial Clinic, The Neuropsychiatric
                                        Institute and Hospital Department of Psychiatry and Behavioral Sciences, UCLA School of
                                        Medicine

James C. Van Horne                      Director, SBCL; A.P. Gianniani Professor of Finance at the Graduate School of Business at
                                        Stanford University

Tamio Takakura                          President and Chief Executive Officer, SBCL

Kazuyoshi Kuwahata                      Vice Chairman & Chief Line Officer, SBCL

Howard N. Gould                         Vice Chairman & Chief Administrative Officer, SBCL


ITEM 27.          PRINCIPAL UNDERWRITER

         (a) BISYS Fund Services acts as distributor for the Registrant. BISYS Fund Services also distributes the securities of Alpine Equity Trust, American Performance Funds, AmSouth Mutual Funds, The BB&T Funds, The Coventry Group, ESC Strategic Funds, Inc., Fifth Third Funds, Governor Funds, Hirtle Callaghan Trust, HSBC Funds Trust, HSBC Mutual Funds Trust, The Infinity Mutual Funds, Inc., INTRUST Funds Trust, Magna Funds, Mercantile Mutual Funds, Inc., Metamarkets.com, Meyers Investment Trust, MMA Praxis Mutual Funds, M.S.D.&T Funds, Pacific Capital Funds, The Republic Funds Trust, The Republic Advisors Funds Trust, Sefton Funds, SSgA International Liquidity Fund, Summit Investment Trust, US Allianz Funds, US Allianz Funds Variable Insurance Products Trust, Valenzuela Capital Trust, Variable Insurance Funds, The Victory Portfolios, The Victory Variable Insurance Funds, and Vintage Mutual Funds, Inc., each of which is a management investment company. The parent of BISYS Fund Services, Inc. (the sole general partner of BISYS Fund Services) is The BISYS Group, Inc.

         (b) Partners of BISYS Fund Services as of the date of this Part C are as follows:


                                       Positions and                      Positions and
Name and Principal                     Offices with The                   Offices with
Business Addresses                     Winsbury Company                   The Registrant
------------------                     ----------------                   --------------

BISYS Fund Services, Inc.              Sole General                        None
3435 Stelzer Road                        Partner
Columbus, OH  43219


WC Subsidiary Corporation               Sole Limited Partner               None
150 Clove Road
Little Falls, NJ 07424


ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS

                  (1) Sanwa Bank California, 601 S. Figueroa Street, Los Angeles, California 90017 (records relating to the Advisor's functions as investment adviser).

                  (2) BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as administrator and distributor).

                  (3) The Bank of New York, 100 Church Street, New York, New York 10286 (records relating to its function as custodian).

                  (4) Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, DC 20005 (the Registrant's Declaration of Trust, By-Laws, and Minute Books).

                  (5) BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as transfer agent and fund accountant).

ITEM 29.          MANAGEMENT SERVICES

                  None.

ITEM 30.          UNDERTAKINGS

                  Registrant hereby undertakes to call a meeting of the shareholders for the purpose of voting upon the question of removal of one or more trustees when requested to do so by the holders of at least 10% of the outstanding shares of Registrant and to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communication.

                  Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, D.C., on the 30th day of November 1999.

                                                     Eureka Funds

                                                     By:/s/ Larry Layne*
                                                       -------------------------
                                                           Larry Layne
                                                           Chairman

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of the Eureka Funds has been signed below by the following persons in the capacities and on the dates indicated:


Signature                                Capacity                          Date
---------                                --------                          ----
                                         Chairman of the Board
/s/ Larry Layne*                         and Trustee                    November 30, 1999
--------------------------
    Larry Layne

/s/ Walter F. Beran*                     Trustee                        November 30, 1999
--------------------------
     Walter F. Beran

/s/ David L. Buell*                      Trustee                        November 30, 1999
--------------------------
     David L. Buell

/s/ Donald H. Livingstone*               Trustee                        November 30, 1999
--------------------------
     Donald H. Livingstone

/s/ Irimga McKay*                        President                      November 30, 1999
--------------------------
    Irimga McKay

/s/ Joel Engle*                          Treasurer                      November 30, 1999
--------------------------
     Joel Engle

*By:    Alyssa Albertelli
        -----------------
        Alyssa Albertelli
        Attorney-In-Fact

                                POWER OF ATTORNEY

        The undersigned, each being a Trustee of the Eureka Funds, does hereby constitute and appoint Martin E. Lybecker, Brian L. Murray, Jr., and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Eureka Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Eureka Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as an officer of the Eureka Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

SIGNATURE                              CAPACITY                DATE
---------                              --------                ----


/s/ Larry Layne                        Trustee                 October 21, 1997
---------------
Larry Layne


/s/ Kazuyoshi Kuwahata*                Trustee                 October 21, 1997
-----------------------
Kazuyoshi Kuwahata


/s/ Walter F. Beran                    Trustee                 October 21, 1997
-------------------
Walter F. Beran


/s/ David L. Buell                     Trustee                 October 21, 1997
------------------
David L. Buell


/s/ Donald H. Livingstone              Trustee                 October 21, 1997
-------------------------
Donald H. Livingstone

                                POWER OF ATTORNEY

        The undersigned, being the President of the Eureka Funds, does hereby constitute and appoint Martin E. Lybecker, Brian L. Murray, Jr., and Alyssa Albertelli, each individually, her true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Eureka Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Eureka Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as an officer of the Eureka Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

SIGNATURE                         CAPACITY                    DATE
---------                         --------                    ----


/s/ Irimga McKay                  President                   February 20, 1998
----------------
Irimga McKay

                                POWER OF ATTORNEY

        The undersigned, being the Treasurer of the Eureka Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Eureka Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Eureka Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as an officer of the Eureka Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue thereof.

SIGNATURE                           CAPACITY                    DATE
---------                           --------                    ----


/s/ Joel Engle                      Treasurer                   October 21, 1999
------------------
Joel Engle

                                  Exhibit Index

EXHIBIT NO.                DESCRIPTION                                PAGE
-----------                -----------                                ----



(i)         Opinion and Consent of Counsel

(j)(2)      Consent of Ropes & Gray